UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2014

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2014

     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, until March 12, 2014, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may have incurred transaction costs in the form of purchase premiums and/or redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2013)	(April 30, 2014)	Ratio	April 30, 2014)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.09%	$0.45
Hypothetical (5% return less expenses)	1,000.00	1,024.30	0.09	0.45
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% return less expenses)	1,000.00	1,024.50	0.05	0.25
Core Fixed Income Portfolio
Actual	1,000.00	1,010.50	0.56	2.79
Hypothetical (5% return less expenses)	1,000.00	1,022.00	0.56	2.81
Strategic Equity Portfolio
Actual	1,000.00	1,082.40	0.86	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,034.50	0.92	4.64
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.61
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,035.80	0.72	3.63
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.72	3.61
Large Cap Value Portfolio
Actual	1,000.00	1,082.00	0.89	4.59
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.46
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,021.50	0.95	4.76
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
Actual	1,000.00	1,118.90	0.84	4.41
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
Large Cap Growth Portfolio
Actual	1,000.00	1,119.80	0.85	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Long/Short Portfolio
Actual	1,000.00	1,033.30	1.22	6.15
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.22	6.11

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2013)	(April 30, 2014)	Ratio	April 30, 2014)

Total Market Portfolio
Actual	$1,000.00	$1,134.80	1.25%	$6.62
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
Secured Options Portfolio
Actual	1,000.00	1,052.80	0.87	4.43
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
International Secured Options Portfolio
Actual	1,000.00	1,048.50	0.87	4.42
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
International Portfolio
Actual	1,000.00	1,024.00	1.23	6.17
Hypothetical (5% return less expenses)	1,000.00	1,018.70	1.23	6.16
Philadelphia International Fund
Actual	1,000.00	1,020.00	1.00	5.01
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,103.30	1.03	5.37
Hypothetical (5% return less expenses)	1,000.00	1,019.70	1.03	5.16
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	970.00	1.19	5.81
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.19	5.96

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2013)	(April 30, 2014)	Ratio	April 30, 2014)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,014.20	0.25%	$1.25
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.25

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2013)	(April 30, 2014)	Ratio	April 30, 2014)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,011.10	0.28%	$1.40
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.28	1.40

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2014 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$385,574,295	$629,994,740	$430,263,056
Repurchase agreements at value	285,655,338	—	3,785,917

Total investments	671,229,633	629,994,740	434,048,973

Cash	—	87,357	—
Receivable from Advisor	8,223	15,792	—
Receivable for fund shares sold	—	—	131,396
Interest receivable	643,757	311,555	4,087,587
Prepaid expenses	37,361	31,154	16,485

Total assets	671,918,974	630,440,598	438,284,441

Liabilities:
Obligation to return securities lending collateral	—	—	38,578,981
Payable for fund shares redeemed	210	—	62,536
Dividend payable	30	34	—
Payable for Investment Advisory fees	—	—	114,194
Payable for Directors’ fees	16,666	14,558	8,649
Payable to Affiliate	—	310	32,628
Accrued expenses	106,001	84,556	52,118

Total liabilities	122,907	99,458	38,849,106

Net Assets	$671,796,067	$630,341,140	$399,435,335

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$671,800	$630,551	$35,800
Paid-in capital in excess of par value	671,128,419	629,711,423	389,982,016
Undistributed (distributions in excess of) net investment income	38	(32)	(5,811)
Accumulated net realized loss from investment transactions	(4,190)	(802)	(1,457,431)
Net unrealized appreciation on investments	—	—	10,880,761

Total Net Assets	$671,796,067	$630,341,140	$399,435,335

Shares Outstanding[3]	671,800,318	630,550,786	35,800,151

Net Asset Value Per Share	$1.00	$1.00	$11.16

[1] Investment at cost	$671,229,633	$629,994,740	$423,168,212
[2] Market value of securities on loan	$—	$—	$37,862,601
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2014 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$180,069,696	$1,368,449,751	$97,779,589
Repurchase agreements at value	644,405	28,446,694	458,916

Total investments	180,714,101	1,396,896,445	98,238,505

Receivable for securities sold	—	2,941,903	—
Receivable for fund shares sold	25,000	2,087,256	—
Dividends receivable	128,609	137,955	56,334
Interest receivable	278	63,744	287
Prepaid expenses	7,524	37,331	3,353

Total assets	180,875,512	1,402,164,634	98,298,479

Liabilities:
Payable for securities purchased	—	7,504,053	—
Obligation to return securities lending collateral	2,265,998	86,117,177	744,913
Payable for fund shares redeemed	93,340	1,848,116	162,451
Payable for Investment Advisory fees	79,254	577,855	43,661
Payable for Directors’ fees	3,811	12,382	1,587
Payable to Affiliate	28,820	207,657	15,882
Accrued expenses	30,325	21,518	3,388

Total liabilities	2,501,548	96,288,758	971,882

Net Assets	$178,373,964	$1,305,875,876	$97,326,597

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,994	$50,346	$8,070
Paid-in capital in excess of par value	108,199,821	1,097,994,816	74,703,662
Undistributed net investment income	271,584	2,285,996	42,042
Accumulated net realized gain from investment transactions	14,095,205	25,589,149	4,499,779
Net unrealized appreciation on investments	55,799,360	179,955,569	18,073,044

Total Net Assets	$178,373,964	$1,305,875,876	$97,326,597

Shares Outstanding[3]	7,993,821	50,346,287	8,069,824

Net Asset Value Per Share	$22.31	$—	$12.06

Advisor Class — based on net assets of $953,348,825 and shares outstanding of 37,104,987 (80,000,000 authorized shares)	—	25.69	—

Institutional Class — based on net assets of $352,527,051 and shares outstanding of 13,241,300 (35,000,000 authorized shares)	—	26.62	—

[1] Investment at cost	$124,914,741	$1,216,940,876	$80,165,461
[2] Market value of securities on loan	$2,217,109	$81,933,114	$746,338
[3] Authorized shares	75,000,000	115,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2014 — (Unaudited)

		Large
		Cap
		Core
		Portfolio
		(formerly
		known
		as
	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio)	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$46,279,052	$506,996,566	$285,414,738
Repurchase agreements at value	241,036	4,415,432	2,777,125

Total investments	46,520,088	511,411,998	288,191,863

Receivable for fund shares sold	10,251	1,510,950	943,339
Dividends receivable	14,264	537,908	255,487
Interest receivable	3,286	474	1
Prepaid expenses	1,659	13,781	8,854

Total assets	46,549,548	513,475,111	289,399,544

Liabilities:
Payable for securities purchased	—	2,765,929	1,514,029
Obligation to return securities lending collateral	8,459,809	4,662,760	—
Payable for fund shares redeemed	—	70,719	375,570
Payable for Investment Advisory fees	17,368	218,519	123,921
Payable for Directors’ fees	766	4,843	3,023
Payable to Affiliate	7,895	79,454	45,069
Accrued expenses	2,966	10,970	1,862

Total liabilities	8,488,804	7,813,194	2,063,474

Net Assets	$38,060,744	$505,661,917	$287,336,070

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$3,850	$24,901	$13,688
Paid-in capital in excess of par value	29,758,530	410,503,881	227,857,706
Undistributed (distributions in excess of) net investment income	(2,543)	671,472	299,511
Accumulated net realized gain from investment transactions	3,263,441	12,660,737	13,297,992
Net unrealized appreciation on investments	5,037,466	81,800,926	45,867,173

Total Net Assets	$38,060,744	$505,661,917	$287,336,070

Shares Outstanding[3]	3,849,846	24,901,149	13,688,084

Net Asset Value Per Share	$9.89	$20.31	$20.99

[1] Investment at cost	$41,482,622	$429,611,072	$242,324,690
[2] Market value of securities on loan	$8,255,818	$4,827,495	$—
[3] Authorized shares	55,000,000	35,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2014 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$100,038,339	$69,890,600	$9,982,665
Repurchase agreements at value	5,289,599	482,996	25,709,414

Total investments	105,327,938	70,373,596	35,692,079

Receivable from Advisor	—	5,437	—
Receivable for securities sold	1,343,084	3,411,273	—
Receivable for fund shares sold	671,559	10,138,273	34,880
Dividends receivable	49,428	39,522	—
Interest receivable	3,459	1,956	7
Cash collateral on deposit at broker (Note 1)	55,974,347	11,296,811	299,825,000
Prepaid expenses	1,889	1,375	16,070

Total assets	163,371,704	95,268,243	335,568,036

Liabilities:
Payable for securities purchased	2,076,083	13,410,905	—
Obligation to return securities lending collateral	16,354,988	12,601,019	—
Payable for fund shares redeemed	—	—	231,449
Options written, at value[3]	—	—	415,950
Dividend payable on securities sold short	18,793	5,369	—
Payable for securities sold short, at value[4]	56,413,736	14,416,724	—
Payable for Investment Advisory fees	59,006	30,611	150,196
Payable for Directors’ fees	376	777	8,586
Payable to Affiliate	13,887	7,203	54,616
Accrued expenses	2,703	3,169	42,276

Total liabilities	74,939,572	40,475,777	903,073

Net Assets	$88,432,132	$54,792,466	$334,664,963

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$8,150	$3,787	$27,066
Paid-in capital in excess of par value	91,093,893	39,961,156	314,377,156
Undistributed (distributions in excess of) net investment income	(290,463)	48,009	(1,421,417)
Accumulated net realized gain (loss) from investment transactions	(8,849,354)	3,425,201	17,275,196
Net unrealized appreciation on investments	6,434,630	11,233,918	3,116,822
Net unrealized appreciation on options written	—	—	1,290,140
Net unrealized appreciation on securities sold short	35,276	120,395	—

Total Net Assets	$88,432,132	$54,792,466	$334,664,963

Shares Outstanding[5]	8,149,832	3,787,260	27,066,105

Net Asset Value Per Share	$10.85	$14.47	$12.36

[1] Investment at cost	$98,893,308	$59,139,678	$32,575,257
[2] Market value of securities on loan	$16,114,149	$12,446,901	$—
[3] Premiums received from options written	$—	$—	$1,706,090
[4] Proceeds from securities sold short	$56,449,012	$14,537,119	$—
[5] Authorized shares	20,000,000	20,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2014 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$65,320,773	$50,879,013	$23,928,901
Repurchase agreements at value	1,177,782	1,165,020	396,061

Total investments	66,498,555	52,044,033	24,324,962

Foreign currency, at value (Note 1)[3]	—	38,609	17,642
Receivable from Advisor	—	—	5,294
Receivable for securities sold	—	449,181	186,885
Receivable for fund shares sold	—	—	26,879
Dividends receivable	—	215,465	101,109
Interest receivable	—	2,018	1,061
Cash collateral on deposit at broker (Note 1)	35,591,261	—	—
Foreign tax reclaims receivable	—	114,439	43,510
Initial offering fee	1,584	—	—
Prepaid expenses	4,582	2,752	836

Total assets	102,095,982	52,866,497	24,708,178

Liabilities:
Payable for securities purchased	—	158,268	61,931
Payable for spot foreign currency contracts purchased	—	62	18
Obligation to return securities lending collateral	—	3,612,220	2,199,363
Payable for fund shares redeemed	37,858	46,249	36,016
Options written, at value[4]	795,449	—	—
Payable for Investment Advisory fees	45,281	30,028	13,729
Payable for Directors’ fees	1,716	2,095	646
Payable to Affiliate	16,466	9,985	—
Accrued expenses	28,158	10,692	22,744

Total liabilities	924,928	3,869,599	2,334,447

Net Assets	$101,171,054	$48,996,898	$22,373,731

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$9,065	$3,316	$1,679
Paid-in capital in excess of par value	94,732,029	96,677,366	98,525,699
Undistributed net investment income	323,133	312,559	141,722
Accumulated net realized gain (loss) from investment transactions	2,515,494	(59,333,628)	(81,097,207)
Net unrealized appreciation on investments	3,683,535	11,333,379	4,800,470
Net unrealized appreciation (depreciation) on options written	(92,202)	—	—
Net unrealized appreciation on foreign currencies	—	3,906	1,368

Total Net Assets	$101,171,054	$48,996,898	$22,373,731

Shares Outstanding[5]	9,064,961	3,316,034	1,679,020

Net Asset Value Per Share	$11.16	$14.78	$13.33

[1] Investment at cost	$62,815,020	$40,710,654	$19,524,492
[2] Market value of securities on loan	$—	$3,455,123	$2,102,950
[3] Foreign currency cost	$—	$38,521	$17,602
[4] Premiums received from options written	$703,247	$—	$—
[5] Authorized shares	20,000,000	40,000,000	70,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2014 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Assets:
Investments[1]:
Investments at value	$40,984,696	$50,032,855
Repurchase agreements at value	65,112	274,799

Total investments	41,049,808	50,307,654

Foreign currency, at value (Note 1)[2]	4,691	1,781
Receivable for securities sold	1,309	—
Receivable for fund shares sold	8,000,000	—
Dividends receivable	204,813	172,142
Foreign tax reclaims receivable	20,891	12,479
Prepaid expenses	865	2,370

Total assets	49,282,377	50,496,426

Liabilities:
Payable for securities purchased	7,994,391	—
Payable for spot foreign currency contracts purchased	7,494	—
Payable for Investment Advisory fees	16,344	27,065
Payable for Directors’ fees	247	1,012
Payable to Affiliate	545	833
Accrued expenses	29,762	60,414

Total liabilities	8,048,783	89,324

Net Assets	$41,233,594	$50,407,102

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$3,313	$5,691
Paid-in capital in excess of par value	36,475,494	47,283,330
Undistributed (distributions in excess of) net investment income	198,261	(83,043)
Accumulated net realized gain (loss) from investment transactions	1,360,693	(155,961)
Net unrealized appreciation on investments	3,204,942	3,371,557
Net unrealized depreciation on foreign currencies	(9,109)	(14,472)

Total Net Assets	$41,233,594	$50,407,102

Shares Outstanding[3]	3,312,786	5,691,309

Net Asset Value Per Share	$12.45	$8.86

Class IV — based on net assets of $41,233,594 and $50,407,102, respectively and shares outstanding of 3,312,786 and 5,691,309, respectively	12.45	8.86

[1] Investment at cost	$37,844,866	$46,936,097
[2] Foreign currency cost	$4,671	$1,785
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$381,405	$156,322	$5,627,797
Income from security lending	146	—	20,495

Total investment income	381,551	156,322	5,648,292

Expenses:
Management fees	—	—	679,892
Administration, transfer agent and custody fees	240,345	197,938	124,126
Professional fees	82,405	68,959	38,517
Shareholder report expenses	6,324	4,472	3,524
Shareholder servicing fees	403,858	331,684	194,255
Directors’ fees and expenses	38,000	30,555	18,316
Registration and filing fees	1,750	2,047	2,534
Other expenses	37,715	33,781	22,544

Total expenses	810,397	669,436	1,083,708

Less expenses waived/reimbursed	(429,063)	(513,299)	—

Net expenses	381,334	156,137	1,083,708

Net investment income	217	185	4,564,584

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,232	(2)	(1,443,474)

Net change in unrealized gain of:
Investments	—	—	706,596

Net realized and unrealized gain (loss)	3,232	(2)	(736,878)

Net increase in net assets resulting from operations	$3,449	$183	$3,827,706

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2014 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$1,776,467	$8,736,647	$592,256
Interest	19	1,634	20
Income from security lending	1,191	323,077	1,589

Total investment income	1,777,677	9,061,358	593,865

Expenses:
Management fees	486,102	2,874,869	261,517
Administration, transfer agent and custody fees	55,913	423,729	34,841
Professional fees	17,680	68,907	9,181
Shareholder report expenses	4,461	24,411	1,039
Shareholder servicing fees (Advisor Class)	176,765	1,012,187	95,097
Shareholder servicing fees (Institutional Class)	—	58,914	—
Directors’ fees and expenses	8,526	39,642	4,223
Registration and filing fees	3,950	23,237	11,323
Other expenses	9,777	27,375	5,648

Total expenses	763,174	4,553,271	422,869

Net investment income	1,014,503	4,508,087	170,996

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	14,136,803	26,869,705	4,578,407

Net change in unrealized gain (loss) of:
Investments	(876,812)	(5,837,837)	2,868,041

Net realized and unrealized gain	13,259,991	21,031,868	7,446,448

Net increase in net assets resulting from operations	$14,274,494	$25,539,955	$7,617,444

[1]	The Strategic Equity Portfolio had foreign dividend withholding taxes of $12,809.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2014 — (Unaudited)

		Large
		Cap
		Core
		Portfolio
		(formerly
		known
		as
	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio)	Portfolio
Investment income:
Dividends	$192,478	$3,783,442	$1,939,098
Interest	8	223	125
Income from security lending	14,307	5,729	—

Total investment income	206,793	3,789,394	1,939,223

Expenses:
Management fees	105,651	1,057,970	637,879
Administration, transfer agent and custody fees	15,814	117,373	73,582
Professional fees	4,164	29,209	17,906
Shareholder report expenses	1,281	7,048	4,619
Shareholder servicing fees	48,023	384,716	231,956
Directors’ fees and expenses	1,836	14,611	9,243
Registration and filing fees	4,066	3,764	3,345
Other expenses	1,930	10,469	6,926

Total expenses	182,765	1,625,160	985,456

Net investment income	24,028	2,164,234	953,767

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	3,267,446	12,748,880	13,308,681

Net change in unrealized gain (loss) of:
Investments	(2,508,237)	26,226,691	10,967,086

Net realized and unrealized gain	759,209	38,975,571	24,275,767

Net increase in net assets resulting from operations	$783,237	$41,139,805	$25,229,534

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2014 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$435,603	$437,567	$96,814
Interest	189	24	1,279
Income from security lending	24,919	16,459	—

Total investment income	460,711	454,050	98,093

Expenses:
Management fees	370,353	228,272	943,632
Administration, transfer agent and custody fees	27,349	21,504	102,475
Professional fees	2,728	4,577	40,801
Shareholder report expenses	994	954	9,827
Shareholder servicing fees	61,726	38,045	343,139
Dividends on securities sold short	246,067	64,376	—
Directors’ fees and expenses	1,749	1,693	18,193
Short position flex fees	—	31,969	—
Registration and filing fees	17,045	12,045	9,620
Other expenses	1,517	2,709	20,083

Total expenses	729,528	406,144	1,487,770

Less expenses waived/reimbursed	(108,020)	(72,016)	—

Net expenses	621,508	334,128	1,487,770

Net investment income (loss)	(160,797)	119,922	(1,389,677)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,235,830	4,752,522	109,628
Options written	—	—	18,303,984
Securities sold short	(3,964,291)	(1,147,044)	—

Net realized gain (loss)	(1,728,461)	3,605,478	18,413,612

Net change in unrealized gain of:
Investments	1,741,996	61,184	675,150
Options written	—	—	161,167
Securities sold short	2,007,572	853,888	—

Net change in unrealized gain	3,749,568	915,072	836,317

Net realized and unrealized gain	2,021,107	4,520,550	19,249,929

Net increase in net assets resulting from operations	$1,860,310	$4,640,472	$17,860,252

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2014 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Investment income:
Dividends[1]	$851,900	$622,236	$289,823
Interest	240	39	18
Income from security lending	—	7,000	2,684

Total investment income	852,140	629,275	292,525

Expenses:
Management fees	269,677	192,582	90,435
Administration, transfer agent and custody fees	30,171	40,287	39,825
Professional fees	11,352	5,826	2,548
Shareholder report expenses	3,310	—	6,748
Shareholder servicing fees	98,064	62,754	—
Directors’ fees and expenses	4,878	2,816	1,140
Registration and filing fees	2,079	4,883	10,796
Other expenses	7,352	7,639	2,353

Total expenses	426,883	316,787	153,845

Less expenses waived/reimbursed	—	—	(33,265)

Net expenses	426,883	316,787	120,580

Net investment income	425,257	312,488	171,945

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4)	4,745,350	1,712,743
Options written	2,523,800	—	—
Foreign currency transactions	—	(30,099)	(12,299)

Net realized gain	2,523,796	4,715,251	1,700,444

Net change in unrealized gain (loss) of:
Investments	2,024,589	(3,911,541)	(1,439,825)
Options written	(234,070)	—	—
Foreign currency translation	—	6,359	2,106

Net change in unrealized gain (loss)	1,790,519	(3,905,182)	(1,437,719)

Net realized and unrealized gain	4,314,315	810,069	262,725

Net increase in net assets resulting from operations	$4,739,572	$1,122,557	$434,670

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $43,488 and $20,734, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2014 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Investment income:
Dividends[1]	$406,946	$537,906
Interest	7	8,207

Total investment income	406,953	546,113

Expenses:
Management fees	76,834	159,221
Administration, transfer agent and custody fees	39,109	103,381
Professional fees	6,562	7,879
Shareholder report expenses	4,075	6,801
Shareholder servicing fees (Class IV)	2,561	4,899
Directors’ fees and expenses	1,020	2,422
Registration and filing fees	585	—
Other expenses	1,167	7,890

Total expenses	131,913	292,493

Less expenses waived/reimbursed	(10)	—

Net expenses	131,903	292,493

Net investment income	275,050	253,620

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,520,979	87,852
Foreign currency transactions	1,247	(23,953)

Net realized gain	1,522,226	63,899

Net change in unrealized gain (loss) of:
Investments	395,952	(1,870,314)
Foreign currency translation	(9,751)	1,270

Net change in unrealized gain (loss)	386,201	(1,869,044)

Net realized and unrealized gain (loss)	1,908,427	(1,805,145)

Net increase (decrease) in net assets resulting from operations	$2,183,477	$(1,551,525)

[1]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $35,083 and $62,514, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2014 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$217	$185	$4,564,584
Net realized gain (loss) on:
Investment transactions	3,232	(2)	(1,443,474)
Net change in unrealized gain of:
Investments	—	—	706,596

Net increase in net assets resulting from operations	3,449	183	3,827,706
Distributions to shareholders from:
Net investment income	(217)	(185)	(5,318,074)
Net realized gain on investments	—	—	(837,700)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(86,263,215)	(3,570,827)	2,833,366

Net increase (decrease) in net assets	(86,259,983)	(3,570,829)	505,298

NET ASSETS:
Beginning of period	758,056,050	633,911,969	398,930,037

End of period	$671,796,067	$630,341,140	$399,435,335

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$38	$(32)	$(5,811)

For the Year Ended October 31, 2013
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$864	$365	$9,844,460
Net realized gain on:
Investment transactions	2	—	2,416,119
Net change in unrealized gain (loss) of:
Investments	—	—	(19,455,212)

Net increase (decrease) in net assets resulting from operations	866	365	(7,194,633)
Distributions to shareholders from:
Net investment income	(864)	(365)	(11,783,028)
Net realized gain on investments	—	—	(1,165,411)
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,977,669	(45,514,277)	(61,425,996)

Net increase (decrease) in net assets	17,977,671	(45,514,277)	(81,569,068)

NET ASSETS:
Beginning of year	740,078,379	679,426,246	480,499,105

End of year	$758,056,050	$633,911,969	$398,930,037

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$747,679

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2014 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,014,503	$4,508,087	$170,996
Net realized gain on:
Investment transactions	14,136,803	26,869,705	4,578,407
Net change in unrealized gain (loss) of:
Investments	(876,812)	(5,837,837)	2,868,041

Net increase in net assets resulting from operations	14,274,494	25,539,955	7,617,444
Distributions to shareholders from:
Net investment income:
Advisor Class	(930,302)	(2,614,338)	(175,809)
Institutional Class	—	(730,775)	—
Net realized gain on investments:
Advisor Class	(18,467,168)	(31,991,947)	(12,749,678)
Institutional Class	—	(7,885,721)	—
Net increase in net assets from capital share transactions (See note 5)	3,813,139	529,544,432	6,886,237

Net increase (decrease) in net assets	(1,309,837)	511,861,606	1,578,194

NET ASSETS:
Beginning of period	179,683,801	794,014,270	95,748,403

End of period	$178,373,964	$1,305,875,876	$97,326,597

Undistributed net investment income included in net assets at end of period	$271,584	$2,285,996	$42,042

For the Year Ended October 31, 2013
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,142,600	$3,124,867	$630,336
Net realized gain on:
Investment transactions	18,249,333	41,255,148	13,281,686
Net change in unrealized gain of:
Investments	16,662,468	145,406,749	8,730,505

Net increase in net assets resulting from operations	37,054,401	189,786,764	22,642,527
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,986,561)	(2,365,767)	(762,660)
Institutional Class	—	(148,829)	—
Net realized gain on investments:
Advisor Class	(1,637,772)	(3,767,523)	(3,588,644)
Institutional Class	—	(147,862)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,326,451)	232,791,341	350,373

Net increase in net assets	9,103,617	416,148,124	18,641,596

NET ASSETS:
Beginning of year	170,580,184	377,866,146	77,106,807

End of year	$179,683,801	$794,014,270	$95,748,403

Undistributed net investment income included in net assets at end of year	$187,383	$1,123,022	$46,855

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2014 — (Unaudited)

		Large Cap
		Core Portfolio
		(formerly known
	U.S. Emerging	as Large Cap	Large Cap
	Growth Portfolio	100 Portfolio)	Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$24,028	$2,164,234	$953,767
Net realized gain on:
Investment transactions	3,267,446	12,748,880	13,308,681
Net change in unrealized gain (loss) of:
Investments	(2,508,237)	26,226,691	10,967,086

Net increase in net assets resulting from operations	783,237	41,139,805	25,229,534
Distributions to shareholders from:
Net investment income	(26,571)	(1,736,199)	(771,676)
Net realized gain on investments	(311,258)	(5,698,660)	(8,637,769)
Net increase in net assets from capital share transactions (See note 5)	134,436	184,414,560	86,963,650

Net increase in net assets	579,844	218,119,506	102,783,739

NET ASSETS:
Beginning of period	37,480,900	287,542,411	184,552,331

End of period	$38,060,744	$505,661,917	$287,336,070

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,543)	$671,472	$299,511

For the Year Ended October 31, 2013
		Large Cap
		Core Portfolio
		(formerly known
	U.S. Emerging	as Large Cap	Large Cap
	Growth Portfolio	100 Portfolio)	Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$277,510	$2,031,777	$1,091,170
Net realized gain on:
Investment transactions	4,451,237	15,564,487	11,552,760
Net change in unrealized gain of:
Investments	4,758,885	35,492,720	24,052,979

Net increase in net assets resulting from operations	9,487,632	53,088,984	36,696,909
Distributions to shareholders from:
Net investment income	(276,264)	(1,839,612)	(968,053)
Net increase in net assets from capital share transactions (See note 5)	884,357	121,088,545	55,296,957

Net increase in net assets	10,095,725	172,337,917	91,025,813

NET ASSETS:
Beginning of year	27,385,175	115,204,494	93,526,518

End of year	$37,480,900	$287,542,411	$184,552,331

Undistributed net investment income included in net assets at end of year	$—	$243,437	$117,420

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2014 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(160,797)	$119,922	$(1,389,677)
Net realized gain (loss) on:
Investment transactions	2,235,830	4,752,522	109,628
Options written	—	—	18,303,984
Securities sold short	(3,964,291)	(1,147,044)	—
Net change in unrealized gain of:
Investments	1,741,996	61,184	675,150
Options Written	—	—	161,167
Securities sold short	2,007,572	853,888	—

Net increase in net assets resulting from operations	1,860,310	4,640,472	17,860,252
Distributions to shareholders from:
Net investment income	—	(68,277)	—
Net realized gain on investments	—	(4,877)	(40,956,740)
Net increase (decrease) in net assets from capital share transactions (See note 5)	57,463,887	11,798,654	(23,784,403)

Net increase (decrease) in net assets	59,324,197	16,365,972	(46,880,891)

NET ASSETS:
Beginning of period	29,107,935	38,426,494	381,545,854

End of period	$88,432,132	$54,792,466	$334,664,963

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(290,463)	$48,009	$(1,421,417)

For the Year Ended October 31, 2013
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(105,999)	$376,423	$(3,105,121)
Net realized gain (loss) on:
Investment transactions	2,570,029	11,579,336	4,000,703
Options written	—	—	32,778,288
Securities sold short	(844,769)	(1,839,038)	—
Net change in unrealized gain (loss) of:
Investments	3,320,637	4,421,371	2,244,771
Options Written	—	—	6,916,741
Securities sold short	(2,567,988)	(1,589,984)	—

Net increase in net assets resulting from operations	2,371,910	12,948,108	42,835,382
Distributions to shareholders from:
Net investment income	—	(335,793)	—
Net realized gain on investments	—	—	(40,882,539)
Net increase (decrease) in net assets from capital share transactions (See note 5)	12,984,461	(18,805,091)	4,418,404

Net increase (decrease) in net assets	15,356,371	(6,192,776)	6,371,247

NET ASSETS:
Beginning of year	13,751,564	44,619,270	375,174,607

End of year	$29,107,935	$38,426,494	$381,545,854

Distributions in excess of net investment included in net assets at end of year	$(129,666)	$(3,636)	$(31,740)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2014 — (Unaudited)

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income	$425,257	$312,488	$171,945
Net realized gain (loss) on:
Investment transactions	(4)	4,745,350	1,712,743
Options written	2,523,800	—	—
Foreign currency transactions	—	(30,099)	(12,299)
Net change in unrealized gain (loss) of:
Investments	2,024,589	(3,911,541)	(1,439,825)
Options Written	(234,070)	—	—
Foreign currency translation	—	6,359	2,106

Net increase in net assets resulting from operations	4,739,572	1,122,557	434,670
Distributions to shareholders from:
Net investment income	(102,124)	(312,332)	(188,188)
Net realized gain on investments	(7,242,267)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	5,593,583	(15,157,677)	(4,237,504)

Net increase (decrease) in net assets	2,988,764	(14,347,452)	(3,991,022)

NET ASSETS:
Beginning of period	98,182,290	63,344,350	26,364,753

End of period	$101,171,054	$48,996,898	$22,373,731

Undistributed net investment income included in net assets at end of period	$323,133	$312,559	$141,722

For the Year Ended October 31, 2013
	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(546,117)	$2,219,179	$728,995
Net realized gain (loss) on:
Investment transactions	6,111	17,223,570	5,022,290
Options written	7,804,851	—	—
Foreign currency transactions	—	(170,209)	(114,469)
Net change in unrealized gain of:
Investments	1,649,503	4,154,953	1,845,361
Options Written	114,469	—	—
Foreign currency translation	—	13,535	2,329

Net increase in net assets resulting from operations	9,028,817	23,441,028	7,484,506
Distributions to shareholders from:
Net investment income	—	(1,728,257)	(453,869)
Net realized gain on investments	(89,168)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	68,128,048	(114,414,827)	(26,090,932)

Net increase (decrease) in net assets	77,067,697	(92,702,056)	(19,060,295)

NET ASSETS:
Beginning of year	21,114,593	156,046,406	45,425,048

End of year	$98,182,290	$63,344,350	$26,364,753

Undistributed net investment income included in net assets at end of year	$—	$312,403	$157,965

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2014 — (Unaudited)

		Philadelphia
	Philadelphia	International
	International	Emerging
	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$275,050	$253,620
Net realized gain (loss) on:
Investment transactions	1,520,979	87,852
Foreign currency transactions	1,247	(23,953)
Net change in unrealized gain (loss) of:
Investments	395,952	(1,870,314)
Foreign currency translation	(9,751)	1,270

Net increase (decrease) in net assets resulting from operations	2,183,477	(1,551,525)
Distributions to shareholders from:
Net investment income:
Class IV	(280,612)	(444,347)
Net realized gain on investments:
Class IV	(611,069)	(755,391)
Net increase in net assets from capital share transactions (See note 5)	17,892,421	912,991

Net increase (decrease) in net assets	19,184,217	(1,838,272)

NET ASSETS:
Beginning of period	22,049,377	52,245,374

End of period	$41,233,594	$50,407,102

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$198,261	$(83,043)

For the Year Ended October 31, 2013
		Philadelphia
	Philadelphia	International
	International	Emerging
	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$338,883	$1,241,911
Net realized gain (loss) on:
Investment transactions	871,219	560,016
Foreign currency transactions	18,878	(89,295)
Net change in unrealized gain (loss) of:
Investments	2,655,195	3,152,209
Foreign currency translation	1,163	(8,541)

Net increase in net assets resulting from operations	3,885,338	4,856,300
Distributions to shareholders from:
Net investment income:
Class IV	(283,789)	(1,059,716)
Net realized gain on investments:
Class IV	—	(435,660)
Net increase in net assets from capital share transactions (See note 5)	11,648,323	7,612,473

Net increase in net assets	15,249,872	10,973,397

NET ASSETS:
Beginning of year	6,799,505	41,271,977

End of year	$22,049,377	$52,245,374

Undistributed net investment income included in net assets at end of year	$203,823	$107,684

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2014 — (Unaudited)

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$1,860,310
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(70,363,359)
Investments sold	18,565,052
Purchases to cover securities sold short	(34,247,518)
Securities sold short	70,715,359
(Purchase)/Sale of short term investments, net	(12,814,582)
(Increase) in Interest receivable	(2,634)
Decrease in Cash collateral on deposit at broker	(37,477,099)
(Increase) in Dividends receivable	(38,843)
(Increase) in Prepaid expenses	(736)
Increase in Obligation to return securities lending collateral	8,919,670
Increase in Dividends payable for securities sold short	15,197
Increase in Investment Advisory fees	38,779
(Decrease) in Directors fees	(7)
Increase in Payable to Affiliate	9,125
(Decrease) in Accrued expenses	(6,128)
Decrease in Payable to Advisor	(1,807)
Net change in unrealized gain (loss) on investments	(1,741,996)
Net realized gain from investments	(2,235,830)
Net change in unrealized gain (loss) on securities sold short	(2,007,572)
Net realized loss from securities sold short	3,964,291

Net cash provided by (used in) operating activities	(56,850,328)

Cash flows from financing activities
Proceeds from shares sold	58,360,032
Payments on shares redeemed	(1,509,704)

Net cash provided by (used in) financing activities	56,850,328

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Six Months Ended April 30, 2014 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$4,640,472
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(27,037,248)
Investments sold	26,222,605
Purchases to cover securities sold short	(13,904,259)
Securities sold short	15,885,243
(Purchase)/Sale of short term investments, net	(1,787,204)
(Increase) in Receivable from Investment Advisor	(5,437)
(Increase) in Interest receivable	(1,774)
Decrease in Cash collateral on deposit at broker	(1,123,123)
(Increase) in Dividends receivable	(2,471)
Decrease in Prepaid expenses	948
Increase in Obligation to return securities lending collateral	2,427,331
(Decrease) in Dividends payable for securities sold short	(1,519)
Increase in Investment Advisory fees	424
(Decrease) in Directors fees	(121)
Increase in Payable to Affiliate	100
(Decrease) in Accrued expenses	(16,576)
Net change in unrealized gain (loss) on investments	(61,184)
Net realized gain from investments	(4,752,522)
Net change in unrealized gain (loss) on securities sold short	(853,888)
Net realized loss from securities sold short	1,147,044

Net cash provided by (used in) operating activities	776,841

Cash flows from financing activities
Proceeds from shares sold	13,528,040
Payments on shares redeemed	(12,251,680)
Cash distributions paid	(62,678)

Net cash provided by (used in) financing activities	1,213,682

Net increase (decrease) in cash	1,990,523
Cash at beginning of period	(1,990,523)

Cash at end of period	—

Non-cash financing activities not included herein consist of a reinvestment of dividends of $10,476

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2014[1]	2013	2012	2011[2]	2010[2]	2009

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000[3]	0.000[3]	0.000[3]	0.001	0.007
Net realized gain on investments	0.000 [3]	0.000[3]	0.000[3]	0.000[3]	0.000	0.000

Total from investment operations	0.000 [3]	0.000 [3]	0.000 [3]	0.000 [3]	0.001	0.007

Distributions to shareholders from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.007)

Net realized capital gains	0.000	0.000	(0.000)[3]	—	—	—

Total distributions	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.000)[3]	$(0.001)	$(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4]	0.00%	0.00%	0.02%	0.06%	0.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$671,796	$758,056	$740,078	$730,284	$666,488	$695,380
Ratio of operating expenses to average net assets	0.20%[5]	0.20%	0.21%	0.21%	0.22%	0.25%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.09%[5]	0.14%	0.17%	0.17%	0.22%	—%
Ratio of net investment income to average net assets	0.00%[5,6]	0.00%[6]	0.00%[6]	0.01%	0.06%	0.65%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2014[1]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.002

Total from investment operations	0.000	0.000	0.000	0.000	0.000	0.002

Distributions to Shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[3]	0.00%	0.00%	0.01%	0.02%	0.17%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$630,341	$633,912	$679,426	$585,561	$550,883	$616,119
Ratio of operating expenses to average net assets	0.20%[4]	0.20%	0.22%	0.21%	0.22%	0.25%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.05%[4]	0.10%	0.14%	0.17%	0.21%	0.24%
Ratio of net investment income to average net assets	0.00%[4,5]	0.00%[5]	0.00%[5]	0.01%	0.02%	0.20%

[1]	Unaudited.
[2]	Amount rounds to less than $0.001 per share.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011	2010[2]	2009

Net asset value, beginning of period	$11.22	$11.75	$11.67	$11.67	$11.37	$10.35

Income from investment operations:
Net investment income	0.13	0.26	0.30	0.38	0.39	0.40
Net realized and unrealized gain (loss) on investments	(0.02)	(0.45)	0.32	0.02 [3]	0.38	1.03

Total from investment operations	0.11	(0.19)	0.62	0.40	0.77	1.43

Distributions to shareholders from:
Net investment income	(0.15)	(0.31)	(0.34)	(0.40)	(0.40)	(0.41)
Net realized capital gains	(0.02)	(0.03)	(0.20)	—	(0.07)	—

Total distributions	(0.17)	(0.34)	(0.54)	(0.40)	(0.47)	(0.41)

Net asset value, end of period	$11.16	$11.22	$11.75	$11.67	$11.67	$11.37

Total return	1.05%[4]	(1.64)%	5.51%	3.52%	7.01%	13.96%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$399,435	$398,930	$480,499	$361,341	$396,884	$353,513
Ratio of operating expenses to average net assets	0.56%[5]	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.35%[5]	2.29%	2.61%	3.26%	3.40%	3.67%
Portfolio turnover rate	15%	19%	22%	68%	31%	55%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$23.14	$19.20	$17.19	$16.40	$14.33	$13.20

Income from investment operations:
Net investment income	0.13	0.25	0.18	0.13	0.10	0.11
Net realized and unrealized gain on investments	1.60	4.10	2.00	0.79	2.07	1.13

Total from investment operations	1.73	4.35	2.18	0.92	2.17	1.24

Distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.17)	(0.13)	(0.10)	(0.11)
Net realized capital gains	(2.44)	(0.18)	—	—	—	—

Total distributions	(2.56)	(0.41)	(0.17)	(0.13)	(0.10)	(0.11)

Net asset value, end of period	$22.31	$23.14	$19.20	$17.19	$16.40	$14.33

Total return	8.24%[2]	23.08%	12.68%	5.58%	15.15%	9.57%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$178,374	$179,684	$170,580	$153,893	$157,227	$132,739
Ratio of operating expenses to average net assets	0.86%[3]	0.86%	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets	1.15%[3]	1.21%	0.99%	0.72%	0.63%	0.90%
Portfolio turnover rate	16%	46%	37%	51%	44%	53%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1,2]	2013[2]	2012	2011[2]	2010[2]	2009

Net asset value, beginning of period	$26.12	$18.24	$16.64	$14.70	$11.70	$10.62

Income from investment operations:
Net investment income	0.11	0.14	0.08	—	0.01	0.05
Net realized and unrealized gain on investments	0.75	8.05	1.60	1.95	3.01	1.08

Total from investment operations	0.86	8.19	1.68	1.95	3.02	1.13

Distributions to shareholders from:
Net investment income	(0.10)	(0.12)	(0.08)	(0.01)	(0.02)	(0.05)
Net realized capital gains	(1.19)	(0.19)	—	—	—	—

Total distributions	(1.29)	(0.31)	(0.08)	(0.01)	(0.02)	(0.05)

Net asset value, end of period	$25.69	$26.12	$18.24	$16.64	$14.70	$11.70

Total return	3.45%[4]	45.63%	10.10%[3]	13.24%	25.78%	10.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$953,349	$639,021	$363,561	$216,958	$128,828	$104,611
Ratio of operating expenses to average net assets	0.92%[5]	0.91%	0.93%	0.94%	0.96%	0.94%
Ratio of net investment income to average net assets	0.84%[5]	0.63%	0.47%	0.01%	0.04%	0.50%
Portfolio turnover rate[6]	17%	55%	49%	78%	81%	89%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1,2]	2013[2]	2012[2]	2011	2010[2]	2009[2]

Net asset value, beginning of period	$27.00	$18.86	$17.16	$15.12	$12.01	$10.89

Income from investment operations:
Net investment income	0.13	0.11	0.13	0.05	0.03	0.07
Net realized and unrealized gain on investments	0.79	8.39	1.65	2.00	3.10	1.10

Total from investment operations	0.92	8.50	1.78	2.05	3.13	1.17

Distributions to shareholders from:
Net investment income	(0.11)	(0.17)	(0.08)	(0.01)	(0.02)	(0.05)
Net realized capital gains	(1.19)	(0.19)	—	—	—	—

Total distributions	(1.30)	(0.36)	(0.08)	(0.01)	(0.02)	(0.05)

Net asset value, end of period	$26.62	$27.00	$18.86	$17.16	$15.12	$12.01

Total return	3.58%[3]	45.82%	10.38%	13.53%	26.12%	10.91%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$352,527	$154,993	$14,305	$249	$1	$1
Ratio of operating expenses to average net assets	0.72%[4]	0.75%	0.73%	0.74%	0.76%	0.74%
Ratio of net investment income to average net assets	0.94%[4]	0.48%	0.71%	0.30%	0.31%	0.64%
Portfolio turnover rate[5]	17%	55%	49%	78%	81%	89%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013[2]	2012	2011	2010	2009

Net asset value, beginning of period	$12.96	$10.56	$9.46	$9.33	$7.88	$7.00

Income from investment operations:
Net investment income	0.02	0.08	0.13	0.07	0.06	0.12
Net realized and unrealized gain on investments	0.92	2.92	1.08	0.13 [3]	1.45	0.88

Total from investment operations	0.94	3.00	1.21	0.20	1.51	1.00

Distributions to shareholders from:
Net investment income	(0.03)	(0.10)	(0.11)	(0.07)	(0.06)	(0.12)
Net realized capital gains	(1.81)	(0.50)	—	—	—	—

Total distributions	(1.84)	(0.60)	(0.11)	(0.07)	(0.06)	(0.12)

Net asset value, end of period	$12.06	$12.96	$10.56	$9.46	$9.33	$7.88

Total return	8.20%[4]	29.90%	12.86%	2.10%	19.14%	14.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$97,327	$95,748	$77,107	$86,873	$47,484	$36,541
Ratio of operating expenses to average net assets	0.89%[5]	0.90%	0.91%	0.92%	0.95%	0.97%
Ratio of net investment income to average net assets	0.36%[5]	0.73%	1.26%	0.70%	0.64%	1.75%
Portfolio turnover rate	46%	147%	157%	164%	118%	177%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012[2]	2011[2]	2010[2]	2009[2]

Net asset value, beginning of period	$9.77	$7.36	$6.78	$6.04	$4.71	$4.53

Income from investment operations:
Net investment income (loss)	0.01	0.07	0.01	(0.02)	0.00 [3]	0.01
Net realized and unrealized gain on investments	0.20	2.41	0.58	0.76	1.34	0.17

Total from investment operations	0.21	2.48	0.59	0.74	1.34	0.18

Distributions to shareholders from:
Net investment income	(0.01)	(0.07)	(0.01)	—	(0.01)	—
Net realized capital gains	(0.08)	—	—	—	—	—

Total distributions	(0.09)	(0.07)	(0.01)	—	(0.01)	—

Net asset value, end of period	$9.89	$9.77	$7.36	$6.78	$6.04	$4.71

Total return	2.15%[4]	33.94%	8.77%	12.25%	28.54%	3.97%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$38,061	$37,481	$27,385	$18,671	$17,643	$19,554
Ratio of operating expenses to average net assets	0.95%[5]	0.96%	1.00%	0.98%	1.00%	1.00%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.13%[5]	0.84%	0.17%	(0.22)%	(0.06)%	0.14%
Portfolio turnover rate	62%	134%	120%	157%	109%	117%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011[2]	2010[2]	2009

Net asset value, beginning of period	$18.57	$14.10	$12.62	$11.49	$9.75	$8.60

Income from investment operations:
Net investment income	0.10	0.17	0.17	0.11	0.09	0.11
Net realized and unrealized gain on investments	2.07	4.46	1.48	1.12	1.74	1.15

Total from investment operations	2.17	4.63	1.65	1.23	1.83	1.26

Distributions to shareholders from:
Net investment income	(0.09)	(0.16)	(0.17)	(0.10)	(0.09)	(0.11)
Net realized capital gains	(0.34)	—	—	—	—	—

Total distributions	(0.43)	(0.16)	(0.17)	(0.10)	(0.09)	(0.11)

Net asset value, end of period	$20.31	$18.57	$14.10	$12.62	$11.49	$9.75

Total return	11.89%	33.02%	13.14%	10.69%	18.81%	14.80%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$505,662	$287,542	$115,204	$91,070	$86,428	$91,794
Ratio of operating expenses to average net assets	0.84%[3]	0.86%	0.88%	0.88%	0.89%	0.88%
Ratio of net investment income to average net assets	1.13%[3]	1.07%	1.23%	0.84%	0.83%	1.24%
Portfolio turnover rate	34%	90%	104%	103%	103%	124%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011	2010[2]	2009[2]

Net asset value, beginning of period	$19.65	$14.81	$13.73	$12.31	$9.80	$8.57

Income from investment operations:
Net investment income	0.08	0.14	0.07	0.07	0.04	0.04
Net realized and unrealized gain on investments	2.19	4.83	1.08	1.42	2.51	1.24

Total from investment operations	2.27	4.97	1.15	1.49	2.55	1.28

Distributions to shareholders from:
Net investment income	(0.07)	(0.13)	(0.07)	(0.07)	(0.04)	(0.05)
Net realized capital gains	(0.86)	—	—	—	—	—

Total distributions	(0.93)	(0.13)	(0.07)	(0.07)	(0.04)	(0.05)

Net asset value, end of period	$20.99	$19.65	$14.81	$13.73	$12.31	$9.80

Total return	11.98%[3]	33.65%	8.44%	12.13%	26.11%	14.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$287,336	$184,552	$93,527	$64,981	$50,040	$44,182
Ratio of operating expenses to average net assets	0.85%[4]	0.87%	0.89%	0.88%	0.90%	0.90%
Ratio of net investment income to average net assets	0.82%[4]	0.85%	0.52%	0.56%	0.38%	0.50%
Portfolio turnover rate	42%	99%	111%	117%	125%	140%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1,2]	2013[2]	2012[2]	2011[2]	2010[2]	2009[2]

Net asset value, beginning of period	$10.50	$9.29	$8.90	$8.45	$8.15	$8.25

Income from investment operations:
Net investment loss	(0.03)	(0.05)	(0.08)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.38	1.26	0.47	0.50	0.34	(0.06)

Total from investment operations	0.35	1.21	0.39	0.45	0.30	(0.10)

Net asset value, end of period	$10.85	$10.50	$9.29	$8.90	$8.45	$8.15

Total return	3.33%[3]	13.02%	4.38%	5.33%	3.68%	(1.21)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$88,432	$29,108	$13,752	$14,367	$11,344	$17,615
Ratio of operating expenses before waiver/reimbursement to average net assets	2.36%[4]	2.62%	3.20%	2.81%	2.72%	2.84%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.01%[4]	2.27%	2.80%	2.36%	2.33%	2.49%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.22%[4]	1.25%	1.25%	1.25%	1.25%	1.23%
Ratio of net expenses in excess of income to average net assets	(0.52)%[4]	(0.53)%	(0.83)%	(0.74)%	(0.47)%	(0.44)%
Portfolio turnover rate	92%[5]	154%[5]	128%[5]	137%[5]	636%	715%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012 and 2013 and the period ended April 30, 2014 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011[2]	2010[2]	2009[2]

Net asset value, beginning of period	$12.78	$9.68	$9.01	$8.36	$7.02	$6.54

Income from investment operations:
Net investment income	0.04	0.09	0.03	0.01	0.00 [3]	0.02
Net realized and unrealized gain on investments	1.68	3.09	0.68	0.65	1.35	0.49

Total from investment operations	1.72	3.18	0.71	0.66	1.35	0.51

Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.04)	(0.01)	(0.01)	(0.02)
Net realized capital gains	(0.00)[3]	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.03)	(0.08)	(0.04)	(0.01)	(0.01)	(0.03)

Net asset value, end of period	$14.47	$12.78	$9.68	$9.01	$8.36	$7.02

Total return	13.48%[4]	33.01%	7.93%	7.86%	19.20%	7.72%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$54,792	$38,426	$44,619	$41,069	$34,451	$20,679
Ratio of operating expenses before waiver/reimbursement to average net assets	2.14%[5]	2.29%	2.48%	2.19%	2.12%	2.32%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.76%[5]	1.94%	2.09%	1.84%	1.77%	1.96%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.25%[5]	1.20%	1.25%	1.21%	1.23%	1.25%
Ratio of net investment income to average net assets	0.63%[5]	0.83%	0.29%	0.14%	0.05%	0.25%
Portfolio turnover rate	68%[6]	138%[6]	135%[6]	123%[6]	200%	185%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012 and 2013 and the period ended April 30, 2014 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
					For the
					Period
	For the				June 30,
	Period				2010[2]
	Ended				through
	April 30,	For the Year Ended October 31,			October 31,
	2014[1]	2013	2012	2011[3]	2010[3]

Net asset value, beginning of period	$13.24	$13.28	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.11)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	0.68	1.51	1.78	0.98	1.58

Total from investment operations	0.63	1.40	1.68	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(1.51)	(1.44)	(0.43)	(0.40)	—

Total distributions	(1.51)	(1.44)	(0.43)	(0.40)	—

Net asset value, end of period	$12.36	$13.24	$13.28	$12.03	$11.55

Total return	5.28%[4]	11.90%	14.34%	7.74%	15.50%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$334,665	$381,546	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.87%[5]	0.86%	0.88%	0.90%	1.02%[5]
Ratio of net expenses in excess of income to average net assets	(0.81)%[5]	(0.81)%	(0.85)%	(0.85)%	(0.91)%[5]
Portfolio turnover rate	617%[6]	1,120%[6]	1,130%[6]	1,010%[6]	247%[6]

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Portfolio turnover calculation includes short-term written options.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
			For the
			Period
	For the	For the	September 28,
	Period	Year	2012[3]
	Ended	Ended	through
	April 30,	October 31,	October 31,
	2014[1]	2013[2]	2012[2]

Net asset value, beginning of period	$11.52	$10.15	$10.00

Income from investment operations:
Net investment income (loss)	0.05	(0.08)	(0.01)
Net realized and unrealized gain on investments	0.45	1.48	0.16

Total from investment operations	0.50	1.40	0.15

Distributions to shareholders from:
Net investment income	(0.01)	—	—
Net realized capital gains	(0.85)	(0.03)	—

Total distributions	(0.86)	(0.03)	—

Net asset value, end of period	$11.16	$11.52	$10.15

Total return	4.85%[4]	13.78%	1.50%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$101,171	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	0.87%[5]	0.95%	3.68%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.87%[5]	0.95%	1.00%[5]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.87%[5]	(0.74)%	(1.00)%[5]
Portfolio turnover rate	0.00%[7]	7%[7]	0.00%[6,7]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.
[7]	Portfolio turnover calculation includes short-term written options.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1,2]	2013[2]	2012[2]	2011[2]	2010[2]	2009[2]

Net asset value, beginning of period	$14.52	$11.88	$12.06	$13.36	$12.34	$9.09

Income from investment operations:
Net investment income	0.09	0.25	0.29	0.32	0.30	0.25
Net realized and unrealized gain (loss) on investments	0.26	2.59	(0.15)	(1.30)	1.01	3.25

Total from investment operations	0.35	2.84	0.14	(0.98)	1.31	3.50

Distributions to shareholders from:
Net investment income	(0.09)	(0.20)	(0.31)	(0.32)	(0.29)	(0.25)
Tax return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.09)	(0.20)	(0.32)	(0.32)	(0.29)	(0.25)

Net asset value, end of period	$14.78	$14.52	$11.88	$12.06	$13.36	$12.34

Total return	2.40%[3]	24.21%	1.28%	(7.56)%	10.88%	39.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$48,997	$63,344	$156,046	$271,428	$388,843	$392,845
Ratio of operating expenses to average net assets	1.23%[4]	1.15%	1.14%	1.13%	1.13%	1.13%
Ratio of net investment income to average net assets	1.22%[4]	1.91%	2.47%	2.35%	2.43%	2.54%
Portfolio turnover rate	20%	43%	45%	40%	36%	63%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1,2]	2013[2]	2012[2]	2011[2]	2010[2]	2009[2]

Net asset value, beginning of period	$13.17	$10.75	$10.86	$12.04	$11.18	$9.15

Income from investment operations:
Net investment income	0.09	0.23	0.25	0.31	0.29	0.22
Net realized and unrealized gain (loss) on investments	0.17	2.37	(0.04)[3]	(1.18)	0.84	2.85

Total from investment operations	0.26	2.60	0.21	(0.87)	1.13	3.07

Distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.32)	(0.31)	(0.27)	(0.24)
Net realized capital gains	—	—	—	—	—	(0.80)
Tax return of capital	—	—	(0.00)[4]	—	—	—

Total distributions	(0.10)	(0.18)	(0.32)	(0.31)	(0.27)	(1.04)

Net asset value, end of period	$13.33	$13.17	$10.75	$10.86	$12.04	$11.18

Total return	2.00%[5]	24.42%	2.03%	(7.50)%	10.48%	36.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$22,374	$26,365	$45,425	$83,633	$106,189	$109,423
Ratio of operating expenses before waiver/reimbursement to average net assets	1.28%[6]	1.07%	1.00%	0.94%	0.93%	0.92%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[6]	1.00%	1.00%[7]	0.94%	0.93%	0.92%
Ratio of net investment income to average net assets	1.43%[6]	1.98%	2.34%	2.53%	2.59%	2.44%
Portfolio turnover rate	23%	63%	53%	51%	40%	55%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Amount of waiver/reimbursement rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
				For the
				Period
	For the			May 31,
	Period			2011[2]
	Ended			through
	April 30,	For the Year Ended October 31,		October 31,
	2014[1,3]	2013[3]	2012[3]	2011[3]

Net asset value, beginning of period	$11.77	$8.88	$8.32	$10.00

Income from investment operations:
Net investment income	0.13	0.26	0.27	0.11
Net realized and unrealized gain (loss) on investments	1.03	2.85	0.47	(1.65)

Total from investment operations	1.16	3.11	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.15)	(0.25)	(0.21)	(0.14)
Net realized capital gains	(0.33)	—	—	—

Total distributions	(0.48)	(0.25)	(0.21)	(0.14)

Purchase Premium	—	0.03	0.03	—
Redemption Fees	0.00 [4]	0.00 [4]	—	—
Net asset value, end of period	$12.45	$11.77	$8.88	$8.32

Total return	10.33%[5]	35.97%	9.41%	(15.37)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$41,234	$22,049	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	1.03%[6]	1.35%	2.75%	4.65%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.03%[6]	1.10%	1.10%	1.10%[6]
Ratio of net investment income to average net assets	2.15%[6]	2.55%	3.21%	2.90%[6]
Portfolio turnover rate	44%	103%	85%	28%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class IV
				For the
				Period
	For the			June 30,
	Period			2011[3]
	Ended			through
	April 30,	For the Year Ended October 31,		October 31,
	2014[1]	2013	2012[2]	2011[2]

Net asset value, beginning of period	$9.35	$8.74	$8.45	$10.00

Income from investment operations:
Net investment income	0.05	0.22	0.15	0.09
Net realized and unrealized gain (loss) on investments	(0.32)	0.65	0.20	(1.72)

Total from investment operations	(0.27)	0.87	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.08)	(0.19)	(0.24)	—
Net realized capital gains	(0.14)	(0.08)	—	—

Total distributions	(0.22)	(0.27)	(0.24)	—

Purchase Premium	—	0.01	0.18	0.08
Redemption Fees	0.00 [4]	0.00 [4]	—	—
Net asset value, end of period	$8.86	$9.35	$8.74	$8.45

Total return	(3.00)%[6]	10.49%	6.41%[5]	(15.50)%[6]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$50,407	$52,245	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	1.19%[7]	1.11%	1.92%	8.12%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.19%[7]	1.11%	1.25%	1.25%[7]
Ratio of net investment income to average net assets	1.04%[7]	2.50%	1.71%	2.98%[7]
Portfolio turnover rate	43%	97%	86%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Amount rounds to less than $0.01 per share.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Total return calculation is not annualized.
[7]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 57.4%

	Federal Farm Credit Bank — 27.4%
$10,000,000	0.120% due 6/3/14[1]	$10,000,000
10,000,000	0.140% due 7/1/14[1]	9,999,829
10,000,000	0.190% due 7/16/14[1]	10,002,305
7,500,000	0.170% due 7/22/14[1]	7,500,000
10,000,000	0.300% due 8/21/14	10,003,286
10,000,000	0.150% due 8/26/14[1]	10,000,327
19,300,000	0.280% due 10/14/14[1]	19,314,231
10,000,000	0.110% due 10/28/14[1]	9,999,501
18,300,000	1.625% due 11/19/14	18,446,747
5,000,000	0.110% due 11/24/14[1]	4,999,859
15,000,000	0.160% due 2/5/15	14,999,150
10,000,000	0.110% due 2/18/15[1]	10,000,000
19,000,000	0.270% due 2/24/15	19,018,068
10,000,000	0.230% due 3/16/15[1]	10,009,759
10,000,000	0.100% due 3/30/15[1]	9,999,537
10,000,000	0.350% due 5/1/15[1]	10,026,357

		184,318,956

	Federal Home Loan Bank — 14.5%
6,600,000	0.140% due 5/20/14	6,599,889
6,135,000	1.375% due 5/28/14	6,140,524
10,000,000	0.125% due 6/11/14	9,999,469
15,000,000	0.240% due 6/11/14[1]	15,002,562
8,800,000	0.190% due 7/25/14	8,800,371
10,000,000	0.170% due 8/12/14	9,999,935
16,060,000	0.125% due 11/18/14	16,055,814
10,000,000	0.125% due 2/3/15	9,996,401
15,000,000	0.140% due 2/18/15	15,002,037

		97,597,002

	Federal Home Loan Mortgage Corporation — 4.4%
9,266,000	1.000% due 8/20/14	9,289,208
10,000,000	1.000% due 8/27/14	10,027,436
10,100,000	0.400% due 10/7/14[1]	10,112,717

		29,429,361

	Federal National Mortgage Association — 11.1%
10,000,000	2.500% due 5/15/14	10,008,935
10,000,000	0.370% due 6/23/14[1]	10,003,394
10,200,000	0.370% due 8/25/14[1]	10,208,596

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$15,000,000	2.625% due 11/20/14	$15,203,944
15,000,000	0.490% due 11/21/14[1]	15,031,511
13,723,000	0.750% due 12/19/14	13,772,596

		74,228,976

	TOTAL AGENCY NOTES (Amortized Cost $385,574,295)	385,574,295

REPURCHASE AGREEMENTS* — 42.5%
30,000,000	With RBS Greenwich, Inc., dated 4/30/14, 0.030%, principal and interest in the amount of $30,000,025, due 5/1/14, (collateralized by a U.S. Treasury Note with a par value of $29,613,000, coupon rate of 2.000%, due 1/31/16, market value of $30,613,919)	30,000,000
125,655,338	With Societe Generale, dated 4/30/14, 0.040%, principal and interest in the amount of $125,655,478, due 5/1/14, (collateralized by a U.S. Treasury Bond with a par value of $137,030,000, coupon rate of 1.625%, due 11/15/22, market value of $128,168,270)	125,655,338
130,000,000	With UBS AG, dated 4/30/14, 0.040%, principal and interest in the amount of $130,000,144, due 5/1/14, (collateralized by a U.S. Treasury Note with a par value of $132,600,000, coupon rate of 1.500%, due 8/31/18, market value of $132,600,304)	130,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $285,655,338)	285,655,338

TOTAL INVESTMENTS (Amortized Cost $671,229,633)[2]	99.9%	$671,229,633
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	566,434

NET ASSETS	100.0%	$671,796,067

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2014.
[2]	Aggregate cost for federal tax purposes was $671,229,633.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2014, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Farm Credit Bank	27.4%	$184,318,956
Federal Home Loan Bank	14.5	97,597,002
Federal National Mortgage Association	11.1	74,228,976
Federal Home Loan Mortgage Corporation	4.4	29,429,361

TOTAL	57.4%	$385,574,295
REPURCHASE AGREEMENTS	42.5	285,655,338

TOTAL INVESTMENTS	99.9%	$671,229,633

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.7%

	Daily Variable/Floating Rate Notes — 42.2%
$1,700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.04% due 4/1/17	$1,700,000
7,945,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.06% due 5/15/24	7,945,000
3,450,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.06% due 11/1/35	3,450,000
2,700,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.06% due 6/1/25	2,700,000
7,030,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.09% due 1/15/26	7,030,000
8,555,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.08% due 1/15/26	8,555,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.05% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.05% due 7/1/35	4,150,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.08% due 12/1/15	130,000
4,400,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.08% due 8/1/35	4,400,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.08% due 12/1/51	4,550,000
2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.07% due 11/1/19	2,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 5/15/35	$7,500,000
6,800,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/41	6,800,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
1,900,000	0.080% due 6/1/20	1,900,000
4,400,000	0.080% due 10/1/24	4,400,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.08% due 3/1/24	1,000,000
2,400,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.08% due 12/1/16	2,400,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.07% due 6/1/23	8,735,000
7,450,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.08% due 10/1/24	7,450,000
6,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.07% due 8/1/15	6,600,000
3,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.08% due 11/1/14	3,400,000
1,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.08% due 11/1/14	1,400,000
845,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.08% due 11/1/14	845,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.08% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.08% due 7/1/39	1,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.08% due 11/1/35	$5,500,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.05% due 11/1/49	1,350,000
4,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.08% due 8/15/40	4,700,000
9,935,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.10% due 10/1/39	9,935,000
1,600,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.08% due 12/1/30	1,600,000
5,150,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.08% due 11/1/35	5,150,000
500,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.08% due 12/1/30	500,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.07% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.07% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.09% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.07% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.07% due 3/1/40	4,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.08% due 7/15/32	$2,150,000
10,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.08% due 6/1/31	10,020,000
7,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.08% due 6/1/41	7,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.07% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.10% due 11/1/22	4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.11% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.09% due 11/1/22	5,510,000
6,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.07% due 4/1/36	6,500,000
4,100,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.07% due 6/15/38	4,100,000
6,465,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.09% due 2/15/21	6,465,000
3,725,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.09% due 7/1/25	3,725,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.08% due 10/1/24	$2,000,000
1,843,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.09% due 7/15/19	1,843,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.07% due 8/15/20	1,600,000
9,600,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.06% due 5/15/32	9,600,000
5,900,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.07% due 4/1/38	5,900,000
13,910,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.10% due 2/15/31	13,910,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.08% due 12/1/33	3,000,000
3,500,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.08% due 12/1/29	3,500,000
1,800,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.08% due 10/1/25	1,800,000
1,530,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.08% due 2/1/26	1,530,000
805,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.13% due 11/1/25	805,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $266,138,000)	266,138,000

	Weekly Variable/Floating Rate Notes — 54.5%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.09% due 10/1/30	14,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.16% due 8/1/16	$2,025,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.07% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.09% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.09% due 5/1/40	15,000,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.23% due 9/1/26	800,000
3,240,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.13% due 7/1/27	3,240,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.09% due 4/1/20	6,320,000
850,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.10% due 5/15/14	850,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.09% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.14% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.13% due 12/1/26	10,650,000
1,010,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.12% due 12/1/20	1,010,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.11% due 4/1/27	8,915,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.09% due 10/1/36	$5,170,000
12,165,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.12% due 9/1/19	12,165,000
605,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.10% due 7/1/28	605,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.09% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.06% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.060% due 2/15/38	2,000,000
12,000,000	0.090% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.09% due 2/15/38	6,000,000
6,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.11% due 11/1/26	6,800,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.11% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.08% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.10% due 8/1/28	6,200,000
2,275,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.23% due 12/1/27	2,275,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.12% due 6/1/32	$5,000,000
2,700,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.10% due 7/1/31	2,700,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.09% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.08% due 11/15/19	5,100,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.08% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.11% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.10% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.100% due 12/1/17	3,000,000
10,300,000	0.100% due 6/1/27	10,300,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.10% due 12/1/21	4,380,000
6,500,000	Ohio State University General Receipts,
	0.10% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.08% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.08% due 6/1/35	7,000,000
9,380,000	Ohio State, General Obligation Unlimited, Series C,
	0.09% due 6/15/26	9,380,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.12% due 9/1/35	$6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.11% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.11% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.09% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.08% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.09% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities, Brown, Series A,
	0.12% due 5/1/35	10,950,000
219,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.23% due 12/1/15	219,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.17% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.10% due 11/1/31	6,925,000
2,860,000	University of North Carolina, Revenue Bonds, Series B,
	0.09% due 12/1/25	2,860,000
8,140,000	University of North Carolina, Revenue Bonds, Series C,
	0.08% due 12/1/25	8,140,000
	University of Texas, University Revenue, Financing System, Series B:
4,605,000	0.070% due 8/1/16	4,605,000
3,470,000	0.110% due 8/1/33	3,470,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,985,000	0.100% due 8/1/34	$3,985,000
6,500,000	0.070% due 8/1/39	6,500,000
7,195,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.12% due 6/1/48	7,195,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $343,739,000)	343,739,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $609,877,000)	609,877,000

FIXED RATE NOTES* — 3.2%
20,000,000	Texas State, TRANS,
	2.00% due 8/28/14	20,117,740

	TOTAL FIXED RATE NOTES (Amortized Cost $20,117,740)	20,117,740

TOTAL INVESTMENTS (Amortized Cost $629,994,740)[2]	99.9%	$629,994,740
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	346,400

NET ASSETS	100.0%	$630,341,140

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $629,994,740.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

COUPON TYPE

On April 30, 2014, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	96.7%	$609,877,000
Fixed Rate Notes	3.2	20,117,740

TOTAL INVESTMENTS	99.9%	$629,994,740

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 11.1%

	Federal Home Loan Bank — 4.7%
$4,500,000	4.125% due 12/13/19	$5,017,567
12,000,000	5.000% due 11/17/17[1]	13,602,108

		18,619,675

	Federal Home Loan Mortgage Corporation — 5.0%
8,135,000	5.125% due 10/18/16	9,023,676
10,000,000	3.750% due 3/27/19[1]	10,946,800

		19,970,476

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17	5,609,205

		5,609,205

	TOTAL AGENCY NOTES (Cost $43,972,149)	44,199,356

MORTGAGE-BACKED SECURITIES*,2 — 25.2%

	Federal Home Loan Mortgage Corporation — 5.7%
739	# G00807, 9.500% due 3/1/21	745
548,691	# G12342, 5.500% due 8/1/21	597,852
75,461	# J03604, 5.500% due 10/1/21	82,354
69,989	# J03649, 5.500% due 10/1/21	76,319
212,415	# G12442, 6.000% due 11/1/21	231,984
256,037	# J03536, 5.500% due 11/1/21	279,384
151,517	# G18163, 5.500% due 1/1/22	165,345
571,940	# G13396, 5.500% due 12/1/23	624,016
64,496	# D78677, 8.000% due 3/1/27	67,845
346,529	# C00742, 6.500% due 4/1/29	392,206
156,237	# A57845, 7.000% due 2/1/37	176,733
254,594	# A68937, 6.000% due 11/1/37	283,250
118,442	# A68332, 5.500% due 11/1/37	130,272
659,283	# A70446, 5.000% due 12/1/37	719,916
1,251,161	# A69653, 5.500% due 12/1/37	1,376,135
1,043,738	# A73370, 5.000% due 2/1/38	1,139,728
1,189,642	# A90421, 4.500% due 12/1/39	1,278,266
1,218,109	# A92890, 4.500% due 7/1/40	1,309,460
4,524,878	# A97620, 4.500% due 3/1/41	4,861,172
5,175,366	# C03770, 3.500% due 2/1/42	5,255,747
3,477,497	# Q07651, 3.500% due 4/1/42	3,532,250

		22,580,979

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 18.0%
$4,497	# 535729, 6.500% due 2/1/16	$4,619
8,676	# 535962, 6.500% due 5/1/16	8,953
3,557	# 595134, 6.500% due 7/1/16	3,656
16,454	# 596498, 6.000% due 7/1/16	16,971
4,274	# 608777, 6.500% due 10/1/16	4,437
73,520	# 625990, 5.500% due 12/1/16	78,114
6,101	# 643340, 6.500% due 3/1/17	6,263
19,966	# 555016, 6.500% due 10/1/17	21,041
149,627	# 686230, 5.500% due 2/1/18	159,085
193,379	# 254685, 5.000% due 4/1/18	205,297
186,107	# 740449, 5.500% due 9/1/18	197,920
68,008	# 768557, 5.500% due 2/1/19	72,329
87,920	# 255159, 5.500% due 3/1/19	94,239
1,591	# 313796, 9.500% due 2/1/21	1,610
2,356	# 125275, 7.000% due 3/1/24	2,605
17,310	# 313795, 9.500% due 1/1/25	18,883
2,430,262	# AH6827, 4.000% due 3/1/26	2,585,230
1,739,739	# AI1657, 4.000% due 4/1/26	1,850,150
2,769,803	# AB3900, 3.000% due 11/1/26	2,860,083
26,865	# 373328, 8.000% due 3/1/27	27,031
3,040,498	# AK4751, 3.000% due 4/1/27	3,140,534
52,089	# 390895, 8.000% due 6/1/27	59,095
7,861,244	# AO0533, 3.000% due 6/1/27	8,121,009
128,537	# 397602, 8.000% due 8/1/27	146,022
2,408	# 499335, 6.500% due 8/1/29	2,710
11,738	# 252806, 7.500% due 10/1/29	13,968
434	# 523497, 7.500% due 11/1/29	491
2,728	# 588945, 7.000% due 6/1/31	3,044
184,335	# 607862, 7.000% due 9/1/31	209,028
16,383	# 656872, 6.500% due 8/1/32	18,431
20,252	# 687575, 7.000% due 2/1/33	20,727
705,164	# 789856, 6.000% due 8/1/34	788,364
247,470	# 820811, 6.000% due 4/1/35	279,061
168,610	# 829202, 5.000% due 7/1/35	185,230
387,502	# 826586, 5.000% due 8/1/35	426,134
58,713	# 867021, 7.000% due 3/1/36	60,902
96,419	# 256216, 7.000% due 4/1/36	105,100
333,680	# 898412, 5.000% due 10/1/36	365,553
153,638	# 910894, 5.000% due 2/1/37	168,120
159,546	# 912456, 6.500% due 3/1/37	179,303
81,620	# 939512, 5.000% due 6/1/37	89,328
197,581	# 959877, 5.000% due 11/1/37	216,187
1,520,006	#973241, 5.000% due 3/1/38	1,664,307

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$362,848	# 975593, 5.000% due 6/1/38	$397,005
512,180	# 257573, 5.500% due 2/1/39	565,410
1,563,058	# AD7128, 4.500% due 7/1/40	1,679,641
9,353,343	# AH1568, 4.500% due 12/1/40	10,101,273
5,450,804	# AH6991, 4.000% due 1/1/41	5,710,629
3,905,035	# AH4004, 4.500% due 3/1/41	4,195,931
3,275,323	# AH8351, 4.000% due 3/1/41	3,433,023
2,417,267	# AJ1315, 4.000% due 9/1/41	2,539,706
2,772,050	# AI8779, 4.000% due 11/1/41	2,906,808
5,681,583	# AJ5958, 4.000% due 12/1/41	5,954,732
2,338,125	# AK5070, 3.500% due 3/1/42	2,377,389
7,382,760	# AK5426, 3.500% due 3/1/42	7,499,815

		71,842,526

	Government National Mortgage Association — 1.5%
14,703	# 460389, 7.000% due 5/15/28	14,917
11,270	# 464049, 7.000% due 7/15/28	12,475
41,117	# 476259, 7.000% due 8/15/28	42,930
29,519	# 539971, 7.000% due 1/15/31	30,657
12,599	# 485264, 7.500% due 2/15/31	13,026
27,714	# 559304, 7.000% due 9/15/31	30,978
38,913	# 570289, 7.000% due 1/15/32	40,268
550,690	# 652486, 5.500% due 4/15/36	614,131
692,634	# 651859, 5.000% due 6/15/36	766,702
564,933	# 782150, 5.500% due 4/15/37	630,094
108,839	# 608508, 6.000% due 8/15/37	122,006
116,914	# 662521, 6.000% due 8/15/37	130,995
316,942	# 677545, 6.000% due 11/15/37	355,206
350,238	# 676291, 6.000% due 12/15/37	392,487
58,550	# 678831, 5.000% due 1/15/38	64,355
441,448	# 685836, 5.500% due 4/15/38	490,378
1,335,392	# 698235, 5.000% due 6/15/39	1,466,871
874,584	# 716655, 5.000% due 8/15/39	960,635

		6,179,111

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $98,659,975)	100,602,616

CORPORATE NOTES* — 45.1%
9,050,000	Apple, Inc.,
	1.000% due 5/3/18	8,837,035
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[1]	10,963,860

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	$12,109,510
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	10,994,538
6,556,000	Comcast Corp.,
	6.300% due 11/15/17	7,637,373
11,225,000	EMC Corp.,
	2.650% due 6/1/20	11,312,476
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,899,650
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21[1]	14,709,565
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,393,786
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,665,750
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,290,687
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,848,560
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17[1]	5,138,300
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,403,577
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,347,068
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,619,436
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,076,012
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,097,615

	TOTAL CORPORATE NOTES (Cost $172,615,774)	180,344,798

US TREASURY NOTES/BONDS* — 14.6%
14,175,000	U.S. Treasury Bonds,
	7.500% due 11/15/16[1]	16,612,434
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	16,646,950
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	4,732,810

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	$13,184,064
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	6,947,500

	TOTAL US TREASURY NOTES/BONDS (Cost $57,320,416)	58,123,758

MUNICIPAL BONDS* — 2.1%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,191,789
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,221,758

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,413,547

REPURCHASE AGREEMENTS* — 0.9%
3,700,000	With Societe Generale, dated 4/30/14, 0.040%, principal and interest in the amount of $3,700,004, due 5/01/14, (collateralized by a U.S. Treasury Bond with a par value of $4,030,000, coupon rate of 1.625%, due 11/15/22, market value of $3,774,014)	3,700,000
85,917	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $85,917, due 5/1/14, (collateralized by a FHLMC security with a par value of $46,663, coupon rate of 3.000%, due 5/15/40, market value of $47,881 and by a GNMA security with a par value of $43,359, coupon rate of 2.500%, due 10/20/27, market value of $44,057)	85,917

	TOTAL REPURCHASE AGREEMENTS (Cost $3,785,917)	3,785,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.7%
38,578,981	State Street Navigator Securities Lending Prime Portfolio	$38,578,981

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $38,578,981)	38,578,981

TOTAL INVESTMENTS (Cost $423,168,212)[3]	108.7%	$434,048,973
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.7)	(34,613,638)

NET ASSETS	100.0%	$399,435,335

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2014.
[3]	Aggregate cost for federal tax purposes was $423,168,212.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2014, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	45.1%	$180,344,798
Federal National Mortgage Association	19.4	77,451,731
US Treasury Notes/Bonds	14.6	58,123,758
Federal Home Loan Mortgage Corporation	10.7	42,551,455
Federal Home Loan Bank	4.7	18,619,675
Municipal Bonds	2.1	8,413,547
Government National Mortgage Association	1.5	6,179,111

TOTAL	98.1%	$391,684,075
REPURCHASE AGREEMENTS	0.9	3,785,917
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.7	38,578,981

TOTAL INVESTMENTS	108.7%	$434,048,973

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 5.0%
20,000	Boeing Co. (The)	$2,580,400
34,040	Honeywell International, Inc.	3,162,316
32,200	Raytheon Co.	3,074,456

		8,817,172

	Banks — 9.5%
100,100	JPMorgan Chase & Co.	5,603,598
52,400	PNC Financial Services Group, Inc.	4,403,696
138,975	Wells Fargo & Co.	6,898,719

		16,906,013

	Beverages — 2.0%
42,000	PepsiCo, Inc.	3,607,380

	Capital Markets — 4.8%
73,560	Franklin Resources, Inc.	3,850,866
33,000	Northern Trust Corp.	1,988,250
34,000	T Rowe Price Group, Inc.	2,792,420

		8,631,536

	Chemicals — 1.0%
16,110	Monsanto Co.	1,783,377

	Communications Equipment — 1.1%
85,000	Cisco Systems, Inc.	1,964,350

	Consumer Finance — 3.5%
26,620	American Express Co.	2,327,387
69,700	Discover Financial Services	3,896,230

		6,223,617

	Electrical Equipment — 1.7%
26,280	Hubbell, Inc. — Class B	3,093,682

	Electronic Equipment, Instruments & Components — 1.5%
28,265	Amphenol Corp. — Class A	2,695,068

	Energy Equipment & Services — 5.2%
40,385	National Oilwell Varco, Inc.	3,171,434
60,770	Schlumberger, Ltd.	6,171,193

		9,342,627

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 3.0%
67,775	Wal-Mart Stores, Inc.	$5,402,345

	Health Care Equipment & Supplies — 3.1%
43,895	Baxter International, Inc.	3,195,117
38,350	Medtronic, Inc.	2,255,747

		5,450,864

	Health Care Providers & Services — 1.9%
85,000	Patterson Cos., Inc.	3,459,500

	Hotels, Restaurants & Leisure — 1.1%
25,160	Yum! Brands, Inc.	1,937,068

	Insurance — 1.8%
31,250	ACE, Ltd.	3,197,500

	Internet & Catalog Retail — 2.1%
3,270	Priceline Group, Inc. (The)[1]	3,785,842

	IT Services — 7.9%
49,290	Accenture PLC — Class A	3,954,044
28,060	Cognizant Technology Solutions Corp. — Class A1	1,344,214
61,000	Gartner, Inc.[1]	4,205,340
43,000	Global Payments, Inc.	2,873,690
22,500	Mastercard, Inc. — Class A	1,654,875

		14,032,163

	Machinery — 3.6%
42,500	Danaher Corp.	3,118,650
26,425	Parker Hannifin Corp.	3,352,804

		6,471,454

	Media — 1.5%
35,900	Scripps Networks Interactive, Inc. — Class A	2,695,013

	Multi-line Retail — 2.4%
80,740	Dollar Tree, Inc.[1]	4,204,132

	Oil, Gas & Consumable Fuels — 4.1%
57,790	Chevron Corp.	7,253,801

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 12.0%
91,950	Abbott Laboratories	$3,562,143
22,250	Allergan, Inc.	3,689,940
62,880	AstraZeneca PLC, Sponsored ADR	4,970,664
52,000	Eli Lilly & Co.	3,073,200
32,610	Johnson & Johnson	3,303,067
77,000	Roche Holding AG, Sponsored ADR	2,822,050

		21,421,064

	Software — 3.4%
149,755	Oracle Corp.	6,121,984

	Specialty Retail — 6.6%
16,785	Advance Auto Parts, Inc.	2,035,853
35,685	Bed Bath & Beyond, Inc.[1,2]	2,217,109
48,415	Home Depot, Inc.	3,849,477
54,330	Ross Stores, Inc.	3,698,786

		11,801,225

	Technology Hardware, Storage & Peripherals — 6.8%
15,210	Apple, Inc.	8,975,269
89,000	NetApp, Inc.	3,169,290

		12,144,559

	Tobacco — 2.1%
42,645	Philip Morris International, Inc.	3,643,162

	Trading Companies & Distributors — 1.0%
6,750	WW Grainger, Inc.	1,717,200

	TOTAL COMMON STOCKS (Cost $122,004,338)	177,803,698

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$644,405	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $644,405, due 5/1/14, (collateralized by a FNMA security with a par value of $672,491, coupon rate of 2.000%, due 12/1/27, market value of $658,729)	644,405

	TOTAL REPURCHASE AGREEMENT (Cost $644,405)	644,405

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
2,265,998	State Street Navigator Securities Lending Prime Portfolio	$2,265,998

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,265,998)	2,265,998

TOTAL INVESTMENTS (Cost $124,914,741)[3]	101.3%	$180,714,101
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(2,340,137)

NET ASSETS	100.0%	$178,373,964

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $124,944,477.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Pharmaceuticals	12.0%	$21,421,064
Banks	9.5	16,906,013
IT Services	7.9	14,032,163
Technology Hardware, Storage & Peripherals	6.8	12,144,559
Specialty Retail	6.6	11,801,225
Energy Equipment & Services	5.2	9,342,627
Aerospace & Defense	5.0	8,817,172
Capital Markets	4.8	8,631,536
Oil, Gas & Consumable Fuels	4.1	7,253,801
Machinery	3.6	6,471,454
Consumer Finance	3.5	6,223,617
Software	3.4	6,121,984
Health Care Equipment & Supplies	3.1	5,450,864
Food & Staples Retailing	3.0	5,402,345
Multi-line Retail	2.4	4,204,132
Internet & Catalog Retail	2.1	3,785,842
Tobacco	2.1	3,643,162
Beverages	2.0	3,607,380
Health Care Providers & Services	1.9	3,459,500
Insurance	1.8	3,197,500
Electrical Equipment	1.7	3,093,682
Electronic Equipment, Instruments & Components	1.5	2,695,068
Media	1.5	2,695,013
Communications Equipment	1.1	1,964,350
Hotels, Restaurants & Leisure	1.1	1,937,068
Chemicals	1.0	1,783,377
Trading Companies & Distributors	1.0	1,717,200

TOTAL COMMON STOCKS	99.7%	$177,803,698
REPURCHASE AGREEMENTS	0.3	644,405
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.3	2,265,998

TOTAL INVESTMENTS	101.3%	$180,714,101

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.2%

	Aerospace & Defense — 3.1%
678,955	Orbital Sciences Corp.[1]	$19,961,277
309,875	Triumph Group, Inc.	20,082,999

		40,044,276

	Airlines — 2.2%
1,542,450	JetBlue Airways Corp.[1,2]	12,193,067
296,648	Spirit Airlines, Inc.[1]	16,861,472

		29,054,539

	Apparel Retailers — 0.7%
292,240	DSW, Inc. — Class A	9,757,894

	Automotive — 6.3%
765,872	American Axle & Manufacturing Holdings, Inc.[1]	13,517,641
181,391	Lithia Motors, Inc. — Class A	13,473,723
348,296	Tenneco Automotive, Inc.[1]	20,852,482
319,952	Thor Industries, Inc.	19,475,478
1,080,155	Wabash National Corp.[1]	14,430,871

		81,750,195

	Banking — 8.5%
702,889	BBCN Bancorp, Inc.	10,831,519
275,236	Chemical Financial Corp.	7,725,875
154,308	Community Trust Bancorp, Inc.	5,689,336
741,309	FirstMerit Corp.	14,373,981
287,201	Lakeland Financial Corp.	10,511,557
285,942	Union Bankshares Corp.	7,317,256
299,798	WesBanco, Inc.	9,065,892
833,263	Western Alliance Bancorp[1]	19,223,377
1,020,323	Wilshire Bancorp, Inc.	10,203,230
369,709	Wintrust Financial Corp.	16,570,357

		111,512,380

	Commercial Services — 7.2%
572,514	AMN Healthcare Services, Inc.[1]	7,144,975
445,919	Cardtronics, Inc.[1]	14,929,368
319,952	Grand Canyon Education, Inc.[1]	13,796,330
544,802	Korn/Ferry International[1]	15,826,498
406,869	MAXIMUS, Inc.	17,320,413
285,312	Myriad Genetics, Inc.[1,2]	12,043,020
302,319	TAL International Group, Inc.[1]	12,751,815

		93,812,419

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 0.9%
315,544	Ubiquiti Networks, Inc.[1]	$12,221,019

	Computer Software & Processing — 6.1%
456,625	Blucora, Inc.[1]	8,790,031
396,163	iGATE Corp.[1]	14,499,566
950,412	MedAssets, Inc.[1]	21,697,906
602,746	Mentor Graphics Corp.	12,476,842
745,086	Sapient Corp.[1]	12,122,549
416,947	Unisys Corp.[1]	10,160,999

		79,747,893

	Computers & Information — 1.9%
397,422	Electronics for Imaging, Inc.[1]	15,018,578
314,914	NETGEAR, Inc.[1]	10,171,722

		25,190,300

	Electrical Equipment — 4.5%
193,987	AZZ, Inc.	8,422,916
277,754	EnerSys	18,770,615
189,579	Littelfuse, Inc.	17,166,378
224,218	Moog, Inc. — Class A1	14,675,068

		59,034,977

	Electronics — 4.6%
567,476	Finisar Corp.[1,2]	14,839,498
544,172	Integrated Silicon Solution, Inc.[1]	7,868,727
183,281	Measurement Specialties, Inc.[1]	11,794,132
535,353	Microsemi Corp.[1]	12,591,503
202,175	Synaptics, Inc.[1,2]	12,565,176

		59,659,036

	Entertainment & Leisure — 2.2%
454,106	Carmike Cinemas, Inc.[1]	13,468,784
501,973	Cinemark Holdings, Inc.	14,868,440

		28,337,224

	Financial Services — 2.9%
498,824	PennyMac Mortgage Investment Trust	11,692,434
572,514	Sabra Health Care, Inc.	17,158,245
967,416	Summit Hotel Properties, Inc.	8,764,789

		37,615,468

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 3.0%
521,498	Boise Cascade Co.[1]	$13,047,880
1,727,620	Graphic Packaging Holding Co.[1]	17,725,381
313,655	KapStone Paper and Packaging Corp.[1]	8,274,219

		39,047,480

	Health Care Providers — 1.2%
508,902	VCA Antech, Inc.[1]	15,587,668

	Heavy Construction — 1.6%
255,081	MYR Group, Inc.[1]	5,984,200
525,277	Primoris Services Corp.	14,697,251

		20,681,451

	Heavy Machinery — 3.2%
1,137,471	Entegris, Inc.[1]	12,614,553
428,913	Matrix Service Co.[1]	13,283,436
362,781	Terex Corp.	15,704,789

		41,602,778

	Home Construction, Furnishings & Appliances — 1.0%
552,990	La-Z-Boy, Inc.	13,398,948

	Industrial — 1.2%
209,733	Crane Co.	15,253,881

	Insurance — 7.7%
721,153	American Equity Investment Life Holding Co.	16,817,288
470,482	Amtrust Financial Services, Inc.	18,193,539
255,711	Centene Corp.[1]	16,979,210
1,092,123	CNO Financial Group, Inc.	18,839,122
393,643	Protective Life Corp.	20,134,840
585,740	RPX Corp.[1]	9,594,421

		100,558,420

	Lodging — 1.2%
560,548	Chesapeake Lodging Trust	15,129,190

	Media — Broadcasting & Publishing — 0.9%
452,217	Sinclair Broadcast Group, Inc. — Class A	12,087,760

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 3.1%
240,594	Cyberonics, Inc.[1]	$14,233,541
427,024	Hanger Orthopedic Group, Inc.[1]	14,804,922
364,041	Thoratec Corp.[1]	11,933,264

		40,971,727

	Metals & Mining — 1.1%
396,792	Trimas Corp.[1]	14,228,961

	Oil & Gas — 4.6%
333,180	Atwood Oceanics, Inc.[1]	16,512,401
357,743	Rosetta Resources, Inc.[1]	16,935,554
216,661	Sanchez Energy Corp.[1,2]	6,127,173
414,427	Stone Energy Corp.[1]	20,327,644

		59,902,772

	Pharmaceuticals — 3.0%
408,759	Alere, Inc.[1]	13,652,551
475,520	Auxilium Pharmaceuticals, Inc.[1,2]	10,703,955
361,521	Emergent Biosolutions, Inc.[1]	9,529,694
139,192	Enanta Pharmaceuticals, Inc.[1,2]	5,179,334

		39,065,534

	Real Estate — 1.6%
927,737	Hilltop Holdings, Inc.[1]	20,725,645

	Real Estate Investment Trusts — 1.9%
1,082,675	Ashford Hospitality Trust, Inc.	11,108,245
943,483	Brandywine Realty Trust	13,727,678

		24,835,923

	Restaurants — 2.1%
91,326	Buffalo Wild Wings, Inc.[1]	13,344,555
583,221	Texas Roadhouse, Inc.	14,428,888

		27,773,443

	Technology — 1.5%
240,594	MICROS Systems, Inc.[1]	12,390,591
1,252,729	Silicon Image, Inc.[1]	7,027,810

		19,418,401

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 2.8%
309,875	j2 Global, Inc.	$14,365,805
554,249	MasTec, Inc.[1,2]	21,937,175

		36,302,980

	Textiles, Clothing & Fabrics — 1.1%
403,090	Steven Madden, Ltd.[1]	14,354,035

	Transportation — 2.8%
281,534	Arctic Cat, Inc.	11,511,925
413,797	Celadon Group, Inc.	9,521,469
649,353	Swift Transportation Co.[1]	15,616,940

		36,650,334

	Water Companies — 0.5%
231,147	American States Water Co.	7,017,623

	TOTAL COMMON STOCKS (Cost $1,102,377,005)	1,282,332,574

Face
Amount

REPURCHASE AGREEMENT* — 2.2%
$28,446,694	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $28,446,702, due 5/1/14, (collateralized by a GNMA security with a par value of $28,555,715, coupon rate of 2.500%, due 11/20/27, market value of $29,015,748)	28,446,694

	TOTAL REPURCHASE AGREEMENT (Cost $28,446,694)	28,446,694

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.6%
86,117,177	State Street Navigator Securities Lending Prime Portfolio	$86,117,177

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $86,117,177)	86,117,177

TOTAL INVESTMENTS (Cost $1,216,940,876)[3]	107.0%	$1,396,896,445
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.0)	(91,020,569)

NET ASSETS	100.0%	$1,305,875,876

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,217,843,582.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	8.5%	$111,512,380
Insurance	7.7	100,558,420
Commercial Services	7.2	93,812,419
Automotive	6.3	81,750,195
Computer Software & Processing	6.1	79,747,893
Oil & Gas	4.6	59,902,772
Electronics	4.6	59,659,036
Electrical Equipment	4.5	59,034,977
Heavy Machinery	3.2	41,602,778
Medical Supplies	3.1	40,971,727
Aerospace & Defense	3.1	40,044,276
Pharmaceuticals	3.0	39,065,534
Forest Products & Paper	3.0	39,047,480
Financial Services	2.9	37,615,468
Transportation	2.8	36,650,334
Telecommunications	2.8	36,302,980
Airlines	2.2	29,054,539
Entertainment & Leisure	2.2	28,337,224
Restaurants	2.1	27,773,443
Computers & Information	1.9	25,190,300
Real Estate Investment Trusts	1.9	24,835,923
Real Estate	1.6	20,725,645
Heavy Construction	1.6	20,681,451
Technology	1.5	19,418,401
Health Care Providers	1.2	15,587,668
Industrial	1.2	15,253,881
Lodging	1.2	15,129,190
Textiles, Clothing & Fabrics	1.1	14,354,035
Metals & Mining	1.1	14,228,961
Home Construction, Furnishings & Appliances	1.0	13,398,948
Communications	0.9	12,221,019

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Media — Broadcasting & Publishing	0.9%	$12,087,760
Apparel Retailers	0.7	9,757,894
Water Companies	0.5	7,017,623

TOTAL COMMON STOCKS	98.2%	$1,282,332,574
REPURCHASE AGREEMENTS	2.2	28,446,694
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.6	86,117,177

TOTAL INVESTMENTS	107.0%	$1,396,896,445

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 1.5%
17,055	BE Aerospace, Inc.[1]	$1,496,917

	Airlines — 2.0%
14,220	FedEx Corp.	1,937,475

	Automotive — 1.8%
28,945	BorgWarner, Inc.	1,798,642

	Banking — 4.9%
40,965	BB&T Corp.	1,529,223
30,135	Discover Financial Services	1,684,547
40,965	SunTrust Banks, Inc.	1,567,321

		4,781,091

	Beverages, Food & Tobacco — 1.4%
17,025	Constellation Brands, Inc.[1]	1,359,276

	Building Materials — 1.7%
47,045	Quanta Services, Inc.[1]	1,659,748

	Chemicals — 1.5%
15,515	LyondellBasell Industries N.V. — Class A	1,435,138

	Commercial Services — 3.2%
18,515	Manpowergroup, Inc.	1,506,010
17,670	United Rentals, Inc.[1]	1,657,976

		3,163,986

	Communications — 3.1%
20,415	DIRECTV[1]	1,584,204
18,215	Qualcomm, Inc.	1,433,703

		3,017,907

	Computer Software & Processing — 9.3%
75,995	Activision Blizzard, Inc.	1,520,660
34,575	Amdocs, Ltd.	1,608,775
33,825	Fidelity National Information Services, Inc.	1,807,270
58,970	Juniper Networks, Inc.[1]	1,455,969
40,195	NCR Corp.[1]	1,226,349
37,125	Synopsys, Inc.[1]	1,396,643

		9,015,666

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.5%
26,165	Ball Corp.	$1,470,211

	Electronic Technology — 1.7%
28,650	Lam Research Corp.[1,2]	1,650,526

	Electronics — 6.4%
24,260	Avago Technologies, Ltd.	1,540,510
98,370	Marvell Technology Group, Ltd.	1,560,148
40,900	Skyworks Solutions, Inc.[1]	1,678,945
24,190	TE Connectivity, Ltd.	1,426,726

		6,206,329

	Entertainment & Leisure — 2.1%
31,320	Time Warner, Inc.	2,081,527

	Financial Services — 6.4%
15,570	Ameriprise Financial, Inc.	1,738,079
198,725	Bank of America Corp.	3,008,697
39,140	Nasdaq Stock Market, Inc. (The)	1,444,266

		6,191,042

	Food Retailers — 1.9%
40,975	Kroger Co. (The)	1,886,489

	Heavy Machinery — 1.6%
21,620	Pentair, Ltd.	1,606,150

	Home Construction, Furnishings & Appliances — 1.8%
11,420	Whirlpool Corp.	1,751,600

	Household Products — 1.7%
13,865	Snap-On, Inc.	1,608,340

	Insurance — 15.4%
29,470	Allstate Corp. (The)	1,678,317
43,025	American International Group, Inc.	2,285,918
18,265	Chubb Corp. (The)	1,681,841
21,095	CIGNA Corp.	1,688,444
29,385	Lincoln National Corp.	1,425,466
34,930	Principal Financial Group, Inc.	1,636,121

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

19,490	Prudential Financial, Inc.	$1,572,453
17,370	Travelers Cos., Inc. (The)	1,573,375
40,785	Voya Financial, Inc.	1,443,381

		14,985,316

	Medical Supplies — 3.2%
35,580	CareFusion Corp.[1]	1,389,755
23,560	Covidien PLC	1,678,650

		3,068,405

	Miscellaneous — 1.6%
53,030	LKQ Corp.[1]	1,544,234

	Oil & Gas — 9.6%
28,185	Baker Hughes, Inc.	1,970,131
71,685	Chesapeake Energy Corp.	2,060,944
27,000	Devon Energy Corp.	1,890,000
27,080	Halliburton Co.	1,707,936
16,140	Helmerich & Payne, Inc.	1,753,611

		9,382,622

	Pharmaceuticals — 5.9%
6,355	Actavis PLC[1]	1,298,517
23,370	Cardinal Health, Inc.	1,624,449
8,090	McKesson Corp.	1,368,747
27,880	Mylan, Inc.[1]	1,415,746

		5,707,459

	Producer Manufacturing — 1.5%
31,450	Johnson Controls, Inc.	1,419,653

	Retailers — 3.8%
31,130	CVS Caremark Corp.	2,263,774
20,930	Express Scripts Holding Co.[1]	1,393,519

		3,657,293

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Clothing & Fabrics — 3.2%
19,335	Hanesbrands, Inc.	$1,587,210
11,815	Mohawk Industries, Inc.[1]	1,564,424

		3,151,634

	TOTAL COMMON STOCKS (Cost $78,961,632)	97,034,676

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$458,916	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $458,916, due 5/1/14, (collateralized by a GNMA security with a par value of $463,370, coupon rate of 2.500%, due 11/20/27, market value of $470,835)	458,916

	TOTAL REPURCHASE AGREEMENT (Cost $458,916)	458,916

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
744,913	State Street Navigator Securities Lending Prime Portfolio	744,913

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $744,913)	744,913

TOTAL INVESTMENTS (Cost $80,165,461)[3]	100.9%	$98,238,505
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(911,908)

NET ASSETS	100.0%	$97,326,597

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $80,221,103.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	15.4%	$14,985,316
Oil & Gas	9.6	9,382,622
Computer Software & Processing	9.3	9,015,666
Electronics	6.4	6,206,329
Financial Services	6.4	6,191,042
Pharmaceuticals	5.9	5,707,459
Banking	4.9	4,781,091
Retailers	3.8	3,657,293
Commercial Services	3.2	3,163,986
Textiles, Clothing & Fabrics	3.2	3,151,634
Medical Supplies	3.2	3,068,405
Communications	3.1	3,017,907
Entertainment & Leisure	2.1	2,081,527
Airlines	2.0	1,937,475
Food Retailers	1.9	1,886,489
Automotive	1.8	1,798,642
Home Construction, Furnishings & Appliances	1.8	1,751,600
Building Materials	1.7	1,659,748
Electronic Technology	1.7	1,650,526
Household Products	1.7	1,608,340
Heavy Machinery	1.6	1,606,150
Miscellaneous	1.6	1,544,234
Aerospace & Defense	1.5	1,496,917
Containers & Packaging	1.5	1,470,211
Chemicals	1.5	1,435,138
Producer Manufacturing	1.5	1,419,653
Beverages, Food & Tobacco	1.4	1,359,276

TOTAL COMMON STOCKS	99.7%	$97,034,676
REPURCHASE AGREEMENTS	0.5	458,916
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.7	744,913

TOTAL INVESTMENTS	100.9%	$98,238,505

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 2.4%
15,509	Orbital Sciences Corp.[1]	$455,965
27,762	Taser International, Inc.[1,2]	448,356

		904,321

	Airlines — 0.3%
12,052	Republic Airways Holdings, Inc.[1]	100,152

	Auto Components — 2.0%
7,473	Tenneco Automotive, Inc.[1]	447,408
10,834	Tower International, Inc.[1]	301,294

		748,702

	Banks — 8.1%
25,025	BBCN Bancorp, Inc.	385,635
32,317	Boston Private Financial Holdings, Inc.	404,286
28,930	First Midwest Bancorp, Inc.	473,584
27,964	Old National Bancorp	394,852
18,559	PrivateBancorp, Inc.	511,671
23,671	United Community Banks, Inc.[1]	382,287
52,508	Wilshire Bancorp, Inc.	525,080

		3,077,395

	Biotechnology — 1.4%
39,090	Progenics Pharmaceuticals, Inc.[1,2]	137,988
28,986	Sangamo Biosciences, Inc.[1]	401,166

		539,154

	Building Products — 0.7%
25,787	PGT, Inc.[1]	256,581

	Capital Markets — 1.2%
23,005	Investment Technology Group, Inc.[1,2]	474,823

	Chemicals — 1.8%
6,178	HB Fuller Co.	286,227
14,718	Olin Corp.	413,576

		699,803

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.2%
12,691	Brink’s Co. (The)	$322,859
10,990	Geo Group, Inc. (The)	368,495
4,521	HNI Corp.	159,275

		850,629

	Communications Equipment — 4.7%
15,137	ADTRAN, Inc.	339,523
20,305	Calix, Inc.[1,2]	178,887
59,082	Harmonic, Inc.[1,2]	415,347
12,677	InterDigital, Inc.	440,145
12,770	NETGEAR, Inc.[1,2]	412,471

		1,786,373

	Construction & Engineering — 0.8%
20,980	Comfort Systems USA, Inc.	314,700

	Containers & Packaging — 1.0%
19,590	Myers Industries, Inc.	366,333

	Diversified Consumer Services — 1.6%
3,684	American Public Education, Inc.[1,2]	127,466
7,066	Grand Canyon Education, Inc.[1]	304,686
6,546	ITT Educational Services, Inc.[1]	176,742

		608,894

	Electrical Equipment — 0.9%
5,291	EnerSys	357,566

	Electronic Equipment, Instruments & Components — 1.2%
15,428	Rofin-Sinar Technologies, Inc.[1,2]	342,502
14,908	TTM Technologies, Inc.[1,2]	117,624

		460,126

	Energy Equipment & Services — 2.2%
11,605	Matrix Service Co.[1]	359,407
23,478	Tesco Corp.[1]	469,560

		828,967

	Food & Staples Retailing — 1.2%
7,210	Andersons (The), Inc.	449,111

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.1%
17,989	Pilgrim’s Pride Corp.[1]	$393,240
5,105	Sanderson Farms, Inc.	419,988

		813,228

	Health Care Equipment & Supplies — 6.3%
22,461	ABIOMED, Inc.[1,2]	532,101
10,376	Align Technology, Inc.[1,2]	522,847
25,785	Natus Medical, Inc.[1,2]	640,241
8,375	STERIS Corp.	402,419
14,456	SurModics, Inc.[1,2]	314,563

		2,412,171

	Health Care Providers & Services — 1.4%
27,983	AMN Healthcare Services, Inc.[1,2]	349,228
10,593	HMS Holdings Corp.[1,2]	171,289

		520,517

	Health Care Technology — 1.2%
16,568	Omnicell, Inc.[1]	438,721

	Hotels, Restaurants & Leisure — 4.0%
8,342	Cheesecake Factory, Inc. (The)	374,472
22,399	Krispy Kreme Doughnuts, Inc.[1,2]	392,879
14,231	Multimedia Games Holding Co., Inc.[1]	415,545
26,257	Ruth’s Hospitality Group, Inc.	330,576

		1,513,472

	Household Durables — 1.8%
4,297	Helen of Troy, Ltd.[1]	269,422
17,911	La-Z-Boy, Inc.	433,983

		703,405

	Insurance — 1.0%
9,355	HCI Group, Inc.	361,851

	Internet Software & Services — 4.6%
53,984	Dice Holdings, Inc.[1,2]	412,978
12,342	Liquidity Services, Inc.[1,2]	212,899
4,765	OpenTable, Inc.[1]	320,017
20,936	Perficient, Inc.[1]	382,501
9,677	WebMD Health Corp.[1,2]	426,659

		1,755,054

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 7.1%
14,320	CSG Systems International, Inc.	$377,475
6,560	Forrester Research, Inc.	232,421
11,027	Heartland Payment Systems, Inc.	451,445
12,589	iGATE Corp.[1,2]	460,757
6,185	MAXIMUS, Inc.	263,296
30,316	Sapient Corp.[1]	493,241
17,413	TeleTech Holdings, Inc.[1]	420,176

		2,698,811

	Leisure Equipment & Products — 1.3%
32,026	Smith & Wesson Holding Corp.[1,2]	491,599

	Life Sciences Tools & Services — 1.0%
8,341	Parexel International Corp.[1,2]	378,264

	Machinery — 3.6%
12,684	Altra Industrial Motion Corp.	433,286
13,400	Rexnord Corp.[1]	358,316
3,182	Standex International Corp.	188,915
22,518	Titan International, Inc.	394,290

		1,374,807

	Marine — 0.6%
10,305	Matson, Inc.	244,125

	Metals & Mining — 1.0%
9,955	Worthington Industries, Inc.	366,344

	Oil, Gas & Consumable Fuels — 2.4%
16,879	Delek US Holdings, Inc.	539,959
23,991	Northern Oil and Gas, Inc.[1,2]	370,181

		910,140

	Paper & Forest Products — 2.5%
6,173	Clearwater Paper Corp.[1]	378,960
8,434	KapStone Paper and Packaging Corp.[1]	222,489
13,184	PH Glatfelter Co.	336,456

		937,905

	Pharmaceuticals — 1.1%
6,304	Impax Laboratories, Inc.[1]	164,849
7,462	Lannett Co., Inc.[1]	257,663

		422,512

	Professional Services — 2.1%
21,661	Navigant Consulting, Inc.[1]	363,905
15,983	TrueBlue, Inc.[1]	427,545

		791,450

	Real Estate Investment Trusts — 7.0%
23,988	Associated Estates Realty Corp.	402,519
13,300	Coresite Realty Corp.	404,586
33,076	DiamondRock Hospitality Co.	405,842
13,390	DuPont Fabros Technology, Inc.	324,440
10,079	Highwoods Properties, Inc.	406,688
6,748	Potlatch Corp.	257,976
42,093	Strategic Hotels & Resorts, Inc.[1]	454,183

		2,656,234

	Road & Rail — 1.2%
12,019	ArcBest Corp.	473,789

	Semiconductors & Semiconductor Equipment — 2.8%
13,216	Ceva, Inc.[1]	214,496
9,698	Kulicke & Soffa Industries, Inc.[1]	142,658
40,430	RF Micro Devices, Inc.[1]	341,229
64,815	Silicon Image, Inc.[1,2]	363,612

		1,061,995

	Software — 1.5%
11,000	Manhattan Associates, Inc.[1]	346,830
19,788	VASCO Data Security International, Inc.[1,2]	225,781

		572,611

	Specialty Retail — 3.7%
15,658	Brown Shoe Co., Inc.	369,372
15,094	Finish Line, Inc. (The) — Class A	415,538
20,880	Kirkland’s, Inc.[1,2]	357,257
3,886	Outerwall, Inc.[1,2]	269,494

		1,411,661

	Technology Hardware, Storage & Peripherals — 1.4%
8,271	Synaptics, Inc.[1,2]	514,043

	Textiles, Apparel & Luxury Goods — 1.6%
3,362	G-III Apparel Group, Ltd.[1,2]	241,291
10,834	Steven Madden, Ltd.[1]	385,798

		627,089

	Thrifts & Mortgage Finance — 1.4%
24,434	Oritani Financial Corp.	362,356
6,240	Tree.com, Inc.[1]	181,459

		543,815

	TOTAL COMMON STOCKS (Cost $32,781,777)	37,819,243

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$241,036	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $241,036, due 5/1/14, (collateralized by a GNMA security with a par value of $242,511, coupon rate of 2.500%, due 11/20/27, market value of $246,418)	241,036

	TOTAL REPURCHASE AGREEMENT (Cost $241,036)	241,036

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 22.2%
8,459,809	State Street Navigator Securities Lending Prime Portfolio	8,459,809

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,459,809)	8,459,809

TOTAL INVESTMENTS (Cost $41,482,622)[3]	122.2%	$46,520,088
LIABILITIES IN EXCESS OF OTHER ASSETS	(22.2)	(8,459,344)

NET ASSETS	100.0%	$38,060,744

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $41,486,017.
Abbreviations:
GNMA — Government National Mortgage Association

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	8.1%	$3,077,395
IT Services	7.1	2,698,811
Real Estate Investment Trusts	7.0	2,656,234
Health Care Equipment & Supplies	6.3	2,412,171
Communications Equipment	4.7	1,786,373
Internet Software & Services	4.6	1,755,054
Hotels, Restaurants & Leisure	4.0	1,513,472
Specialty Retail	3.7	1,411,661
Machinery	3.6	1,374,807
Semiconductors & Semiconductor Equipment	2.8	1,061,995
Paper & Forest Products	2.5	937,905
Oil, Gas & Consumable Fuels	2.4	910,140
Aerospace & Defense	2.4	904,321
Commercial Services & Supplies	2.2	850,629
Energy Equipment & Services	2.2	828,967
Food Products	2.1	813,228
Professional Services	2.1	791,450
Auto Components	2.0	748,702
Household Durables	1.8	703,405
Chemicals	1.8	699,803
Textiles, Apparel & Luxury Goods	1.6	627,089
Diversified Consumer Services	1.6	608,894
Software	1.5	572,611
Thrifts & Mortgage Finance	1.4	543,815
Biotechnology	1.4	539,154
Health Care Providers & Services	1.4	520,517
Technology Hardware, Storage & Peripherals	1.4	514,043
Leisure Equipment & Products	1.3	491,599
Capital Markets	1.2	474,823
Road & Rail	1.2	473,789
Electronic Equipment, Instruments & Components	1.2	460,126
Food & Staples Retailing	1.2	449,111
Health Care Technology	1.2	438,721
Pharmaceuticals	1.1	422,512
Life Sciences Tools & Services	1.0	378,264
Metals & Mining	1.0	366,344
Containers & Packaging	1.0	366,333
Insurance	1.0	361,851
Electrical Equipment	0.9	357,566
Construction & Engineering	0.8	314,700
Building Products	0.7	256,581
Marine	0.6	244,125
Airlines	0.3	100,152

TOTAL COMMON STOCKS	99.4%	$37,819,243
REPURCHASE AGREEMENTS	0.6	241,036
INVESTMENTS OF SECURITY LENDING COLLATERAL	22.2	8,459,809

TOTAL INVESTMENTS	122.2%	$46,520,088

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 5.3%
16,857	Boeing Co. (The)	$2,174,890
230,154	Exelis, Inc.	4,267,055
42,542	General Dynamics Corp.	4,656,222
40,667	Honeywell International, Inc.	3,777,964
17,745	Lockheed Martin Corp.	2,912,664
37,323	Northrop Grumman Corp.	4,535,118
48,097	Raytheon Co.	4,592,302

		26,916,215

	Air Freight & Logistics — 0.6%
21,325	FedEx Corp.	2,905,531

	Airlines — 1.8%
50,075	Alaska Air Group, Inc.	4,711,056
184,160	Southwest Airlines Co.	4,451,147

		9,162,203

	Auto Components — 1.9%
76,363	BorgWarner, Inc.	4,745,197
107,470	Johnson Controls, Inc.	4,851,196

		9,596,393

	Banks — 6.2%
121,871	BB&T Corp.	4,549,444
98,316	Comerica, Inc.	4,742,764
130,778	East West Bancorp, Inc.	4,513,149
220,677	Fifth Third Bancorp	4,548,153
125,644	SunTrust Banks, Inc.	4,807,140
93,874	Wells Fargo & Co.	4,659,905
119,002	Zions BanCorp.	3,441,538

		31,262,093

	Beverages — 2.9%
108,712	Coca-Cola Enterprises, Inc.	4,939,873
90,393	Dr Pepper Snapple Group, Inc.	5,009,580
80,335	Molson Coors Brewing Co. — Class B	4,817,690

		14,767,143

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Biotechnology — 2.8%
23,131	Amgen, Inc.	$2,584,889
15,092	Celgene Corp.[1]	2,218,675
61,035	Gilead Sciences, Inc.[1]	4,790,637
47,684	United Therapeutics Corp.[1,2]	4,768,877

		14,363,078

	Capital Markets — 4.8%
46,353	Ameriprise Financial, Inc.	5,174,385
183,294	Charles Schwab Corp. (The)	4,866,456
89,440	Legg Mason, Inc.	4,193,842
154,254	TD Ameritrade Holding Corp.	4,920,703
72,274	Waddell & Reed Financial, Inc. — Class A	4,874,881

		24,030,267

	Chemicals — 1.8%
53,261	LyondellBasell Industries N.V. — Class A	4,926,642
20,753	PPG Industries, Inc.	4,018,196

		8,944,838

	Communications Equipment — 1.0%
216,436	Cisco Systems, Inc.	5,001,836

	Construction & Engineering — 0.8%
69,287	Jacobs Engineering Group, Inc.[1]	3,997,860

	Consumer Finance — 0.5%
49,878	Discover Financial Services	2,788,180

	Containers & Packaging — 1.8%
44,810	Rock-Tenn Co. — Class A	4,284,284
113,971	Sonoco Products Co.	4,795,900

		9,080,184

	Diversified Consumer Services — 0.9%
255,143	Service Corp. International	4,789,034

	Diversified Telecommunication Services — 1.2%
65,848	AT&T, Inc.	2,350,773
83,657	Verizon Communications, Inc.	3,909,292

		6,260,065

	Electric Utilities — 0.9%
165,652	Great Plains Energy, Inc.	4,444,443

	Electronic Equipment, Instruments & Components — 0.7%
57,177	TE Connectivity, Ltd.	3,372,300

	Energy Equipment & Services — 5.6%
75,235	Baker Hughes, Inc.	5,258,926
77,708	Halliburton Co.	4,901,044
31,156	Helmerich & Payne, Inc.	3,385,099
62,541	National Oilwell Varco, Inc.	4,911,345
47,881	Schlumberger, Ltd.	4,862,316
152,501	Superior Energy Services, Inc.	5,020,333

		28,339,063

	Food & Staples Retailing — 2.9%
66,789	CVS Caremark Corp.	4,856,896
109,805	Kroger Co. (The)	5,055,422
72,111	Walgreen Co.	4,896,337

		14,808,655

	Health Care Equipment & Supplies — 1.3%
120,427	CareFusion Corp.[1]	4,703,878
20,671	Zimmer Holdings, Inc.	2,000,953

		6,704,831

	Health Care Providers & Services — 2.8%
28,299	Aetna, Inc.	2,021,963
56,390	Cardinal Health, Inc.	3,919,669
60,396	Omnicare, Inc.	3,579,671
48,656	WellPoint, Inc.	4,898,686

		14,419,989

	Hotels, Restaurants & Leisure — 0.6%
43,970	Wyndham Worldwide Corp.	3,136,820

	Household Products — 0.8%
33,969	Kimberly-Clark Corp.	3,813,020

	Insurance — 3.9%
45,460	Allstate Corp. (The)	2,588,947
184,940	Genworth Financial, Inc. — Class A1	3,301,179
35,669	Marsh & McLennan Cos., Inc.	1,758,838
46,058	PartnerRe, Ltd.	4,854,513
51,397	Principal Financial Group, Inc.	2,407,436
147,118	Unum Group	4,887,260

		19,798,173

	Internet Software & Services — 1.9%
90,147	Akamai Technologies, Inc.[1]	4,784,101
97,096	eBay, Inc.[1]	5,032,486

		9,816,587

	IT Services — 5.3%
24,287	Accenture PLC — Class A	1,948,303
106,352	Amdocs, Ltd.	4,948,559
65,593	Automatic Data Processing, Inc.	5,113,630
100,521	Cognizant Technology Solutions Corp. — Class A1	4,815,458
83,398	Computer Sciences Corp.	4,935,494
77,087	Global Payments, Inc.	5,151,724

		26,913,168

	Life Sciences Tools & Services — 1.2%
20,293	Covance, Inc.[1,2]	1,791,466
36,040	Thermo Fisher Scientific, Inc.	4,108,560

		5,900,026

	Machinery — 1.8%
64,380	Danaher Corp.	4,724,205
80,373	Oshkosh Corp.	4,461,505

		9,185,710

	Media — 3.7%
81,071	CBS Corp. — Class B	4,682,661
67,394	Comcast Corp. — Class A	3,488,314
62,974	Disney (Walt) Co.	4,996,357
71,452	Gannett Co., Inc.	1,941,351
58,103	Time Warner, Inc.	3,861,525

		18,970,208

	Multi-line Retail — 1.0%
86,440	Macy’s, Inc.	4,964,249

	Multi-Utilities — 1.9%
83,103	Alliant Energy Corp.	4,859,863
150,457	CMS Energy Corp.	4,560,352

		9,420,215

	Oil, Gas & Consumable Fuels — 6.0%
38,837	Chevron Corp.	4,874,820
41,626	Exxon Mobil Corp.	4,262,919
96,816	HollyFrontier Corp.	5,091,554
18,854	Marathon Petroleum Corp.	1,752,479
60,764	Phillips 66	5,056,780
94,199	Tesoro Corp.	5,302,462
70,536	Valero Energy Corp.	4,032,543

		30,373,557

	Pharmaceuticals — 3.7%
33,580	Allergan, Inc.	5,568,907
73,377	Eli Lilly & Co.	4,336,581
85,957	Mylan, Inc.[1]	4,364,896
134,609	Pfizer, Inc.	4,210,570

		18,480,954

	Professional Services — 1.6%
34,910	Manpowergroup, Inc.	2,839,579
113,723	Robert Half International, Inc.	5,094,791

		7,934,370

	Real Estate Investment Trusts — 2.7%
136,515	Hospitality Properties Trust	4,102,276
186,642	Kimco Realty Corp.	4,277,834
163,180	Weingarten Realty Investors	5,091,216

		13,471,326

	Semiconductors & Semiconductor Equipment — 2.9%
312,027	Marvell Technology Group, Ltd.	4,948,748
240,414	NVIDIA Corp.	4,440,447
132,082	Skyworks Solutions, Inc.[1]	5,421,966

		14,811,161

	Software — 4.8%
254,776	Activision Blizzard, Inc.	5,098,068
160,707	CA, Inc.	4,843,709
46,719	Jack Henry & Associates, Inc.	2,577,020
125,850	Microsoft Corp.	5,084,340
121,462	Oracle Corp.	4,965,367
72,816	Symantec Corp.	1,476,708

		24,045,212

	Specialty Retail — 2.4%
108,793	Foot Locker, Inc.	5,062,139
55,993	GameStop Corp. — Class A	2,221,802
60,722	Home Depot, Inc.	4,828,006

		12,111,947

	Technology Hardware, Storage & Peripherals — 2.3%
137,953	Hewlett-Packard Co.	4,560,726
54,368	NetApp, Inc.	1,936,045
57,317	Western Digital Corp.	5,051,347

		11,548,118

	Thrifts & Mortgage Finance — 0.9%
303,552	New York Community Bancorp, Inc.	4,677,736

	Tobacco — 1.4%
68,669	Altria Industrial Motion Corp.	2,754,314
75,363	Reynolds American, Inc.	4,252,734

		7,007,048

	TOTAL COMMON STOCKS (Cost $420,532,880)	502,333,806

Face
Amount

REPURCHASE AGREEMENT* — 0.9%
$4,415,432	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $4,415,433, due 5/1/14, (collateralized by a GNMA security with a par value of $4,434,494, coupon rate of 2.500%, due 11/20/27, market value of $4,505,933)	4,415,432

	TOTAL REPURCHASE AGREEMENT (Cost $4,415,432)	4,415,432

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
4,662,760	State Street Navigator Securities Lending Prime Portfolio	4,662,760

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,662,760)	4,662,760

TOTAL INVESTMENTS (Cost $429,611,072)[3]	101.1%	$511,411,998
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(5,750,081)

NET ASSETS	100.0%	$505,661,917

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $429,732,361.
Abbreviations:
GNMA — Government National Mortgage Association

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	6.2%	$31,262,093
Oil, Gas & Consumable Fuels	6.0	30,373,557
Energy Equipment & Services	5.6	28,339,063
Aerospace & Defense	5.3	26,916,215
IT Services	5.3	26,913,168
Software	4.8	24,045,212
Capital Markets	4.8	24,030,267
Insurance	3.9	19,798,173
Media	3.7	18,970,208
Pharmaceuticals	3.7	18,480,954
Semiconductors & Semiconductor Equipment	2.9	14,811,161
Food & Staples Retailing	2.9	14,808,655
Beverages	2.9	14,767,143
Health Care Providers & Services	2.8	14,419,989
Biotechnology	2.8	14,363,078
Real Estate Investment Trusts	2.7	13,471,326
Specialty Retail	2.4	12,111,947
Technology Hardware, Storage & Peripherals	2.3	11,548,118
Internet Software & Services	1.9	9,816,587
Auto Components	1.9	9,596,393
Multi-Utilities	1.9	9,420,215
Machinery	1.8	9,185,710
Airlines	1.8	9,162,203
Containers & Packaging	1.8	9,080,184
Chemicals	1.8	8,944,838
Professional Services	1.6	7,934,370
Tobacco	1.4	7,007,048
Health Care Equipment & Supplies	1.3	6,704,831
Diversified Telecommunication Services	1.2	6,260,065
Life Sciences Tools & Services	1.2	5,900,026
Communications Equipment	1.0	5,001,836
Multi-line Retail	1.0	4,964,249
Diversified Consumer Services	0.9	4,789,034
Thrifts & Mortgage Finance	0.9	4,677,736
Electric Utilities	0.9	4,444,443
Construction & Engineering	0.8	3,997,860
Household Products	0.8	3,813,020
Electronic Equipment, Instruments & Components	0.7	3,372,300
Hotels, Restaurants & Leisure	0.6	3,136,820
Air Freight & Logistics	0.6	2,905,531
Consumer Finance	0.5	2,788,180

TOTAL COMMON STOCKS	99.3%	$502,333,806
REPURCHASE AGREEMENTS	0.9	4,415,432
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.9	4,662,760

TOTAL INVESTMENTS	101.1%	$511,411,998

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 3.2%
30,321	Boeing Co. (The)	$3,912,016
35,747	Honeywell International, Inc.	3,320,896
16,006	United Technologies Corp.	1,893,990

		9,126,902

	Airlines — 2.0%
60,324	Alaska Air Group, Inc.	5,675,282

	Auto Components — 1.5%
52,696	BorgWarner, Inc.	3,274,529
14,184	Delphi Automotive PLC	948,059

		4,222,588

	Beverages — 3.1%
122,239	Coca-Cola Enterprises, Inc.	5,554,540
60,719	Dr Pepper Snapple Group, Inc.	3,365,047

		8,919,587

	Biotechnology — 4.7%
42,392	Amgen, Inc.	4,737,306
23,299	Celgene Corp.[1]	3,425,186
54,463	United Therapeutics Corp.[1]	5,446,845

		13,609,337

	Building Products — 0.6%
86,613	Masco Corp.	1,740,055

	Capital Markets — 3.0%
29,159	Ameriprise Financial, Inc.	3,255,019
81,653	Waddell & Reed Financial, Inc. — Class A	5,507,495

		8,762,514

	Chemicals — 1.0%
49,269	Celanese Corp. — Class A	3,026,595

	Commercial Services & Supplies — 2.1%
61,610	Avery Dennison Corp.	2,997,943
119,488	Pitney Bowes, Inc.	3,202,278

		6,200,221

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 2.3%
35,534	F5 Networks, Inc.[1]	$3,737,111
36,674	Qualcomm, Inc.	2,886,610

		6,623,721

	Containers & Packaging — 2.3%
78,210	Packaging Corp. of America	5,211,132
15,080	Rock-Tenn Co. — Class A	1,441,799

		6,652,931

	Diversified Consumer Services — 1.4%
208,778	Service Corp. International	3,918,763

	Diversified Telecommunication Services — 1.2%
73,650	Verizon Communications, Inc.	3,441,664

	Energy Equipment & Services — 5.4%
68,911	FMC Technologies, Inc.[1]	3,907,253
95,042	Halliburton Co.	5,994,299
54,658	Schlumberger, Ltd.	5,550,520

		15,452,072

	Food & Staples Retailing — 4.0%
123,211	Kroger Co. (The)	5,672,635
84,897	Walgreen Co.	5,764,506

		11,437,141

	Food Products — 1.6%
49,704	General Mills, Inc.	2,635,306
37,106	Kraft Foods Group, Inc.	2,109,847

		4,745,153

	Health Care Equipment & Supplies — 2.0%
27,553	CR Bard, Inc.	3,783,854
29,511	St Jude Medical, Inc.	1,873,063

		5,656,917

	Health Care Providers & Services — 1.3%
20,634	Cardinal Health, Inc.	1,434,270
13,096	McKesson Corp.	2,215,712

		3,649,982

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.6%
54,252	Brinker International, Inc.	$2,665,943
29,251	Wyndham Worldwide Corp.	2,086,767

		4,752,710

	Industrial Conglomerates — 1.9%
39,122	3M Co.	5,441,479

	Insurance — 1.9%
113,058	Marsh & McLennan Cos., Inc.	5,574,890

	Internet Software & Services — 4.1%
68,225	Akamai Technologies, Inc.[1]	3,620,701
87,141	eBay, Inc.[1]	4,516,518
60,099	Facebook, Inc. — Class A1	3,592,718

		11,729,937

	IT Services — 9.9%
44,706	Accenture PLC — Class A	3,586,315
45,499	Automatic Data Processing, Inc.	3,547,102
118,190	Cognizant Technology Solutions Corp. — Class A1	5,661,892
80,918	Global Payments, Inc.	5,407,750
136,294	Paychex, Inc.	5,698,452
22,696	Visa, Inc. — Class A	4,598,437

		28,499,948

	Machinery — 3.1%
20,978	Cummins, Inc.	3,164,531
65,181	Dover Corp.	5,631,639

		8,796,170

	Media — 4.9%
84,821	Comcast Corp. — Class A	4,390,335
70,312	DIRECTV[1]	5,456,211
55,670	Interpublic Group of Cos., Inc. (The)	969,772
24,146	Time Warner Cable, Inc.	3,415,693

		14,232,011

	Multi-line Retail — 2.6%
30,900	Dollar General Corp.[1]	1,743,996
97,940	Macy’s, Inc.	5,624,694

		7,368,690

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 1.2%
73,454	World Fuel Services Corp.	$3,345,095

	Pharmaceuticals — 3.4%
29,430	Allergan, Inc.	4,880,671
79,766	Endo International PLC[1]	5,020,871

		9,901,542

	Professional Services — 0.9%
55,971	Robert Half International, Inc.	2,507,501

	Real Estate Investment Trusts — 2.0%
163,099	Omega Healthcare Investors, Inc.	5,672,583

	Road & Rail — 0.5%
7,231	Union Pacific Corp.	1,376,999

	Semiconductors & Semiconductor Equipment — 3.0%
62,697	Broadcom Corp. — Class A	1,931,694
162,715	Skyworks Solutions, Inc.[1]	6,679,451

		8,611,145

	Software — 5.4%
138,030	Microsoft Corp.	5,576,412
134,669	Oracle Corp.	5,505,269
214,345	Symantec Corp.	4,346,916

		15,428,597

	Specialty Retail — 3.9%
69,097	Home Depot, Inc.	5,493,902
8,330	O’Reilly Automotive, Inc.[1]	1,239,421
21,019	PetSmart, Inc.	1,422,566
53,959	TJX Cos., Inc. (The)	3,139,335

		11,295,224

	Technology Hardware, Storage & Peripherals — 2.8%
42,740	EMC Corp.	1,102,692
52,031	NetApp, Inc.	1,852,824
58,611	SanDisk Corp.	4,980,176

		7,935,692

	Textiles, Apparel & Luxury Goods — 0.8%
27,287	Hanesbrands, Inc.	2,239,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.7%
98,340	Altria Industrial Motion Corp.	$3,944,418
69,089	Reynolds American, Inc.	3,898,692

		7,843,110

	TOTAL COMMON STOCKS (Cost $239,547,565)	285,414,738

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$2,777,125	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $2,777,126, due 5/1/14, (collateralized by a FNMA security with a par value of $614,209, coupon rate of 2.000%, due 12/1/27, market value of $601,639 and by a GNMA security with a par value of $2,199,925, coupon rate of 2.500%, due 11/20/27, market value of $2,235,365)	2,777,125

	TOTAL REPURCHASE AGREEMENT (Cost $2,777,125)	2,777,125

TOTAL INVESTMENTS (Cost $242,324,690)[2]	100.3%	$288,191,863
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(855,793)

NET ASSETS	100.0%	$287,336,070

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $242,367,444.
Abbreviations:
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	9.9%	$28,499,948
Energy Equipment & Services	5.4	15,452,072
Software	5.4	15,428,597
Media	4.9	14,232,011
Biotechnology	4.7	13,609,337
Internet Software & Services	4.1	11,729,937
Food & Staples Retailing	4.0	11,437,141
Specialty Retail	3.9	11,295,224
Pharmaceuticals	3.4	9,901,542
Aerospace & Defense	3.2	9,126,902
Beverages	3.1	8,919,587
Machinery	3.1	8,796,170
Capital Markets	3.0	8,762,514
Semiconductors & Semiconductor Equipment	3.0	8,611,145
Technology Hardware, Storage & Peripherals	2.8	7,935,692
Tobacco	2.7	7,843,110
Multi-line Retail	2.6	7,368,690
Containers & Packaging	2.3	6,652,931
Communications Equipment	2.3	6,623,721
Commercial Services & Supplies	2.1	6,200,221
Airlines	2.0	5,675,282
Real Estate Investment Trusts	2.0	5,672,583
Health Care Equipment & Supplies	2.0	5,656,917
Insurance	1.9	5,574,890
Industrial Conglomerates	1.9	5,441,479
Hotels, Restaurants & Leisure	1.6	4,752,710
Food Products	1.6	4,745,153
Auto Components	1.5	4,222,588
Diversified Consumer Services	1.4	3,918,763
Health Care Providers & Services	1.3	3,649,982
Diversified Telecommunication Services	1.2	3,441,664
Oil, Gas & Consumable Fuels	1.2	3,345,095
Chemicals	1.0	3,026,595
Professional Services	0.9	2,507,501

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Textiles, Apparel & Luxury Goods	0.8%	$2,239,990
Building Products	0.6	1,740,055
Road & Rail	0.5	1,376,999

TOTAL COMMON STOCKS	99.3%	$285,414,738
REPURCHASE AGREEMENTS	1.0	2,777,125

TOTAL INVESTMENTS	100.3%	$288,191,863

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.6%

	Aerospace & Defense — 4.2%
6,620	AAR Corp.[1]	$171,457
45,968	Exelis, Inc.	852,247
5,860	General Dynamics Corp.	641,377
6,560	L-3 Communications Holdings, Inc.	756,827
4,520	Northrop Grumman Corp.	549,225
7,700	Raytheon Co.	735,196

		3,706,329

	Air Freight & Logistics — 0.3%
7,270	Expeditors International of Washington, Inc.	299,815

	Airlines — 0.9%
33,820	Southwest Airlines Co.[1]	817,429

	Auto Components — 0.4%
4,540	Delphi Automotive PLC	303,454

	Automobiles — 0.2%
5,748	General Motors Co.	198,191

	Banks — 6.6%
15,810	East West Bancorp, Inc.	545,603
33,660	Fifth Third Bancorp	693,733
51,203	First Midwest Bancorp, Inc.[1]	838,193
35,967	Hanmi Financial Corp.	765,018
71,620	Huntington Bancshares, Inc.	656,039
60,600	KeyCorp	826,584
72,380	Regions Financial Corp.	733,933
77,620	Wilshire Bancorp, Inc.	776,200

		5,835,303

	Beverages — 0.9%
18,280	Coca-Cola Enterprises, Inc.	830,643

	Capital Markets — 2.2%
3,680	Ameriprise Financial, Inc.	410,798
20,520	SEI Investments Co.	664,438
27,560	TD Ameritrade Holding Corp.	879,164

		1,954,400

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.4%
20,120	A Schulman, Inc.	$722,710
12,440	Axiall Corp.	579,704
7,600	Dow Chemical Co. (The)	379,240
6,920	Minerals Technologies, Inc.	411,671

		2,093,325

	Commercial Services & Supplies — 1.6%
32,100	Pitney Bowes, Inc.	860,280
18,580	Tetra Tech, Inc.[1,2]	532,689

		1,392,969

	Communications Equipment — 0.6%
24,000	Cisco Systems, Inc.	554,640

	Consumer Finance — 0.6%
10,032	Discover Financial Services	560,789

	Containers & Packaging — 0.8%
10,720	Packaging Corp. of America	714,274

	Diversified Consumer Services — 1.0%
5,558	Capella Education Co.[1]	324,365
29,000	Service Corp. International[1]	544,330

		868,695

	Electric Utilities — 2.1%
5,320	Edison International	300,899
28,680	Great Plains Energy, Inc.[1]	769,485
20,980	Westar Energy, Inc.[1]	752,762

		1,823,146

	Electrical Equipment — 1.7%
13,440	A. O. Smith Corp.	628,454
10,700	AMETEK, Inc.	564,104
4,589	EnerSys[1]	310,125

		1,502,683

	Energy Equipment & Services — 4.4%
13,180	Baker Hughes, Inc.	921,282
12,560	Cameron International Corp.[2]	815,898

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

14,641	Halliburton Co.	$923,408
5,401	National Oilwell Varco, Inc.	424,140
7,920	Schlumberger, Ltd.	804,276

		3,889,004

	Food & Staples Retailing — 3.3%
11,442	CVS Caremark Corp.	832,062
19,131	Kroger Co. (The)	880,791
16,500	Spartan Stores, Inc.[1]	355,410
12,960	Walgreen Co.	879,984

		2,948,247

	Food Products — 2.8%
19,633	Archer-Daniels-Midland Co.	858,551
8,100	J & J Snack Foods Corp.	758,160
20,440	Tyson Foods, Inc. — Class A	857,867

		2,474,578

	Gas Utilities — 0.1%
1,820	New Jersey Resources Corp.	90,509

	Health Care Equipment & Supplies — 1.6%
7,400	Align Technology, Inc.[1,2]	372,886
9,420	CareFusion Corp.[2]	367,945
7,195	Conmed Corp.[1]	333,344
4,853	St Jude Medical, Inc.	308,020

		1,382,195

	Health Care Providers & Services — 1.1%
11,700	Magellan Health Services, Inc.[2]	675,324
5,081	Omnicare, Inc.	301,151

		976,475

	Health Care Technology — 0.5%
15,112	Omnicell, Inc.[2]	400,166

	Hotels, Restaurants & Leisure — 3.4%
14,480	Brinker International, Inc.[1]	711,547
14,780	Cheesecake Factory, Inc. (The)[1]	663,474
14,340	Jack In The Box, Inc.[2]	767,764
65,940	Ruth’s Hospitality Group, Inc.	830,185

		2,972,970

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 0.8%
6,600	Energizer Holdings, Inc.	$737,154

	Insurance — 3.7%
17,135	Lincoln National Corp.	831,219
52,625	Old Republic International Corp.	871,470
18,755	Primerica, Inc.	860,667
21,620	Unum Group	718,216

		3,281,572

	Internet Software & Services — 1.1%
7,440	eBay, Inc.[2]	385,615
31,740	Perficient, Inc.[2]	579,890

		965,505

	IT Services — 5.3%
8,540	Accenture PLC — Class A1	685,079
18,325	Amdocs, Ltd.	852,662
11,002	Automatic Data Processing, Inc.	857,716
15,240	Cognizant Technology Solutions Corp. — Class A2	730,072
5,748	Paychex, Inc.	240,324
40,876	Sapient Corp.[2]	665,052
42,280	Western Union Co. (The)[1]	670,984

		4,701,889

	Machinery — 3.5%
11,880	Danaher Corp.	871,754
9,020	Illinois Tool Works, Inc.[1]	768,775
9,900	Lincoln Electric Holdings, Inc.	661,419
14,490	Oshkosh Corp.[1]	804,340

		3,106,288

	Media — 1.6%
13,280	Comcast Corp. — Class A	687,373
9,802	DIRECTV[2]	760,635

		1,448,008

	Metals & Mining — 1.2%
5,920	Reliance Steel & Aluminum Co.	419,254
16,720	Worthington Industries, Inc.	615,296

		1,034,550

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.9%
13,440	Macy’s, Inc.	$771,859

	Multi-Utilities — 4.7%
20,616	Ameren Corp.[1]	851,647
25,920	CMS Energy Corp.	785,635
22,740	MDU Resources Group, Inc.	805,451
21,940	Public Service Enterprise Group, Inc.	898,882
19,400	Vectren Corp.	787,058

		4,128,673

	Oil, Gas & Consumable Fuels — 3.7%
7,060	Anadarko Petroleum Corp.	699,081
32,320	Denbury Resources, Inc.	543,622
9,140	Phillips 66	760,631
9,020	Tesoro Corp.	507,736
13,460	Valero Energy Corp.	769,508

		3,280,578

	Paper & Forest Products — 0.2%
4,453	Schweitzer-Mauduit International, Inc.[1]	194,329

	Personal Products — 0.3%
7,140	Inter Parfums, Inc.[1]	261,253

	Pharmaceuticals — 1.7%
11,620	Lannett Co., Inc.[1,2]	401,239
13,980	Mylan, Inc.[2]	709,904
17,120	Sagent Pharmaceuticals, Inc.[1,2]	354,213

		1,465,356

	Professional Services — 3.0%
19,300	FTI Consulting, Inc.[1,2]	661,990
21,050	Kelly Services, Inc.[1]	443,313
3,738	Manpowergroup, Inc.	304,049
26,620	Navigant Consulting, Inc.[1,2]	447,216
17,900	Robert Half International, Inc.[1]	801,920

		2,658,488

	Real Estate Investment Trusts — 6.6%
48,040	Brandywine Realty Trust	698,982
67,280	Capstead Mortgage Corp.[1]	859,839
22,060	Coresite Realty Corp.[1]	671,065
66,757	Cousins Properties, Inc.	776,384

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

15,100	Equity Lifestyle Properties, Inc.	$632,237
23,100	Government Properties Income Trust[1]	587,895
29,180	Hospitality Properties Trust	876,859
42,453	Piedmont Office Realty Trust, Inc. — Class A1	747,597

		5,850,858

	Road & Rail — 0.7%
14,960	ArcBest Corp.	589,723

	Semiconductors & Semiconductor Equipment — 1.8%
27,160	Intel Corp.[1]	724,900
55,660	Marvell Technology Group, Ltd.	882,768

		1,607,668

	Software — 2.0%
27,160	CA, Inc.	818,602
12,613	Oracle Corp.	515,620
20,580	TIBCO Software, Inc.[1,2]	403,985

		1,738,207

	Specialty Retail — 2.9%
18,027	Foot Locker, Inc.	838,796
10,560	GameStop Corp. — Class A1	419,021
17,000	Gap, Inc. (The)	668,100
3,680	Home Depot, Inc.	292,597
3,420	PetSmart, Inc.[1]	231,466
2,480	TJX Cos., Inc. (The)	144,286

		2,594,266

	Technology Hardware, Storage & Peripherals — 2.6%
30,683	EMC Corp.	791,621
24,640	Hewlett-Packard Co.	814,599
62,480	QLogic Corp.[2]	723,518

		2,329,738

	Textiles, Apparel & Luxury Goods — 1.1%
2,213	Fossil Group, Inc.[2]	236,017
4,620	Hanesbrands, Inc.	379,256
11,040	Steven Madden, Ltd.[1,2]	393,134

		1,008,407

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 1.5%
29,720	Provident Financial Services, Inc.[1]	$516,534
38,101	Washington Federal, Inc.	822,219

		1,338,753

	TOTAL COMMON STOCKS (Cost $77,248,721)	83,683,351

Face
Amount

REPURCHASE AGREEMENT* — 6.0%
$5,289,599	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $5,289,600, due 5/1/14, (collateralized by a GNMA security with a par value of $5,313,598, coupon rate of 2.500%, due 11/20/27, market value of $5,399,200)	5,289,599

	TOTAL REPURCHASE AGREEMENTS (Cost $5,289,599)	5,289,599

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 18.5%
16,354,988	State Street Navigator Securities Lending Prime Portfolio	16,354,988

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $16,354,988)	16,354,988

TOTAL LONG INVESTMENTS (Cost $98,893,308)	119.1%	$105,327,938

COMMON STOCKS SOLD SHORT* — (63.8)%

	Aerospace & Defense — (0.8)%
(10,900)	Triumph Group, Inc.	(706,429)

	Banks — (4.4)%
(16,120)	CIT Group, Inc.	(693,966)
(11,060)	City National Corp.	(802,624)
(14,800)	First Republic Bank	(751,248)
(37,040)	TCF Financial Corp.	(581,528)
(12,140)	Texas Capital Bancshares, Inc.[2]	(682,147)
(15,200)	Trustmark Corp.	(347,624)

		(3,859,137)

	Beverages — (0.9)%
(8,980)	Brown-Forman Corp. — Class B	(805,686)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Building Products — (1.8)%
(47,600)	NCI Building Systems, Inc.[2]	$(744,464)
(11,060)	Trex Co., Inc.[2]	(868,431)

		(1,612,895)

	Capital Markets — (1.2)%
(19,220)	Eaton Vance Corp.	(693,265)
(7,398)	Greenhill & Co., Inc.	(371,010)

		(1,064,275)

	Chemicals — (1.7)%
(12,280)	Balchem Corp.	(760,746)
(10,060)	Rockwood Holdings, Inc.	(714,763)

		(1,475,509)

	Commercial Services & Supplies — (1.8)%
(14,280)	Clean Harbors, Inc.[2]	(856,800)
(16,800)	Mobile Mini, Inc.	(742,224)

		(1,599,024)

	Communications Equipment — (0.8)%
(11,120)	Viasat, Inc.[2]	(714,015)

	Construction Materials — (1.1)%
(4,200)	Eagle Materials, Inc.	(349,986)
(5,160)	Martin Marietta Materials, Inc.	(641,543)

		(991,529)

	Electric Utilities — (2.1)%
(9,820)	Cleco Corp.	(516,041)
(16,520)	ITC Holdings Corp.	(610,745)
(16,780)	Southern Co. (The)	(769,027)

		(1,895,813)

	Electrical Equipment — (1.0)%
(20,080)	Woodward Governor Co.	(900,186)

	Energy Equipment & Services — (1.0)%
(6,320)	CARBO Ceramics, Inc.	(884,231)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food & Staples Retailing — (2.9)%
(9,800)	Casey’s General Stores, Inc.	$(672,868)
(6,820)	Costco Wholesale Corp.	(788,938)
(3,640)	Pricesmart, Inc.	(349,585)
(14,160)	Whole Foods Market, Inc.	(703,752)

		(2,515,143)

	Food Products — (0.9)%
(11,120)	McCormick & Co., Inc.	(791,744)

	Gas Utilities — (1.8)%
(28,168)	Questar Corp.	(683,919)
(15,234)	South Jersey Industries, Inc.	(875,193)

		(1,559,112)

	Health Care Equipment & Supplies — (0.6)%
(18,420)	Haemonetics Corp.[2]	(559,231)

	Health Care Providers & Services — (0.5)%
(10,000)	Tenet Healthcare Corp.[2]	(450,800)

	Hotels, Restaurants & Leisure — (4.6)%
(15,440)	BJ’s Restaurants, Inc.[2]	(440,812)
(18,448)	Bob Evans Farms, Inc.	(864,658)
(15,920)	Choice Hotels International, Inc.	(703,346)
(4,020)	Panera Bread Co. — Class A2	(614,939)
(22,600)	Pinnacle Entertainment, Inc.[2]	(525,902)
(119,420)	Ruby Tuesday, Inc.[2]	(920,728)

		(4,070,385)

	Household Durables — (0.7)%
(15,600)	Meritage Homes Corp.[2]	(601,848)

	Household Products — (1.0)%
(9,520)	Clorox Co. (The)	(863,464)

	Industrial Conglomerates — (0.9)%
(25,640)	Raven Industries, Inc.	(792,276)

	Insurance — (1.7)%
(19,060)	Loews Corp.	(838,068)
(14,620)	Mercury General Corp.	(699,713)

		(1,537,781)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet & Catalog Retail — (1.6)%
(2,020)	Amazon.Com, Inc.[2]	$(614,343)
(63,880)	PetMed Express, Inc.	(836,189)

		(1,450,532)

	Internet Software & Services — (1.8)%
(19,560)	DealerTrack Holdings, Inc.[2]	(893,696)
(3,840)	Equinix, Inc.[2]	(721,191)

		(1,614,887)

	IT Services — (0.7)%
(6,100)	WEX, Inc.[2]	(585,417)

	Machinery — (0.8)%
(11,640)	RBC Bearings, Inc.[2]	(724,707)

	Media — (1.0)%
(12,080)	Morningstar, Inc.	(885,826)

	Multi-Utilities — (3.0)%
(35,797)	Centerpoint Energy, Inc.	(886,334)
(12,117)	Dominion Resources, Inc.	(878,967)
(8,840)	Sempra Energy	(871,712)

		(2,637,013)

	Oil, Gas & Consumable Fuels — (2.3)%
(5,020)	Cheniere Energy, Inc.[2]	(283,379)
(13,220)	PDC Energy, Inc.[2]	(841,718)
(20,820)	Williams Cos., Inc.	(877,979)

		(2,003,076)

	Pharmaceuticals — (0.8)%
(28,600)	Nektar Therapeutics[2]	(336,622)
(2,360)	Perrigo Co. PLC	(341,870)

		(678,492)

	Professional Services — (3.1)%
(13,480)	Advisory Board Co. (The)[2]	(771,865)
(15,580)	Corporate Executive Board Co. (The)	(1,075,332)
(5,360)	CoStar Group, Inc.[2]	(862,370)

		(2,709,567)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Investment Trusts — (5.4)%
(20,480)	American Campus Communities, Inc.	$(782,336)
(20,680)	American Homes 4 Rent — Class A	(331,914)
(8,440)	American Tower Corp.	(704,909)
(4,620)	AvalonBay Communities, Inc.	(630,861)
(6,386)	Camden Property Trust	(437,377)
(34,100)	Mack-Cali Realty Corp.	(694,617)
(14,180)	National Health Investors, Inc.	(874,764)
(7,520)	Plum Creek Timber Co., Inc.	(327,872)

		(4,784,650)

	Real Estate Management & Development — (0.9)%
(20,620)	Alexander & Baldwin, Inc.	(769,332)

	Road & Rail — (1.1)%
(7,860)	Celadon Group, Inc.	(180,859)
(19,240)	Con-way, Inc.	(817,315)

		(998,174)

	Semiconductors & Semiconductor Equipment — (0.3)%
(10,246)	Microsemi Corp.[2]	(240,986)

	Software — (2.1)%
(6,680)	Concur Technologies, Inc.[2]	(537,540)
(12,320)	Salesforce.com, Inc.[2]	(636,328)
(5,756)	Ultimate Software Group, Inc.[2]	(688,590)

		(1,862,458)

	Specialty Retail — (1.8)%
(30,180)	Cato Corp. (The) — Class A	(859,828)
(3,840)	Sherwin-Williams Co. (The)	(767,386)

		(1,627,214)

	Technology Hardware, Storage & Peripherals — (0.7)%
(6,320)	Stratasys, Ltd.[2]	(612,219)

	Textiles, Apparel & Luxury Goods — (1.0)%
(13,601)	Oxford Industries, Inc.	(897,801)

	Thrifts & Mortgage Finance — (0.3)%
(7,260)	Ocwen Financial Corp.[2]	(275,154)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.9)%
(8,587)	United Rentals, Inc.[2]	$(805,718)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(56,449,012))	(56,413,736)

TOTAL SHORT INVESTMENTS (Proceeds $(56,449,012))	(63.8)%	$(56,413,736)

TOTAL INVESTMENTS (Cost $42,444,296)[3]	55.3%	$48,914,202
OTHER ASSETS IN EXCESS OF LIABILITIES	44.7	39,517,930

NET ASSETS	100.0%	$88,432,132

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $43,030,705.
Abbreviations:
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	6.6%	$5,850,858
Banks	6.6	5,835,303
IT Services	5.3	4,701,889
Multi-Utilities	4.7	4,128,673
Energy Equipment & Services	4.4	3,889,004
Aerospace & Defense	4.2	3,706,329
Insurance	3.7	3,281,572
Oil, Gas & Consumable Fuels	3.7	3,280,578
Machinery	3.5	3,106,288
Hotels, Restaurants & Leisure	3.4	2,972,970
Food & Staples Retailing	3.3	2,948,247
Professional Services	3.0	2,658,488
Specialty Retail	2.9	2,594,266
Food Products	2.8	2,474,578
Technology Hardware, Storage & Peripherals	2.6	2,329,738
Chemicals	2.4	2,093,325
Capital Markets	2.2	1,954,400
Electric Utilities	2.1	1,823,146
Software	2.0	1,738,207
Semiconductors & Semiconductor Equipment	1.8	1,607,668
Electrical Equipment	1.7	1,502,683
Pharmaceuticals	1.7	1,465,356
Media	1.6	1,448,008
Commercial Services & Supplies	1.6	1,392,969
Health Care Equipment & Supplies	1.6	1,382,195
Thrifts & Mortgage Finance	1.5	1,338,753
Metals & Mining	1.2	1,034,550
Textiles, Apparel & Luxury Goods	1.1	1,008,407
Health Care Providers & Services	1.1	976,475
Internet Software & Services	1.1	965,505
Diversified Consumer Services	1.0	868,695
Beverages	0.9	830,643
Airlines	0.9	817,429
Multi-line Retail	0.9	771,859
Household Products	0.8	737,154
Containers & Packaging	0.8	714,274
Road & Rail	0.7	589,723
Consumer Finance	0.6	560,789

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Communications Equipment	0.6%	$554,640
Health Care Technology	0.5	400,166
Auto Components	0.4	303,454
Air Freight & Logistics	0.3	299,815
Personal Products	0.3	261,253
Automobiles	0.2	198,191
Paper & Forest Products	0.2	194,329
Gas Utilities	0.1	90,509
Short Positions:
Semiconductors & Semiconductor Equipment	(0.3)	(240,986)
Thrifts & Mortgage Finance	(0.3)	(275,154)
Health Care Providers & Services	(0.5)	(450,800)
Health Care Equipment & Supplies	(0.6)	(559,231)
IT Services	(0.7)	(585,417)
Household Durables	(0.7)	(601,848)
Technology Hardware, Storage & Peripherals	(0.7)	(612,219)
Pharmaceuticals	(0.8)	(678,492)
Aerospace & Defense	(0.8)	(706,429)
Communications Equipment	(0.8)	(714,015)
Machinery	(0.8)	(724,707)
Real Estate Management & Development	(0.9)	(769,332)
Food Products	(0.9)	(791,744)
Industrial Conglomerates	(0.9)	(792,276)
Beverages	(0.9)	(805,686)
Trading Companies & Distributors	(0.9)	(805,718)
Household Products	(1.0)	(863,464)
Energy Equipment & Services	(1.0)	(884,231)
Media	(1.0)	(885,826)
Textiles, Apparel & Luxury Goods	(1.0)	(897,801)
Electrical Equipment	(1.0)	(900,186)
Construction Materials	(1.1)	(991,529)
Road & Rail	(1.1)	(998,174)
Capital Markets	(1.2)	(1,064,275)
Internet & Catalog Retail	(1.6)	(1,450,532)
Chemicals	(1.7)	(1,475,509)
Insurance	(1.7)	(1,537,781)
Gas Utilities	(1.8)	(1,559,112)
Commercial Services & Supplies	(1.8)	(1,599,024)
Building Products	(1.8)	(1,612,895)
Internet Software & Services	(1.8)	(1,614,887)
Specialty Retail	(1.8)	(1,627,214)
Software	(2.1)	(1,862,458)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electric Utilities	(2.1)%	$(1,895,813)
Oil, Gas & Consumable Fuels	(2.3)	(2,003,076)
Food & Staples Retailing	(2.9)	(2,515,143)
Multi-Utilities	(3.0)	(2,637,013)
Professional Services	(3.1)	(2,709,567)
Banks	(4.4)	(3,859,137)
Hotels, Restaurants & Leisure	(4.6)	(4,070,385)
Real Estate Investment Trusts	(5.4)	(4,784,650)

TOTAL COMMON STOCKS	30.8%	$27,269,615
REPURCHASE AGREEMENT	6.0	5,289,599
INVESTMENT OF SECURITY LENDING COLLATERAL	18.5	16,354,988

TOTAL INVESTMENTS	55.3%	$48,914,202

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 125.1%

	Aerospace & Defense — 5.5%
39,040	Exelis, Inc.	$723,801
2,460	General Dynamics Corp.	269,247
3,970	L-3 Communications Holdings, Inc.	458,019
6,659	Northrop Grumman Corp.[1]	809,135
7,912	Raytheon Co.[2]	755,438

		3,015,640

	Airlines — 1.6%
35,505	Southwest Airlines Co.[1,2]	858,156

	Auto Components — 2.7%
34,040	Dana Holding Corp.[2]	720,627
3,160	Delphi Automotive PLC	211,214
19,980	Gentex Corp.	572,827

		1,504,668

	Automobiles — 0.3%
4,780	General Motors Co.	164,814

	Banks — 5.1%
24,435	Fifth Third Bancorp[1]	503,605
25,500	Hanmi Financial Corp.	542,385
40,120	KeyCorp	547,237
64,960	Regions Financial Corp.[1]	658,695
54,360	Wilshire Bancorp, Inc.	543,600

		2,795,522

	Beverages — 1.7%
13,157	Coca-Cola Enterprises, Inc.[1]	597,854
4,372	Constellation Brands, Inc.[3]	349,061

		946,915

	Capital Markets — 2.6%
4,620	Ameriprise Financial, Inc.[1]	515,730
14,860	SEI Investments Co.[1]	481,167
12,860	TD Ameritrade Holding Corp.[2]	410,234

		1,407,131

	Chemicals — 2.3%
6,285	LyondellBasell Industries N.V. — Class A1	581,362
11,840	Minerals Technologies, Inc.[2]	704,362

		1,285,724

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.6%
7,280	Avery Dennison Corp.[1]	$354,245
20,200	Pitney Bowes, Inc.	541,360

		895,605

	Communications Equipment — 2.1%
18,940	Cisco Systems, Inc.	437,703
33,234	Corning, Inc.[1,2]	694,923

		1,132,626

	Consumer Finance — 1.3%
12,740	Discover Financial Services[1]	712,166

	Containers & Packaging — 2.7%
22,320	Owens-Illinois, Inc.[3]	709,330
6,848	Packaging Corp. of America	456,282
8,380	Sealed Air Corp.	287,518

		1,453,130

	Diversified Consumer Services — 2.0%
7,120	Apollo Education Group, Inc. — Class A2,3	205,483
3,489	Capella Education Co.[2]	203,618
37,540	Service Corp. International[2]	704,626

		1,113,727

	Diversified Telecommunication Services — 0.4%
4,620	Verizon Communications, Inc.	215,893

	Electric Utilities — 2.2%
14,200	Exelon Corp.[2]	497,426
21,580	Portland General Electric Co.	722,283

		1,219,709

	Electrical Equipment — 1.8%
9,764	AMETEK, Inc.[2]	514,758
7,295	EnerSys[1,2]	492,996

		1,007,754

	Energy Equipment & Services — 7.8%
9,110	Baker Hughes, Inc.[1,2]	636,789
3,400	Cameron International Corp.[3]	220,864
8,820	Halliburton Co.	556,277
12,000	Matrix Service Co.[2,3]	371,640
28,600	Nabors Industries, Ltd.	729,872

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

4,320	National Oilwell Varco, Inc.	$339,250
5,799	Oceaneering International, Inc.[1]	424,951
12,880	Patterson-UTI Energy, Inc.	418,986
5,813	Schlumberger, Ltd.[2]	590,310

		4,288,939

	Food & Staples Retailing — 4.9%
11,380	Andersons (The), Inc.	708,860
7,680	CVS Caremark Corp.[1]	558,490
15,395	Kroger Co. (The)[1]	708,786
10,540	Walgreen Co.	715,666

		2,691,802

	Food Products — 3.9%
16,420	Archer-Daniels-Midland Co.	718,046
5,570	J & J Snack Foods Corp.	521,352
21,542	Tyson Foods, Inc. — Class A1	904,118

		2,143,516

	Gas Utilities — 1.1%
3,588	Southwest Gas Corp.[1,2]	197,376
9,054	UGI Corp.[1]	422,731

		620,107

	Health Care Equipment & Supplies — 2.3%
18,300	CareFusion Corp.[3]	714,798
15,140	Hill-Rom Holdings, Inc.[2]	565,630

		1,280,428

	Health Care Providers & Services — 2.7%
7,806	Aetna, Inc.[1]	557,739
6,855	Omnicare, Inc.	406,296
5,340	WellPoint, Inc.[1,2]	537,631

		1,501,666

	Health Care Technology — 1.0%
20,310	Omnicell, Inc.[2,3]	537,809

	Hotels, Restaurants & Leisure — 0.9%
6,787	Wyndham Worldwide Corp.[1]	484,185

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 0.8%
4,018	Energizer Holdings, Inc.[2]	$448,770

	Insurance — 5.3%
8,450	HCI Group, Inc.[2]	326,846
12,294	Lincoln National Corp.	596,382
43,180	Old Republic International Corp.	715,061
11,780	Primerica, Inc.[2]	540,584
4,460	Principal Financial Group, Inc.	208,906
14,760	Unum Group	490,327

		2,878,106

	Internet Software & Services — 0.8%
8,320	eBay, Inc.[3]	431,226

	IT Services — 8.0%
6,640	Accenture PLC — Class A	532,661
15,460	Amdocs, Ltd.[1]	719,354
7,020	Automatic Data Processing, Inc.[2]	547,279
13,778	Cognizant Technology Solutions Corp. — Class A1,2,3	660,035
42,040	Genpact, Ltd.[3]	708,794
6,460	Paychex, Inc.[2]	270,093
14,733	Total System Services, Inc.[1,2]	468,067
28,440	Western Union Co. (The)[2]	451,343

		4,357,626

	Life Sciences Tools & Services — 2.3%
3,000	Agilent Technologies, Inc.	162,120
9,240	Parexel International Corp.[2,3]	419,034
16,840	PerkinElmer, Inc.	706,775

		1,287,929

	Machinery — 4.7%
6,480	Danaher Corp.	475,502
5,800	IDEX Corp.	432,506
7,000	Illinois Tool Works, Inc.[2]	596,610
24,760	Mueller Industries, Inc.	716,555
6,240	Oshkosh Corp.	346,382

		2,567,555

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 4.4%
10,696	Comcast Corp. — Class A1	$553,625
9,280	DIRECTV[3]	720,128
15,100	Gannett Co., Inc.	410,267
10,640	Omnicom Group, Inc.	720,115

		2,404,135

	Multi-line Retail — 0.9%
8,240	Macy’s, Inc.	473,223

	Multi-Utilities — 2.4%
9,280	Ameren Corp.	383,357
13,960	Public Service Enterprise Group, Inc.	571,941
9,440	Vectren Corp.[2]	382,981

		1,338,279

	Oil, Gas & Consumable Fuels — 3.6%
6,540	Delek US Holdings, Inc.	209,214
11,100	HollyFrontier Corp.	583,749
9,837	Tesoro Corp.[1,2]	553,725
10,960	Valero Energy Corp.[1]	626,583

		1,973,271

	Paper & Forest Products — 0.7%
15,320	PH Glatfelter Co.[2]	390,966

	Pharmaceuticals — 3.4%
2,079	Allergan, Inc.[1]	344,781
19,360	Lannett Co., Inc.[1,2,3]	668,501
14,420	Pfizer, Inc.	451,058
18,560	Sagent Pharmaceuticals, Inc.[2,3]	384,006

		1,848,346

	Professional Services — 1.7%
19,984	Kelly Services, Inc.[2]	420,863
6,098	Manpowergroup, Inc.[1]	496,011

		916,874

	Real Estate Investment Trusts — 8.6%
26,620	Brandywine Realty Trust[2]	387,321
43,420	Capstead Mortgage Corp.[2]	554,908
27,760	CommonWealth[2]	705,382
42,847	Cousins Properties, Inc.[1,2]	498,311
17,351	Hospitality Properties Trust	521,397

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

66,300	Lexington Realty Trust	$713,388
33,540	Piedmont Office Realty Trust, Inc. — Class A	590,639
87,760	RAIT Financial Trust	717,877

		4,689,223

	Semiconductors & Semiconductor Equipment — 3.7%
20,485	Intel Corp.[1]	546,745
36,288	Marvell Technology Group, Ltd.	575,528
37,980	NVIDIA Corp.[2]	701,490
22,780	ON Semiconductor Corp.[3]	214,360

		2,038,123

	Software — 3.1%
14,180	CA, Inc.	427,385
13,060	Jack Henry & Associates, Inc.	720,390
12,985	Oracle Corp.[1]	530,827

		1,678,602

	Specialty Retail — 4.6%
12,640	Foot Locker, Inc.	588,139
6,760	GameStop Corp. — Class A2	268,237
13,378	Gap, Inc. (The)[1]	525,756
6,300	Home Depot, Inc.	500,913
4,080	PetSmart, Inc.[2]	276,134
5,840	TJX Cos., Inc. (The)[1]	339,771

		2,498,950

	Technology Hardware, Storage & Peripherals — 3.2%
16,520	EMC Corp.	426,216
19,542	Hewlett-Packard Co.[1,2]	646,058
61,100	QLogic Corp.[3]	707,538

		1,779,812

	Textiles, Apparel & Luxury Goods — 1.3%
20,180	Steven Madden, Ltd.[2,3]	718,610

	Thrifts & Mortgage Finance — 1.1%
27,300	Washington Federal, Inc.	589,134

	TOTAL COMMON STOCKS (Cost $57,352,474)	68,586,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.9%
$482,996	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $482,996, due 5/1/14, (collateralized by a GNMA security with a par value of $485,023, coupon rate of 2.500%, due 11/20/27, market value of $492,836)	$482,996

	TOTAL REPURCHASE AGREEMENT (Cost $482,996)	482,996

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
1,304,208	State Street Navigator Securities Lending Prime Portfolio	1,304,208

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,304,208)	1,304,208

TOTAL LONG INVESTMENTS (Cost $59,139,678)	128.4%	$70,373,596

COMMON STOCKS SOLD SHORT* — (26.3)%

	Aerospace & Defense — (0.3)%
(2,680)	Triumph Group, Inc.	(173,691)

	Banks — (0.5)%
(3,160)	CIT Group, Inc.	(136,038)
(2,451)	First Republic Bank	(124,413)

		(260,451)

	Beverages — (0.4)%
(2,440)	Brown-Forman Corp. — Class B	(218,917)

	Building Products — (0.8)%
(10,380)	NCI Building Systems, Inc.[3]	(162,343)
(8,240)	Quanex Building Products Corp.	(155,242)
(1,280)	Trex Co., Inc.[3]	(100,505)

		(418,090)

	Chemicals — (1.0)%
(1,660)	Ecolab, Inc.	(173,702)
(600)	NewMarket Corp.	(223,392)
(2,440)	Rockwood Holdings, Inc.	(173,362)

		(570,456)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (0.7)%
(3,320)	Clean Harbors, Inc.[3]	$(199,200)
(4,528)	Mobile Mini, Inc.	(200,047)

		(399,247)

	Communications Equipment — (0.3)%
(2,167)	Viasat, Inc.[3]	(139,143)

	Construction Materials — (0.4)%
(2,680)	Eagle Materials, Inc.	(223,324)

	Electric Utilities — (0.8)%
(2,120)	Cleco Corp.	(111,406)
(4,700)	ITC Holdings Corp.	(173,759)
(3,718)	Southern Co. (The)	(170,396)

		(455,561)

	Electrical Equipment — (0.3)%
(4,200)	Woodward Governor Co.	(188,286)

	Electronic Equipment, Instruments & Components — (0.3)%
(2,680)	Measurement Specialties, Inc.[3]	(172,458)

	Energy Equipment & Services — (0.3)%
(1,320)	CARBO Ceramics, Inc.	(184,681)

	Food & Staples Retailing — (0.8)%
(2,540)	Casey’s General Stores, Inc.	(174,396)
(1,480)	Costco Wholesale Corp.	(171,207)
(1,684)	Whole Foods Market, Inc.	(83,695)

		(429,298)

	Food Products — (0.6)%
(2,414)	Kellogg Co.	(161,328)
(2,520)	McCormick & Co., Inc.	(179,424)

		(340,752)

	Gas Utilities — (0.6)%
(472)	ONE Gas, Inc.	(17,275)
(7,340)	Questar Corp.	(178,215)
(2,127)	South Jersey Industries, Inc.	(122,196)

		(317,686)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Equipment & Supplies — (0.2)%
(3,685)	Haemonetics Corp.[3]	$(111,877)

	Health Care Providers & Services — (0.3)%
(6,900)	Capital Senior Living Corp.[3]	(170,637)

	Hotels, Restaurants & Leisure — (2.5)%
(4,758)	BJ’s Restaurants, Inc.[3]	(135,841)
(3,700)	Bob Evans Farms, Inc.	(173,419)
(3,480)	Choice Hotels International, Inc.	(153,746)
(2,520)	Churchill Downs, Inc.	(221,332)
(6,960)	International Speedway Corp. — Class A	(218,822)
(3,220)	Life Time Fitness, Inc.[3]	(154,560)
(5,420)	Pinnacle Entertainment, Inc.[3]	(126,124)
(2,400)	Vail Resorts, Inc.	(166,152)

		(1,349,996)

	Household Durables — (0.6)%
(7,900)	MDC Holdings, Inc.	(218,040)
(3,280)	Meritage Homes Corp.[3]	(126,542)

		(344,582)

	Household Products — (0.3)%
(1,980)	Clorox Co. (The)	(179,586)

	Industrial Conglomerates — (0.3)%
(5,360)	Raven Industries, Inc.	(165,624)

	Insurance — (0.8)%
(2,843)	Arthur J Gallagher & Co.	(127,992)
(3,980)	Loews Corp.	(175,000)
(2,301)	Mercury General Corp.	(110,126)

		(413,118)

	Internet & Catalog Retail — (0.3)%
(514)	Amazon.Com, Inc.[3]	(156,323)

	Internet Software & Services — (0.5)%
(3,180)	DealerTrack Holdings, Inc.[3]	(145,294)
(626)	Equinix, Inc.[3]	(117,569)

		(262,863)

	IT Services — (0.4)%
(2,380)	WEX, Inc.[3]	(228,409)

	Leisure Equipment & Products — (0.3)%
(2,880)	Pool Corp.	(169,978)

	Machinery — (0.3)%
(2,640)	RBC Bearings, Inc.[3]	(164,366)

	Media — (0.5)%
(2,100)	Morningstar, Inc.	(153,993)
(5,780)	World Wrestling Entertainment, Inc. (Class A)	(112,710)

		(266,703)

	Metals & Mining — (0.8)%
(3,460)	Carpenter Technology Corp.	(217,288)
(13,700)	Stillwater Mining Co.[3]	(216,186)

		(433,474)

	Multi-line Retail — (0.2)%
(2,238)	Family Dollar Stores, Inc.	(131,483)

	Multi-Utilities — (1.1)%
(7,440)	Centerpoint Energy, Inc.	(184,214)
(3,020)	Dominion Resources, Inc.	(219,071)
(2,220)	Sempra Energy	(218,914)

		(622,199)

	Oil, Gas & Consumable Fuels — (0.3)%
(3,260)	Williams Cos., Inc.	(137,474)

	Personal Products — (0.3)%
(2,132)	Estee Lauder Companies (The) — Class A	(154,719)

	Professional Services — (1.2)%
(2,559)	Advisory Board Co. (The)[3]	(146,529)
(3,860)	Corporate Executive Board Co. (The)	(266,417)
(2,100)	Dun & Bradstreet Corp. (The)	(232,596)

		(645,542)

	Real Estate Investment Trusts — (2.8)%
(3,965)	American Campus Communities, Inc.	(151,463)
(2,150)	American Tower Corp.	(179,568)
(17,980)	Education Realty Trust, Inc.	(183,396)
(3,600)	Equity Residential Properties Trust	(213,984)
(3,680)	Kilroy Realty Corp.	(219,218)
(2,960)	National Health Investors, Inc.	(182,603)
(3,440)	Regency Centers Corp.	(180,359)
(6,080)	Tanger Factory Outlet Centers, Inc.	(216,934)

		(1,527,525)

	Real Estate Management & Development — (0.3)%
(4,060)	Alexander & Baldwin, Inc.	(151,479)

	Road & Rail — (0.6)%
(7,120)	Celadon Group, Inc.	(163,831)
(4,200)	Con-way, Inc.	(178,416)

		(342,247)

	Semiconductors & Semiconductor Equipment — (0.3)%
(6,960)	Microsemi Corp.[3]	(163,699)

	Software — (0.9)%
(1,540)	Concur Technologies, Inc.[3]	(123,924)
(4,300)	Salesforce.com, Inc.[3]	(222,095)
(1,100)	Ultimate Software Group, Inc. (The)[3]	(131,593)

		(477,612)

	Specialty Retail — (1.3)%
(6,531)	Cato Corp. (The) — Class A	(186,068)
(4,800)	Conn’s, Inc.[3]	(212,304)
(3,280)	Hibbett Sports, Inc.[3]	(176,628)
(3,000)	L Brands, Inc.	(162,600)

		(737,600)

	Technology Hardware, Storage & Peripherals — (0.2)%
(1,000)	Stratasys, Ltd.[3]	(96,870)

	Textiles, Apparel & Luxury Goods — (0.3)%
(2,440)	Oxford Industries, Inc.	(161,064)

	Trading Companies & Distributors — (0.3)%
(1,680)	United Rentals, Inc.[3]	(157,634)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,537,119))	(14,416,724)

TOTAL SHORT INVESTMENTS (Proceeds $(14,537,119))	(26.3)%	$(14,416,724)

TOTAL INVESTMENTS (Cost $44,602,559)[4]	102.1%	$55,956,872
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(1,164,406)

NET ASSETS	100.0%	$54,792,466

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $301,269.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $44,777,907.
Abbreviations:
GNMA — Government National Mortgage Association

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.6%	$4,689,223
IT Services	8.0	4,357,626
Energy Equipment & Services	7.8	4,288,939
Aerospace & Defense	5.5	3,015,640
Insurance	5.3	2,878,106
Banks	5.1	2,795,522
Food & Staples Retailing	4.9	2,691,802
Machinery	4.7	2,567,555
Specialty Retail	4.6	2,498,950
Media	4.4	2,404,135
Food Products	3.9	2,143,516
Semiconductors & Semiconductor Equipment	3.7	2,038,123
Oil, Gas & Consumable Fuels	3.6	1,973,271
Pharmaceuticals	3.4	1,848,346
Technology Hardware, Storage & Peripherals	3.2	1,779,812
Software	3.1	1,678,602
Auto Components	2.7	1,504,668
Health Care Providers & Services	2.7	1,501,666
Containers & Packaging	2.7	1,453,130
Capital Markets	2.6	1,407,131
Multi-Utilities	2.4	1,338,279
Life Sciences Tools & Services	2.3	1,287,929
Chemicals	2.3	1,285,724
Health Care Equipment & Supplies	2.3	1,280,428
Electric Utilities	2.2	1,219,709
Communications Equipment	2.1	1,132,626
Diversified Consumer Services	2.0	1,113,727
Electrical Equipment	1.8	1,007,754
Beverages	1.7	946,915
Professional Services	1.7	916,874
Commercial Services & Supplies	1.6	895,605
Airlines	1.6	858,156
Textiles, Apparel & Luxury Goods	1.3	718,610
Consumer Finance	1.3	712,166
Gas Utilities	1.1	620,107
Thrifts & Mortgage Finance	1.1	589,134
Health Care Technology	1.0	537,809
Hotels, Restaurants & Leisure	0.9	484,185
Multi-line Retail	0.9	473,223
Household Products	0.8	448,770
Internet Software & Services	0.8	431,226
Paper & Forest Products	0.7	390,966
Diversified Telecommunication Services	0.4	215,893
Automobiles	0.3	164,814
Short Positions:
Technology Hardware, Storage & Peripherals	(0.2)	(96,870)
Health Care Equipment & Supplies	(0.2)	(111,877)
Multi-line Retail	(0.2)	(131,483)
Oil, Gas & Consumable Fuels	(0.3)	(137,474)
Communications Equipment	(0.3)	(139,143)
Real Estate Management & Development	(0.3)	(151,479)
Personal Products	(0.3)	(154,719)
Internet & Catalog Retail	(0.3)	(156,323)
Trading Companies & Distributors	(0.3)	(157,634)
Textiles, Apparel & Luxury Goods	(0.3)	(161,064)
Semiconductors & Semiconductor Equipment	(0.3)	(163,699)
Machinery	(0.3)	(164,366)
Industrial Conglomerates	(0.3)	(165,624)
Leisure Equipment & Products	(0.3)	(169,978)
Health Care Providers & Services	(0.3)	(170,637)
Electronic Equipment, Instruments & Components	(0.3)	(172,458)
Aerospace & Defense	(0.3)	(173,691)
Household Products	(0.3)	(179,586)
Energy Equipment & Services	(0.3)	(184,681)
Electrical Equipment	(0.3)	(188,286)
Beverages	(0.4)	(218,917)
Construction Materials	(0.4)	(223,324)
IT Services	(0.4)	(228,409)
Banks	(0.5)	(260,451)
Internet Software & Services	(0.5)	(262,863)
Media	(0.5)	(266,703)
Gas Utilities	(0.6)	(317,686)
Food Products	(0.6)	(340,752)
Road & Rail	(0.6)	(342,247)
Household Durables	(0.6)	(344,582)
Commercial Services & Supplies	(0.7)	(399,247)
Insurance	(0.8)	(413,118)
Building Products	(0.8)	(418,090)
Food & Staples Retailing	(0.8)	(429,298)
Metals & Mining	(0.8)	(433,474)
Electric Utilities	(0.8)	(455,561)
Software	(0.9)	(477,612)
Chemicals	(1.0)	(570,456)
Multi-Utilities	(1.1)	(622,199)
Professional Services	(1.2)	(645,542)
Specialty Retail	(1.3)	(737,600)
Hotels, Restaurants & Leisure	(2.5)	(1,349,996)
Real Estate Investment Trusts	(2.8)	(1,527,525)

TOTAL COMMON STOCKS	98.9%	$54,169,668
REPURCHASE AGREEMENT	0.9	482,996
INVESTMENT OF SECURITY LENDING COLLATERAL	2.4	1,304,208

TOTAL INVESTMENTS	102.1%	$55,956,872

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 3.0%
25,500	SPDR S&P 500 ETF Trust	$4,804,965
30,000	Vanguard S&P 500 ETF	5,177,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	9,982,665

Face
Amount

REPURCHASE AGREEMENT* — 7.7%
$25,709,414	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $25,709,421, due 5/1/14, (collateralized by a GNMA security with a par value of $25,810,140, coupon rate of 2.500%, due 11/20/27, market value of $26,225,941)	25,709,414

	TOTAL REPURCHASE AGREEMENT (Cost $25,709,414)	25,709,414

TOTAL INVESTMENTS (Cost $32,575,257)[1]	10.7%	$35,692,079
OTHER ASSETS IN EXCESS OF LIABILITIES	89.3	298,972,884

NET ASSETS[2]	100.0%	$334,664,963

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $32,575,257.
[2]	Cash in the amount of $299,825,000 is held as collateral to secure the open written put options contracts.
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires May 2014 exercise price $1,825 Barclays Capital PLC	690	$(324,300)
S&P 500 Index
expires May 2014 exercise price $1,850 Barclays Capital PLC	940	(91,650)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(1,706,090))		$(415,950)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,706,090))		$(415,950)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2014, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	3.0%	$9,982,665

TOTAL	3.0%	$9,982,665
REPURCHASE AGREEMENTS	7.7	25,709,414

TOTAL INVESTMENTS	10.7%	$35,692,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 64.6%
167,900	iShares MSCI EAFE Index Fund	$11,470,928
1,284,586	Vanguard MSCI EAFE ETF	53,849,845

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,637,238)	65,320,773

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$1,177,782	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $1,177,782, due 5/1/14, (collateralized by a FNMA security with a par value of $1,228,417, coupon rate of 2.000%, due 12/1/27, market value of $1,203,278)	1,177,782

	TOTAL REPURCHASE AGREEMENT (Cost $1,177,782)	1,177,782

TOTAL INVESTMENTS (Cost $62,815,020)[1]	65.7%	$66,498,555
OTHER ASSETS IN EXCESS OF LIABILITIES	34.3	34,672,499

NET ASSETS[2]	100.0%	$101,171,054

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $63,125,476.
[2]	Cash in the amount of $35,591,261 is held as collateral to secure the open written put options contracts.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires May 2014 exercise price $68 Goldman Sachs	7,700	$(689,150)
iShares MSCI EAFE Index Fund
expires May 2014 exercise price $69 Goldman Sachs	1,000	(35,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(518,440))		$(724,150)

PUTS:
iShares MSCI EAFE Index Fund
expires May 2014 exercise price $65 Barclays Capital PLC	500	(4,500)
iShares MSCI EAFE Index Fund
expires May 2014 exercise price $64 Barclays Capital PLC	697	(4,879)
iShares MSCI EAFE Index Fund
expires May 2014 exercise price $66 Barclays Capital PLC	3,870	(61,920)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(184,807))		$(71,299)

TOTAL WRITTEN OPTIONS (Premiums Received $(703,247))		$(795,449)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2014, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	64.6%	$65,320,773

TOTAL	64.6%	$65,320,773
REPURCHASE AGREEMENTS	1.1	1,177,782

TOTAL INVESTMENTS	65.7%	$66,498,555

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.0%

	United Kingdom — 19.4%
43,700	Aviva PLC	$387,730
252,993	Barclays PLC	1,077,280
48,268	BG Group PLC	976,318
36,605	BHP Billiton PLC	1,186,016
128,591	BP Amoco PLC	1,083,828
45,111	Britvic PLC	551,818
132,229	HSBC Holdings PLC	1,348,686
5,095	Persimmon PLC[1]	112,863
95,549	Premier Oil PLC	546,569
19,041	Rio Tinto PLC	1,036,638
21,652	Scottish & Southern Energy PLC	557,498
40,593	Smith & Nephew PLC	630,199

		9,495,443

	Japan — 18.6%
93,000	Asahi Kasei Corp.	632,220
36,200	Brother Industries, Ltd.	505,281
20,000	Daiwa House Industry Co., Ltd.	337,067
16,100	Electric Power Development Co, Ltd.	427,402
12,800	Fuji Oil Co, Ltd.	173,029
128,000	Hitachi, Ltd.	910,217
13,700	Honda Motor Co., Ltd.	452,937
5,000	Japan Airlines Co., Ltd.	258,718
11,900	KDDI Corp.	633,441
15,000	Keihin Corp.	217,147
63,000	Marubeni Corp.	420,267
19,500	Medipal Holdings Corp.[2]	273,898
21,100	Mitsubishi Corp.	377,276
115,100	Mitsubishi UFJ Financial Group, Inc.	610,204
12,200	MS&AD Insurance Group Holdings	273,272
16,400	NKSJ Holdings, Inc.	408,897
8,200	Shionogi & Co, Ltd.	143,571
10,300	Sumisho Computer Systems Corp.	271,617
6,900	Sumitomo Mitsui Financial Group, Inc.	272,193
182,000	Toshiba Corp.	712,085
18,000	Toyo Tire & Rubber Co, Ltd.	133,985
12,200	Toyota Motor Corp.	658,240

		9,102,964

	Germany — 15.5%
5,737	Allianz AG2	993,709
6,567	BASF SE2	760,108
6,177	Bayer AG2	856,966
5,205	Daimler AG	481,867

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

31,457	Deutsche Telekom AG Reg.	$527,412
7,988	DMG MORI SEIKI AG	250,789
4,392	Hannover Rueckversicherung AG	408,917
14,088	Metro AG1	562,895
6,502	Rheinmetall AG	431,408
6,622	Siemens AG Reg.	872,767
14,667	Software AG	551,336
3,386	Volkswagen AG	904,281

		7,602,455

	France — 8.9%
24,465	AXA SA	637,252
15,587	BNP Paribas	1,170,108
5,442	Casino Guichard Perrachon	692,708
12,456	Compagnie de Saint-Gobain	760,702
17,680	Societe Generale	1,098,869

		4,359,639

	Switzerland — 7.8%
15,524	Credit Suisse Group AG1	492,302
7,338	Lonza Group AG1	766,650
9,847	Novartis AG	853,683
4,219	Roche Holding AG	1,236,794
1,689	Zurich Financial Services AG1	483,805

		3,833,234

	Netherlands — 5.6%
19,084	Delta Lloyd N.V.	501,856
86,345	ING Groep N.V., ADR[1]	1,226,058
5,300	Koninklijke DSM N.V.	380,000
30,908	Reed Elsevier N.V.[2]	630,553

		2,738,467

	Hong Kong — 2.6%
41,000	Luk Fook Holdings International, Ltd.	116,343
166,000	SJM Holdings, Ltd.	461,412
30,000	Standard Chartered PLC	655,492
18,500	Yue Yuen Industrial Holdings, Ltd.	57,030

		1,290,277

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 2.6%
95,471	Downer EDI, Ltd.	$442,576
12,649	National Australia Bank, Ltd.	414,808
81,378	Toll Holdings, Ltd.	399,925

		1,257,309

	China — 2.3%
567,000	Agricultural Bank of China, Ltd.	236,952
529,500	China Railway Construction Corp, Ltd. — Class H	434,366
277,500	CNOOC, Ltd.	456,717

		1,128,035

	South Korea — 2.0%
2,122	Kia Motors Corp.	117,672
3,124	LG Corp.	173,841
1,689	POSCO, ADR	124,311
449	Samsung Electronics Co., Ltd	583,574

		999,398

	Singapore — 2.0%
36,000	DBS Group Holdings, Ltd.	486,432
116,000	SembCorp Industries, Ltd.	496,865

		983,297

	Sweden — 1.5%
41,624	Meda AB	745,138

	Canada — 1.0%
13,200	Suncor Energy, Inc.	509,188

	Taiwan — 1.0%
25,000	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	502,500

	Denmark — 1.0%
51,193	TDC AS	480,529

	Norway — 1.0%
20,175	Telenor ASA	473,464

	Italy — 0.7%
58,812	Enel SPA	332,409

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Malaysia — 0.6%
79,900	Tenaga Nasional BHD	$291,168

	Spain — 0.6%
16,709	Telefonica SA	279,797

	Belgium — 0.5%
3,500	Delhaize Group SA	259,975

	Brazil — 0.5%
16,547	Petroleo Brasileiro SA, ADR	244,896

	Finland — 0.3%
6,820	UPM-Kymmene OYJ[2]	119,218

	TOTAL COMMON STOCKS (Cost $35,673,515)	47,028,800

PREFERRED STOCKS — 0.5%

	Brazil — 0.5%
20,050	Vale SA, ADR, 6.80%	237,993

	TOTAL PREFERRED STOCKS (Cost $259,899)	237,993

Face
Amount

REPURCHASE AGREEMENTS* — 2.4%
$1,165,020	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $1,165,020, due 5/1/14, (collateralized by a GNMA security with a par value of $1,173,582, coupon rate of 2.500%, due 11/20/27, market value of $1,192,488)	1,165,020

	TOTAL REPURCHASE AGREEMENTS (Cost $1,165,020)	1,165,020

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.3%
3,612,220	State Street Navigator Securities Lending Prime Portfolio	$3,612,220

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,612,220)	3,612,220

TOTAL INVESTMENTS (Cost $40,710,654)[3]	106.2%	$52,044,033
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(3,047,135)

NET ASSETS	100.0%	$48,996,898

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $41,180,301.
Abbreviations:
ADR — American Depositary Receipt
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	15.0%	$7,371,024
Insurance	8.4	4,095,438
Pharmaceuticals	7.8	3,836,152
Oil, Gas & Consumable Fuels	7.8	3,817,516
Automobiles	5.3	2,614,997
Metals & Mining	5.3	2,584,958
Industrial Conglomerates	4.0	1,974,881
Chemicals	3.6	1,772,328
Diversified Telecommunication Services	3.6	1,761,202
Food & Staples Retailing	3.1	1,515,578
Diversified Financial Services	2.5	1,226,058
Technology Hardware, Storage & Peripherals	2.5	1,217,366
Electric Utilities	2.4	1,181,075
Electronic Equipment, Instruments & Components	1.9	910,217
Software	1.7	822,953
Trading Companies & Distributors	1.6	797,543
Life Sciences Tools & Services	1.6	766,650
Building Products	1.6	760,702
Wireless Telecommunication Services	1.3	633,441
Media	1.3	630,553
Health Care Equipment & Supplies	1.3	630,199
Electrical Equipment	1.2	583,574
Beverages	1.1	551,818
Semiconductors & Semiconductor Equipment	1.0	502,500
Capital Markets	1.0	492,302
Hotels, Restaurants & Leisure	0.9	461,412
Commercial Services & Supplies	0.9	442,576
Construction & Engineering	0.9	434,366
Independent Power Producers & Energy Traders	0.9	427,402
Air Freight & Logistics	0.8	399,925
Auto Components	0.7	351,132
Real Estate Management & Development	0.7	337,067
Health Care Providers & Services	0.6	273,898
Airlines	0.5	258,718
Machinery	0.5	250,789
Food Products	0.4	173,029
Paper & Forest Products	0.3	119,218

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Specialty Retail	0.2%	$116,343
Household Durables	0.2	112,863
Textiles, Apparel & Luxury Goods	0.1	57,030

TOTAL COMMON AND PREFERRED STOCKS	96.5%	$47,266,793
REPURCHASE AGREEMENTS	2.4	1,165,020
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.3	3,612,220

TOTAL INVESTMENTS	106.2%	$52,044,033

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.6%

	United Kingdom — 18.9%
20,086	Aviva PLC	$178,214
116,251	Barclays PLC	495,013
20,267	BG Group PLC	409,941
15,362	BHP Billiton PLC	497,735
53,104	BP Amoco PLC	447,586
23,168	Britvic PLC	283,401
58,023	HSBC Holdings PLC	591,813
3,884	Persimmon PLC[1]	86,038
43,616	Premier Oil PLC	249,496
8,111	Rio Tinto PLC	441,583
9,214	Scottish & Southern Energy PLC	237,243
20,634	Smith & Nephew PLC	320,339

		4,238,402

	Japan — 18.9%
43,000	Asahi Kasei Corp.	292,317
17,300	Brother Industries, Ltd.	241,474
9,000	Daiwa House Industry Co., Ltd.	151,680
7,300	Electric Power Development Co, Ltd.	193,791
7,900	Fuji Oil Co, Ltd.	106,791
60,000	Hitachi, Ltd.	426,664
7,500	Honda Motor Co., Ltd.	247,958
2,300	Japan Airlines Co., Ltd.	119,010
5,400	KDDI Corp.	287,443
6,800	Keihin Corp.	98,440
31,000	Marubeni Corp.[2]	206,798
9,100	Medipal Holdings Corp.[2]	127,819
10,400	Mitsubishi Corp.	185,956
50,800	Mitsubishi UFJ Financial Group, Inc.	269,317
4,800	MS&AD Insurance Group Holdings	107,517
7,600	NKSJ Holdings, Inc.	189,489
3,700	Shionogi & Co, Ltd.	64,782
4,000	Sumisho Computer Systems Corp.	105,482
3,200	Sumitomo Mitsui Financial Group, Inc.	126,235
78,000	Toshiba Corp.[2]	305,179
9,000	Toyo Tire & Rubber Co, Ltd.	66,993
5,500	Toyota Motor Corp.	296,748

		4,217,883

	Germany — 16.0%
2,715	Allianz AG2	470,267
3,649	BASF SE2	422,359
2,829	Bayer AG2	392,481
2,405	Daimler AG	222,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

15,356	Deutsche Telekom AG Reg.	$257,461
3,624	DMG MORI SEIKI AG	113,778
2,021	Hannover Rueckversicherung AG	188,165
6,498	Metro AG1	259,632
3,131	Rheinmetall AG	207,742
2,858	Siemens AG Reg.	376,679
6,701	Software AG	251,892
1,546	Volkswagen AG	412,882

		3,575,988

	France — 8.5%
11,958	AXA SA	311,476
7,242	BNP Paribas	543,653
1,870	Casino Guichard Perrachon	238,031
5,004	Compagnie de Saint-Gobain	305,600
8,249	Societe Generale	512,702

		1,911,462

	Switzerland — 7.6%
7,164	Credit Suisse Group AG1	227,187
3,260	Lonza Group AG1	340,594
3,987	Novartis AG	345,652
1,982	Roche Holding AG	581,020
687	Zurich Financial Services AG1	196,788

		1,691,241

	Netherlands — 5.7%
7,866	Delta Lloyd N.V.	206,854
40,315	ING Groep N.V., ADR[1]	572,454
2,587	Koninklijke DSM N.V.	185,483
15,627	Reed Elsevier N.V.[2]	318,806

		1,283,597

	Hong Kong — 2.7%
19,000	Luk Fook Holdings International, Ltd.	53,915
71,000	SJM Holdings, Ltd.	197,351
15,250	Standard Chartered PLC	333,208
8,500	Yue Yuen Industrial Holdings, Ltd.	26,203

		610,677

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 2.5%
41,226	Downer EDI, Ltd.	$191,112
5,493	National Australia Bank, Ltd.	180,136
37,969	Toll Holdings, Ltd.	186,595

		557,843

	China — 2.3%
253,000	Agricultural Bank of China, Ltd.	105,730
241,000	China Railway Construction Corp, Ltd. — Class H	197,700
129,000	CNOOC, Ltd.	212,312

		515,742

	Singapore — 2.3%
22,000	DBS Group Holdings, Ltd.	297,264
48,990	SembCorp Industries, Ltd.	209,840

		507,104

	South Korea — 2.3%
969	Kia Motors Corp.	53,734
1,855	LG Corp.	103,225
907	POSCO, ADR	66,755
218	Samsung Electronics Co., Ltd	283,339

		507,053

	Sweden — 1.5%
18,987	Meda AB	339,898

	Norway — 1.1%
10,584	Telenor ASA	248,384

	Canada — 1.1%
6,100	Suncor Energy, Inc.	235,307

	Taiwan — 1.0%
11,300	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	227,130

	Denmark — 1.0%
23,859	TDC AS	223,955

	Italy — 0.7%
27,071	Enel SPA	153,007

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Malaysia — 0.6%
38,500	Tenaga Nasional BHD	$140,300

	Spain — 0.6%
7,566	Telefonica SA	126,695

	Belgium — 0.6%
1,700	Delhaize Group SA	126,274

	Brazil — 0.5%
8,135	Petroleo Brasileiro SA, ADR	120,398

	Finland — 0.2%
3,173	UPM-Kymmene OYJ[2]	55,466

	TOTAL COMMON STOCKS (Cost $16,802,683)	21,613,806

PREFERRED STOCKS — 0.5%

	Brazil — 0.5%
9,750	Vale SA, ADR, 6.80%	115,732

	TOTAL PREFERRED STOCKS (Cost $126,385)	115,732

Face
Amount

REPURCHASE AGREEMENTS* — 1.8%
$396,061	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $396,061, due 5/1/14, (collateralized by a GNMA security with a par value of $398,412, coupon rate of 2.500%, due 11/20/27, market value of $404,830)	396,061

	TOTAL REPURCHASE AGREEMENTS (Cost $396,061)	396,061

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.8%
2,199,363	State Street Navigator Securities Lending Prime Portfolio	$2,199,363

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,199,363)	2,199,363

TOTAL INVESTMENTS (Cost $19,524,492)[3]	108.7%	$24,324,962
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.7)	(1,951,231)

NET ASSETS	100.0%	$22,373,731

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $19,590,059.
Abbreviations:
ADR — American Depositary Receipt
GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	15.4%	$3,455,071
Insurance	8.3	1,848,770
Pharmaceuticals	7.7	1,723,833
Oil, Gas & Consumable Fuels	7.5	1,675,040
Automobiles	5.5	1,233,972
Metals & Mining	5.0	1,121,805
Chemicals	4.0	900,159
Industrial Conglomerates	4.0	897,486
Diversified Telecommunication Services	3.8	856,495
Food & Staples Retailing	2.8	623,937
Diversified Financial Services	2.6	572,454
Technology Hardware, Storage & Peripherals	2.4	546,653
Electric Utilities	2.4	530,550
Electronic Equipment, Instruments & Components	1.9	426,664
Trading Companies & Distributors	1.8	392,754
Software	1.6	357,374
Life Sciences Tools & Services	1.5	340,594
Health Care Equipment & Supplies	1.4	320,339
Media	1.4	318,806
Building Products	1.4	305,600
Wireless Telecommunication Services	1.3	287,443
Beverages	1.3	283,401
Electrical Equipment	1.3	283,339
Capital Markets	1.0	227,187
Semiconductors & Semiconductor Equipment	1.0	227,130
Construction & Engineering	0.9	197,700
Hotels, Restaurants & Leisure	0.9	197,351
Independent Power Producers & Energy Traders	0.9	193,791
Commercial Services & Supplies	0.9	191,112
Air Freight & Logistics	0.8	186,595
Auto Components	0.7	165,433
Real Estate Management & Development	0.7	151,680
Health Care Providers & Services	0.6	127,819
Airlines	0.5	119,010
Machinery	0.5	113,778
Food Products	0.5	106,791
Household Durables	0.4	86,038

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Paper & Forest Products	0.2%	$55,466
Specialty Retail	0.2	53,915
Textiles, Apparel & Luxury Goods	0.1	26,203

TOTAL COMMON AND PREFERRED STOCKS	97.1%	$21,729,538
REPURCHASE AGREEMENTS	1.8	396,061
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.8	2,199,363

TOTAL INVESTMENTS	108.7%	$24,324,962

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	Japan — 25.2%
100	Accordia Golf Co, Ltd.	$1,281
20,500	Airport Facilities Co, Ltd.	141,566
13,700	Aisan Industry Co, Ltd.	109,080
3,300	Alpine Electronics, Inc.	39,412
4,500	Aoyama Trading Co, Ltd.	111,581
16,000	ASKA Pharmaceutical Co, Ltd.	143,043
34,000	Bando Chemical Industries, Ltd.	130,699
73,000	Bank of Saga, Ltd. (The)	152,091
23,700	Belluna Co, Ltd.	114,982
300	Century Tokyo Leasing Corp.	8,668
11,500	Chori Co, Ltd.	126,884
9,400	Chudenko Corp.	134,240
13,700	Cleanup Corp.	124,759
13,300	DCM Holdings Co, Ltd.	89,894
300	Dunlop Sports Co, Ltd.	3,653
21,300	EDION Corp.	123,964
75,000	Eighteenth Bank, Ltd. (The)	167,262
4,300	Foster Electric Co, Ltd.	52,070
12,000	Fujicco Co, Ltd.	140,148
10,300	Funai Electric Co., Ltd.[1]	110,420
2,000	Fuso Pharmaceutical Industries, Ltd.	6,417
300	Geo Corp.	2,744
52	Global One Real Estate Investment Corp. REIT	162,508
1,200	Goldcrest Co, Ltd.	25,013
48,000	Gunze, Ltd.	130,992
12,700	Hakuto Co, Ltd.	117,019
39,000	Hanwa Co, Ltd.	152,208
71,000	Higashi-Nippon Bank, Ltd. (The)	177,786
195	Ichigo Real Estate Investment Corp. REIT	117,303
13,300	Inabata & Co, Ltd.	125,019
1,500	Itochu Enex Co, Ltd.	8,407
10,700	IwaiCosmo Holdings, Inc.	103,928
43,000	Japan Pulp & Paper Co, Ltd.	146,369
9,900	Kaga Electronics Co, Ltd.	118,236
45	Kenedix Residential Investment Corp. REIT	98,772
6,500	Kissei Pharmaceutical Co, Ltd.	152,145
15,100	Kiyo Bank, Ltd. (The)	177,682
7,500	Kohnan Shoji Co, Ltd.	76,001
62,000	Kurabo Industries, Ltd.	105,522
4,100	Kuroda Electric Co, Ltd.	65,810
30,000	Kyodo Printing Co, Ltd.	80,696
18,000	Kyudenko Corp.	155,113
200	Mars Engineering Corp.	3,731
5,400	Marusan Securities Co, Ltd.	37,713

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

1,300	Melco Holdings, Inc.	$19,748
85	MID, Inc. REIT	192,224
81,000	Mie Bank, Ltd. (The)	174,304
7,700	Ministop Co, Ltd.	116,666
21,000	Morinaga Milk Industry Co, Ltd.	78,261
18,500	Namura Shipbuilding Co, Ltd.	138,974
81,000	Nippon Beet Sugar Manufacturing Co, Ltd.	152,120
32,000	Nippon Flour Mills Co, Ltd.	178,412
92,200	Nippon Light Metal Holdings Co, Ltd.	129,866
10,200	Nippon Paper Industries Co, Ltd.	186,171
42,000	Nippon Steel & Sumikin Bussan Corp.	147,895
14,200	Nipro Corp.	122,784
21,000	Nisshin Oillio Group, Ltd. (The)	70,250
28,000	Nissin Corp.	78,877
51	Nomura Real Estate Office Fund, Inc. REIT	220,492
66,000	NS United Kaiun Kaisha, Ltd.	147,836
13,500	Onoken Co, Ltd.	142,348
12,900	Otsuka Kagu, Ltd.	125,801
13,900	Pacific Industrial Co, Ltd.	97,076
10,800	Paltac Corp.	133,316
38,000	Ryobi, Ltd.	112,251
6,000	Ryosan Co, Ltd.	126,708
9,700	Ryoyo Electro Corp.	116,322
15,000	S Foods, Inc.	199,980
50,000	Sakai Chemical Industry Co, Ltd.	140,852
17,000	Sanki Engineering Co, Ltd.	104,426
20,400	Sanoh Industrial Co, Ltd.	125,910
18,600	Sanshin Electronics Co, Ltd.	116,620
48,000	Sanyo Shokai, Ltd.	130,992
9,800	Seikagaku Corp.	117,138
8,000	Seiko Epson Corp.	218,008
50,000	Sekisui Plastics Co, Ltd.	133,516
14,500	Senshukai Co, Ltd.	123,392
10,800	Shinko Shoji Co, Ltd.	99,406
1,900	Showa Corp.	20,852
40,000	T RAD Co, Ltd.	104,465
10,000	Takaoka Toko Co, Ltd.	142,515
15,300	Takasago Thermal Engineering Co, Ltd.	149,356
36,000	Takiron Co, Ltd.	145,782
6,000	Tochigi Bank, Ltd. (The)	23,358
2,000	Tokai Tokyo Financial Holdings, Inc.	13,420
51,000	Tokuyama Corp.	147,660
22,000	Tokyo Energy & Systems, Inc.	114,697
2,300	Toppan Forms Co, Ltd.	21,147

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

29,000	Toyo Kohan Co, Ltd.	$140,412
12,000	Uchida Yoko Co, Ltd.	33,570
18,000	UNY Co, Ltd.	116,027
3,900	YAMABIKO Corp.	145,151
9,000	Yodogawa Steel Works, Ltd.	35,389
34,000	Yurtec Corp.	158,635

		10,404,209

	United Kingdom — 22.5%
50,937	African Barrick Gold PLC	213,543
37,743	Amlin PLC	285,298
463	Anglo Pacific Group PLC	1,489
21,987	Avocet Mining PLC[1]	3,226
12,094	Balfour Beatty PLC	57,236
40,375	Barratt Developments PLC	251,885
4,330	BBA Aviation PLC	22,663
378	Beazley PLC	1,565
11,359	Bellway PLC	275,979
8,068	Berkeley Group Holdings PLC	312,489
3,874	Bovis Homes Group PLC	51,705
169,285	Cable & Wireless Communications PLC	150,913
4,155	Cairn Energy PLC[1]	12,929
34,180	Carillion PLC	213,410
11,253	Catlin Group, Ltd.	100,413
33,686	Chesnara PLC	187,404
9,411	Close Brothers Group PLC	221,818
16,466	Computacenter PLC	180,986
14,237	CSR PLC	138,097
9,087	Dairy Crest Group PLC	70,867
138,579	Debenhams PLC	187,649
3,353	Drax Group PLC	37,477
14,735	Electrocomponents PLC	72,272
70,433	Ferrexpo PLC	173,146
67,671	FirstGroup PLC[1]	147,618
6,447	Galliford Try PLC	129,315
262	Grafton Group PLC	2,570
8,641	Great Portland Estates PLC REIT	91,476
1,725	Greene King PLC	25,936
10,416	Greggs PLC	94,087
1,997	Halfords Group PLC	14,927
15,541	Hargreaves Services PLC	215,163
30,724	Helical Bar PLC	188,304
117,186	Highland Gold Mining, Ltd.	121,682
76,844	Home Retail Group PLC	264,676

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

2,202	Hunting PLC	$31,472
21,744	Interserve PLC	242,670
7,811	John Wood Group PLC	103,329
1,901	Kazakhmys PLC[1]	7,642
39,653	Kcom Group PLC	63,000
5,018	Lancashire Holdings, Ltd.	59,307
95,113	Lookers PLC	221,612
161,334	Man Group PLC	268,446
8,884	Marston’s PLC	22,080
26,609	Mecom Group PLC	59,303
2,565	Millennium & Copthorne Hotels PLC	24,036
3,370	Mitie Group PLC	18,100
16,018	Mondi PLC	265,715
13,773	Morgan Sindall Group PLC	184,290
51,892	National Express Group PLC	244,532
20,678	Pace PLC	127,327
7,698	Pennon Group PLC	98,455
4,723	Persimmon PLC[1]	104,623
41,846	Petropavlovsk PLC	48,044
18,319	Phoenix Group Holdings	211,250
15,815	Playtech, Ltd.	178,103
47,145	Quindell PLC	19,701
206,184	Redefine International PLC	193,207
20,942	Redrow PLC	101,337
56,521	SIG PLC	182,748
25,596	Soco International PLC[1]	186,737
167,871	Spirit Pub Co. PLC	222,495
1,948	St Ives PLC	6,512
95,013	Stobart Group, Ltd.	219,775
8,238	Synergy Health PLC	172,472
54,833	TT electronics PLC	190,339
17,808	Tullett Prebon PLC	95,583
30,521	UDG Healthcare PLC	184,844
34,896	Vesuvius PLC	245,690
753	William Hill PLC	4,510
4,220	Workspace Group PLC REIT	40,898
39,789	Xchanging PLC	106,648

		9,277,045

	Australia — 6.5%
41,169	Abacus Property Group REIT	93,320
217,883	Arrium, Ltd.	240,872
170,622	Atlas Iron, Ltd.	143,450
88,396	Ausdrill, Ltd.	76,372

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

15,511	Bank of Queensland, Ltd.	$176,663
155,360	Beach Energy, Ltd.	247,525
374	Boart Longyear, Ltd.[1]	99
27,020	Challenger Diversified Property Group REIT	68,778
9,322	Challenger, Ltd.	61,054
17,819	Cromwell Property Group REIT	16,388
1,247	David Jones, Ltd.	4,553
33,107	Decmil Group, Ltd.	62,436
13,631	DUET Group	27,479
841	Envestra, Ltd.	910
115,482	Fairfax Media, Ltd.	105,137
702,974	Grange Resources, Ltd.	169,796
36	GUD Holdings, Ltd.	179
10,305	Investa Office Fund	31,975
1,456	Matrix Composites & Engineering, Ltd.[1]	1,671
200,921	Mount Gibson Iron, Ltd.	136,259
203,385	NRW Holdings, Ltd.	211,618
162,700	Pacific Brands, Ltd.	76,330
20,120	Primary Health Care, Ltd.	87,663
67,184	Programmed Maintenance Services, Ltd.	176,632
104,301	Seven West Media, Ltd.	180,710
2,285	Sigma Pharmaceuticals, Ltd.	1,539
87,159	Southern Cross Media Group, Ltd.	104,047
4,404	Spark Infrastructure Group, 144A2	7,221
129,881	STW Communications Group, Ltd.	170,130

		2,680,806

	Germany — 5.8%
369	Aareal Bank AG1	16,727
115	Aurubis AG	6,130
857	Bilfinger Berger SE	101,811
31,485	Borussia Dortmund GmbH & Co. KGAA	164,152
1,726	Cewe Stiftung & Co. KGAA	135,963
5,988	Freenet AG	206,980
67	Gerresheimer AG	4,542
2,242	Grammer AG	123,484
4,397	Indus Holding AG	206,186
73	Kloeckner & Co. SE1	1,104
2,769	Leoni AG	205,639
241	MLP AG	1,638
292	Prime Office AG1	1,197
3,944	Rheinmetall AG	261,684
5,481	Sixt AG	221,468
2,888	Stada Arzneimittel AG	125,890

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

15,362	TUI AG	$255,217
8,634	VTG AG	190,696
2,071	Wacker Neuson SE	39,320
1,655	Wincor Nixdorf AG	108,099

		2,377,927

	Sweden — 4.2%
12,277	B&B Tools AB	225,160
6,536	Bilia AB	216,620
7,874	Billerud AB	114,679
4,871	Gunnebo AB	27,718
638	Holmen AB	22,489
2,200	JM AB	74,436
39,575	Klovern AB	216,676
5,035	Kungsleden AB	41,041
16,554	Meda AB	296,344
4,078	NCC AB	142,305
2,077	NCC AB — A Shares	73,820
8,039	New Wave Group AB	54,400
19,618	Peab AB	151,611
11,281	SSAB AB1	84,995

		1,742,294

	Switzerland — 4.2%
11,924	Ascom Holding AG	221,517
5,230	BKW SA	192,240
22	Forbo Holding AG1	22,760
179	Galenica AG	182,030
26	Georg Fischer AG1	20,591
545	Helvetia Holding AG	270,921
374	Implenia AG1	27,409
18,114	Logitech International SA	244,923
926	Siegfried Holding AG1	173,395
492	Straumann Holding AG	109,066
511	Valiant Holding AG	56,581
643	Valora Holding AG1	181,554
261	Walter Meier AG1	14,087
435	Zehnder Group AG	18,980

		1,736,054

	France — 3.9%
5,774	Acanthe Developpement SA REIT	3,925
1,732	Altamir	26,240

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

255	ANF Immobilier REIT	$8,561
538	Boiron SA	45,366
248	Bourbon SA	8,168
4,727	Cegid Group	198,117
655	Ciments Francais SA	70,425
1,228	Credit Agricole Nord de France	28,945
4,474	Guerbet	212,279
5,180	Korian-Medica	194,610
32	Nexans SA	1,800
328	Nexity SA	14,698
2,428	Orpea	176,441
1,730	Rallye SA	87,964
4,964	Saft Groupe SA	176,509
2,651	Societe Television Francaise 1	45,054
789	Sopra Group SA	91,127
1,632	Valeo SA	223,563

		1,613,792

	Italy — 3.5%
28,152	A2A SPA	34,389
5,393	ACEA SPA	77,364
21,417	Ascopiave SPA	68,637
8,040	Astaldi SPA	87,003
3,986	ASTM SPA	67,521
1,307	Azimut Holding SPA	40,708
544	Banca IFIS SPA	11,728
24,535	Cairo Communication SPA	212,741
216	Delclima[1]	461
7,575	ERG SPA	130,734
2,689	GTECH SPA	78,865
45,758	Immobiliare Grande Distribuzione REIT	84,939
42,353	Iren SPA	71,862
23,599	Italcementi SPA	183,344
3,962	Societa Cattolica di Assicurazioni SCRL	97,841
27,158	Unipol Gruppo Finanziario SPA	196,112

		1,444,249

	Hong Kong — 3.1%
1,092,000	Century City International Holdings, Ltd.	80,284
27,000	Champion REIT	12,746
1,690,000	CSI Properties, Ltd.	58,855
2,260	Dah Sing Financial Holdings, Ltd.	10,013
120,500	Dickson Concepts International, Ltd.	72,584
846,000	Emperor International Holdings	188,777

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

606,000	Hsin Chong Construction Group, Ltd.	$83,635
21,000	Luk Fook Holdings International, Ltd.	59,590
607,000	Pacific Andes International Holdings, Ltd.	24,662
11,000	Pacific Textile Holdings, Ltd.	13,947
92,000	Paliburg Holdings, Ltd.	29,310
22,000	Regal Hotels International Holdings, Ltd.	12,741
330,000	Regal Real Estate Investment Trust REIT	91,939
977,000	Samson Holding, Ltd.	128,537
71,000	Sitoy Group Holdings, Ltd.	42,767
134,000	SOCAM Development, Ltd.	161,949
113,000	Sunlight Real Estate Investment Trust	44,454
573,600	VST Holdings, Ltd.	145,750
44,000	Win Hanverky Holdings, Ltd.	5,846

		1,268,386

	Singapore — 2.8%
185,425	AIMS AMP Capital Industrial REIT	209,282
44,000	Ascott Residence Trust REIT	42,115
52,000	China XLX Fertiliser, Ltd.	17,006
344,000	Chip Eng Seng Corp, Ltd.	209,907
32,000	CSE Global, Ltd.	15,187
213,000	Frasers Commercial Trust REIT	215,769
59,000	GuocoLeisure, Ltd.	45,414
2,000	Ho Bee Land, Ltd.	3,653
52,000	Hong Fok Corp, Ltd.	33,596
808,000	K1 Ventures, Ltd.	126,965
63,000	Keppel Infrastructure Trust	52,764
2,000	Metro Holdings, Ltd.	1,468
37,000	Rotary Engineering, Ltd.	20,954
276,000	Swiber Holdings, Ltd.	140,895
6,000	Venture Corp, Ltd.	36,707
2,000	Wheelock Properties Singapore, Ltd.	2,999

		1,174,681

	Norway — 2.6%
3,247	Atea ASA	37,281
13,208	Borregaard ASA	91,767
146,257	BW Offshore, Ltd.	190,931
9,882	Cermaq ASA	116,786
92,690	Kvaerner ASA	185,558

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Norway — (Continued)

2,754	Leroey Seafood Group ASA	$97,293
23,421	SpareBank 1 SMN	207,839
24,689	Storebrand ASA[1]	138,391

		1,065,846

	Spain — 2.4%
258	Abengoa SA3	1,147
13,118	Abengoa SA — B Shares	58,438
316	Acciona SA	25,647
1,198	Bolsas y Mercados Espanoles SA	52,180
6,880	CaixaBank	41,902
15,984	Cie Automotive SA	202,905
288	Construcciones y Auxiliar de Ferrocarriles SA	137,847
944	Corp. Financiera Alba	58,214
9,063	Ebro Foods SA	208,721
113	Indra Sistemas SA	2,118
38,327	Papeles y Cartones de Europa SA	211,894

		1,001,013

	Finland — 2.2%
10,953	Atria PLC	108,193
310	Caverion Corp.	3,423
19,633	Citycon OYJ	73,542
8,505	Cramo OYJ	189,380
5,917	Kesko OYJ	241,671
32,714	Oriola-KD OYJ[1]	108,472
4,181	Rautaruukki OYJ[1]	51,973
8,573	Sanoma OYJ	57,637
8,010	Technopolis PLC	48,674
310	YIT OYJ	3,183

		886,148

	Netherlands — 2.1%
8,997	APERAM[1]	233,912
610	ASM International N.V.	26,654
12,996	BE Semiconductor Industries N.V.	221,769
19,517	BinckBank N.V.	220,460
712	Heijmans N.V.	12,772
928	Nieuwe Steen Investments N.V. REIT	5,619
1,224	Royal Imtech N.V.[1]	2,393

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Netherlands — (Continued)

18,747	TNT N.V.[1]	$82,239
834	USG People N.V.	14,376
1,041	Vastned Retail N.V.	53,538

		873,732

	Denmark — 2.1%
278	D/S Norden	11,110
2,769	Dfds AS	218,741
737	FLSmidth & Co. AS	39,384
4,744	IC Companys AS	141,526
3,004	NKT Holding AS	189,285
286	Rockwool International AS	55,127
3,713	Schouw & Co.	207,045

		862,218

	Israel — 1.2%
1,232	AL-ROV Israel, Ltd.[1]	52,014
4,901	Clal Insurance Enterprises Holdings, Ltd.	95,612
16,476	Discount Investment Corp.[1]	150,453
5,657	Norstar Holdings, Inc.	151,802
14,581	Phoenix Holdings, Ltd. (The)	54,102

		503,983

	Austria — 1.2%
18,900	Austria Technologie & Systemtechnik AG	220,544
3,017	EVN AG	42,066
22,566	S IMMO AG1	178,262
35	Strabag SE	978
2,576	Wienerberger AG	47,835

		489,685

	New Zealand — 1.1%
76,324	Air New Zealand, Ltd.	138,210
18,268	Chorus, Ltd.	27,882
19,812	Goodman Property Trust REIT	16,998
61,946	Mighty River Power, Ltd.	124,192
128,427	New Zealand Oil & Gas, Ltd.	85,826
4,546	Nuplex Industries, Ltd.	13,720
8,229	Sky Network Television, Ltd.	47,471

		454,299

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Belgium — 1.1%
835	Barco N.V.	$62,185
333	Elia System Operator SA	17,657
1,212	Exmar N.V.	20,220
809	Intervest Offices & Warehouses REIT	25,253
4,876	N.V. Bekaert SA	198,409
14,084	Recticel SA	126,615
16	Tessenderlo Chemie N.V.	490

		450,829

	Ireland — 0.7%
20,762	Aer Lingus Group PLC	43,782
184	C&C Group PLC	1,095
4,608	Smurfit Kappa Group PLC	102,510
87,706	Total Produce PLC	126,668

		274,055

	Portugal — 0.4%
17,458	Sonae	32,794
16,411	ZON OPTIMUS SGPS SA	118,370

		151,164

	TOTAL COMMON STOCKS (Cost $37,627,357)	40,732,415

PREFERRED STOCKS — 0.6%

	Germany — 0.0%
37	Jungheinrich AG, 1.62%	2,749

	Italy — 0.6%
37,170	Unipol Gruppo Finanziario SPA, 3.74%	244,947

	TOTAL PREFERRED STOCKS (Cost $151,938)	247,696

MUTUAL FUND — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	1

	TOTAL MUTUAL FUND (Cost $459)	1

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

RIGHTS — 0.0%

	Portugal — 0.0%
9,494	Mota-Engil SGPS SA (Expires 12/31/49)[1,3]	$4,584

	TOTAL RIGHTS (Cost $—)	4,584

Face
Amount

REPURCHASE AGREEMENTS* — 0.2%
$65,112	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $65,112, due 5/1/14, (collateralized by a GNMA security with a par value of $69,289, coupon rate of 2.500%, due 11/20/27, market value of $70,405)	65,112

	TOTAL REPURCHASE AGREEMENTS (Cost $65,112)	65,112

TOTAL INVESTMENTS (Cost $37,844,866)[4]	99.6%	$41,049,808
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	183,786

NET ASSETS	100.0%	$41,233,594

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $37,909,391.
Abbreviations:
GNMA — Government National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	7.2%	$2,946,884
Metals & Mining	4.9	2,016,709
Real Estate Investment Trusts	4.7	1,949,272
Insurance	4.7	1,943,163
Household Durables	4.0	1,665,750
Real Estate Management & Development	3.9	1,599,178
Trading Companies & Distributors	3.9	1,587,656
Electronic Equipment, Instruments & Components	3.5	1,422,108
Banks	3.4	1,394,426
Specialty Retail	3.1	1,296,872
Media	3.1	1,271,264
Food Products	3.0	1,245,713
Auto Components	2.9	1,212,974
Machinery	2.9	1,176,644
Pharmaceuticals	2.6	1,068,373
Capital Markets	2.5	1,029,954
Food & Staples Retailing	2.5	1,015,857
Health Care Providers & Services	2.3	926,041
Oil, Gas & Consumable Fuels	2.2	909,030
Chemicals	2.0	817,408
Road & Rail	2.0	804,314
Hotels, Restaurants & Leisure	1.9	802,169
Energy Equipment & Services	1.6	662,024
Textiles, Apparel & Luxury Goods	1.5	625,992
Industrial Conglomerates	1.5	618,323
Technology Hardware, Storage & Peripherals	1.4	590,778
Paper & Forest Products	1.4	589,054
Commercial Services & Supplies	1.3	550,013
Electrical Equipment	1.3	519,233
Internet & Catalog Retail	1.2	503,050
IT Services	1.1	453,048
Health Care Equipment & Supplies	1.1	444,129
Electric Utilities	1.0	409,023
Semiconductors & Semiconductor Equipment	0.9	386,520
Marine	0.9	377,687
Software	0.9	376,220
Communications Equipment	0.9	348,844
Distributors	0.8	336,530
Diversified Financial Services	0.8	318,809
Containers & Packaging	0.8	314,404

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Air Freight & Logistics	0.7%	$302,014
Building Products	0.7	271,298
Construction Materials	0.6	253,769
Diversified Telecommunication Services	0.6	241,795
Multi-Utilities	0.5	211,094
Wireless Telecommunication Services	0.5	206,980
Multi-line Retail	0.5	193,670
Airlines	0.4	181,992
Life Sciences Tools & Services	0.4	177,937
Transportation Infrastructure	0.4	169,062
Water and Sewer	0.2	98,455
Gas Utilities	0.2	69,547
Independent Power Producers & Energy Traders	0.1	37,477
Thrifts & Mortgage Finance	0.0	16,727
Professional Services	0.0	14,376
Leisure Equipment & Products	0.0	7,384
Beverages	0.0	1,095

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.4%	$40,980,112
REPURCHASE AGREEMENTS	0.2	65,112
RIGHTS	0.0	4,584

TOTAL INVESTMENTS	99.6%	$41,049,808

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — 91.6%

	South Korea — 17.4%
4,760	Aju Capital Co., Ltd.	$24,370
22,100	BS Financial Group, Inc.	337,927
4,270	Daekyo Co, Ltd.	27,480
1,420	Daewoong Co, Ltd.	53,595
5,990	DGB Financial Group, Inc.	90,722
5,360	Dongbu Insurance Co, Ltd.	295,674
870	E-Mart Co., Ltd.	198,703
409	E1 Corp.	27,787
463	Eo Technics Co., Ltd.	30,917
1,235	Eugene Technology Co, Ltd.	26,653
664	Hanil Cement Co, Ltd.	76,470
5,720	Hanil E-Wha Co, Ltd.	116,803
2,869	Hankook Tire Co, Ltd.	165,760
3,638	Hankook Tire Worldwide Co, Ltd.	73,584
1,540	Hanwha Corp.	44,786
16,630	Hitejinro Holdings Co., Ltd.	210,028
2,010	Hwa Shin Co, Ltd.	23,537
13,280	Hynix Semiconductor, Inc.[1]	516,009
390	Hyundai Corp.	11,870
587	Hyundai Mobis	167,584
3,357	Hyundai Motor Co.	747,227
19,780	Industrial Bank of Korea	243,110
8,890	JB Financial Group Co, Ltd.	65,473
1,250	KB Capitall Co., Ltd.	24,860
2,343	KH Vatec Co, Ltd.	43,649
8,840	Kia Motors Corp.	490,208
1,670	KISWIRE, Ltd.	60,041
4,280	Korea Electric Power Corp.	163,612
317	Korea Petrochemical Ind Co, Ltd.	19,082
40,634	Korea Real Estate Investment Trust Co.	77,469
4,845	Korean Reinsurance Co.	47,826
899	KPX Chemical Co, Ltd.	55,769
402	KyungDong City Gas Co, Ltd.	45,518
2,050	LF Corp.	53,170
2,320	LIG Insurance Co, Ltd.	67,918
170	Medy-Tox, Inc.	25,106
741	MegaStudy Co., Ltd.	50,055
3,540	Meritz Finance Group, Inc.	25,455
3,870	Meritz Fire & Marine Insurance Co, Ltd.	48,127
34,830	Meritz Securities Co, Ltd.	76,348
13,390	Moorim P&P Co, Ltd.	64,598
264	Muhak Co, Ltd.[1]	7,741
1,660	Nong Shim Holdings Co, Ltd.	162,257
5,535	Partron Co, Ltd.	74,993

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

2,948	Pyeong Hwa Automotive Co, Ltd.	$60,056
1,920	S&T Motiv Co, Ltd.	51,842
661	Samchully Co, Ltd.	99,153
1,734	Samsung Electronics Co., Ltd	2,253,713
3,201	Samyang Holdings Corp.	223,045
340	SeAH Holdings Corp.	35,701
369	SeAH Steel Corp.	43,924
9	SK Gas, Ltd.	827
1,767	SK Holdings Co., Ltd.	312,940
9,200	SK Telecom Co., Ltd., ADR	212,428
3,230	SL Corp.	55,641
4,072	Sungwoo Hitech Co, Ltd.	65,614
2,580	Tongyang Life Insurance	25,093
1,060	Unid Co, Ltd.	68,321

		8,768,169

	China — 14.2%
76,000	Agile Property Holdings, Ltd.	61,463
588,000	Agricultural Bank of China, Ltd.	245,728
122,000	Anhui Expressway Co.	66,720
68,000	Asia Cement China Holdings Corp.	49,468
1,316,000	Bank of China, Ltd.	580,517
275,000	Bank of Communications Co, Ltd.	170,967
124,000	Baoye Group Co., Ltd.	73,572
72,000	Beijing Capital Land, Ltd.	24,239
116,000	Beijing North Star Co, Ltd. — Class H	27,081
158,000	Central China Real Estate, Ltd.	38,925
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
58,000	Chaowei Power Holdings, Ltd.	29,849
843,000	China Citic Bank Corp, Ltd.	502,346
1,144,000	China Construction Bank Corp.	789,429
503,500	China Hongqiao Group, Ltd.	344,847
428,000	China Lumena New Materials Corp.[3]	70,298
42,000	China Machinery Engineering Corp. — Class H	27,737
106,000	China Merchants Bank Co, Ltd.	188,677
296,000	China Minsheng Banking Corp, Ltd.	297,796
42,000	China Mobile, Ltd.	399,254
118,000	China National Building Material Co, Ltd.	111,106
12,000	China Oriental Group Co., Ltd.[1,3]	1,796
298,000	China Petroleum & Chemical Corp.	262,525
1,180	China Petroleum & Chemical Corp., ADR	104,867
100,000	China Sanjiang Fine Chemicals Co, Ltd.	43,725
112,000	China SCE Property Holdings, Ltd.	24,269
32,500	China Shenhua Energy Co., Ltd. — Class H	87,821

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

64,000	China Telecom Corp., Ltd. — Class H	$32,772
5,700	China Yuchai International, Ltd.	114,798
314,000	Chongqing Machinery & Electric Co, Ltd.	40,501
208,000	Chongqing Rural Commercial Bank	90,412
97,000	CNOOC, Ltd.	159,645
147,000	Country Garden Holdings Co.	58,967
92,000	Dongfeng Motor Group Co, Ltd.	122,462
221,000	Evergrande Real Estate Group, Ltd.	98,343
450,000	Fantasia Holdings Group Co, Ltd.	59,784
43,200	Guangzhou R&F Properties Co, Ltd.	56,166
116,000	Huadian Power International Corp, Ltd. — Class H	62,990
1,188,000	Industrial & Commercial Bank of China	706,399
118,000	Kaisa Group Holdings, Ltd.	37,289
157,000	Nam Cheong, Ltd.	44,456
112,000	Nanjing Panda Electronics Co, Ltd. — Class H3	63,436
140,000	Peak Sport Products Co, Ltd.	39,185
246,000	PetroChina Co., Ltd. — Class H	284,300
134,000	Qingling Motors Co, Ltd.	41,135
176,000	Shenzhen Expressway Co, Ltd.	79,908
53,500	Shimao Property Holdings, Ltd.	105,303
110,000	Sunac China Holdings, Ltd.	55,901
100,000	Weiqiao Textile Co.	55,850
68,000	Xinhua Winshare Publishing and Media Co, Ltd.	43,065
287,000	Youyuan International Holdings, Ltd.	75,887
108,000	Yuzhou Properties Co.	24,796

		7,178,772

	Taiwan — 13.0%
46,000	Ability Enterprise Co, Ltd.	29,019
106,000	Accton Technology Corp.	63,008
357,000	Advanced Semiconductor Engineering, Inc.	413,769
31,000	Alpha Networks, Inc.	24,535
52,000	AmTRAN Technology Co, Ltd.	35,989
402	Ardentec Corp.	341
55,000	Catcher Technology Co, Ltd.	463,524
80,000	Cathay Real Estate Development Co, Ltd.	46,361
173,200	Cheng Loong Corp.	75,135
12,000	Cheng Uei Precision Industry Co., Ltd.	24,121
339	Chimei Materials Technology Corp.	394
283,000	China Bills Finance Corp.	109,646
490	China Development Financial Holding Corp.	140
32,000	China Synthetic Rubber Corp.	30,625
83,000	Chung Hsin Electric & Machinery Manufacturing Corp.	55,795
20,000	Clevo Co.	36,757

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

115,000	Compeq Manufacturing Co, Ltd.	$75,212
147,000	Continental Holdings Corp.	55,737
74,000	Coretronic Corp.	88,218
50,000	CSBC Corp. Taiwan	30,383
37,000	D-Link Corp.	24,199
53,940	Elitegroup Computer Systems Co, Ltd.	39,922
30,000	Everlight Electronics Co, Ltd.	70,137
18,000	Faraday Technology Corp.	24,469
38,000	Farglory Land Development Co, Ltd.	62,289
84,000	Formosan Rubber Group, Inc.	78,581
44,000	Gigabyte Technology Co, Ltd.	68,627
54,000	Grand Pacific Petrochemical	34,333
195,000	Great Wall Enterprise Co., Ltd.	201,793
45,000	Greatek Electronics, Inc.[1]	53,199
32,000	Highwealth Construction Corp.	71,316
33,600	Holy Stone Enterprise Co, Ltd.	45,341
157,330	Hon Hai Precision Industry Co, Ltd.	451,181
42,000	Hung Poo Real Estate Development Corp.	37,552
41,000	Hung Sheng Construction Co, Ltd.	26,543
373,000	Inotera Memories, Inc.[1]	381,671
306,000	Inventec Corp.	281,701
29,000	Kindom Construction Co.	29,914
97,000	King Yuan Electronics Co, Ltd.	73,879
40,000	King’s Town Bank	37,089
165,000	Kinpo Electronics	61,469
165,000	Lealea Enterprise Co., Ltd.	57,918
62,000	Li Peng Enterprise Co., Ltd.[1]	28,949
304,000	Lien Hwa Industrial Corp.	192,278
61,000	Long Chen Paper Co, Ltd.	26,664
179,000	Masterlink Securities Corp.	58,386
108,000	Micro-Star International Co, Ltd.	118,021
53,000	Nien Hsing Textile Co, Ltd.	52,214
105,000	Pegatron Corp.	159,075
21,000	Quanta Storage, Inc.	26,147
10,339	Radiant Opto-Electronics Corp.	41,598
42,000	San Fang Chemical Industry Co, Ltd.	41,099
13,000	Sercomm Corp.	26,174
159,000	Shinkong Synthetic Fibers Corp.	51,126
64,000	Sigurd Microelectronics Corp.	63,580
73,000	Siliconware Precision Industries Co.	106,969
552,032	SinoPac Financial Holdings Co, Ltd.	245,872
7,700	TA Chen Stainless Pipe[1]	4,284
25,000	Taiflex Scientific Co, Ltd.	48,430
809,463	Taishin Financial Holding Co., Ltd.	367,231

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

38,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	$775,860
45,000	Taiwan Styrene Monomer[1]	25,258
13,000	Topco Scientific Co., Ltd.	24,237
110	TSRC Corp.	161
67,000	UPC Technology Corp.	29,730
66,000	Vanguard International Semiconductor Corp.	90,046
452	Wistron Corp.	377
23,000	Wistron NeWeb Corp.	53,619
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	33
10,000	Zhen Ding Technology Holding, Ltd.	28,975
23,000	Zinwell Corp.	23,573

		6,581,798

	Brazil — 8.4%
2,600	Banco Bradesco SA, ADR	38,662
56,500	Banco do Brasil SA	593,190
27,000	Centrais Eletricas Brasileiras SA	94,208
26,085	Cia Energetica de Minas Gerais, Sponsored ADR	196,681
37,600	Cia Siderurgica Nacional SA, Sponsored ADR	145,512
24,400	EDP — Energias do Brasil SA	106,037
27,900	Eternit SA	108,735
28,900	Even Construtora e Incorporadora SA	93,061
10,600	Ez Tec Empreendimentos e Participacoes SA	130,114
153,900	JBS SA	531,463
3,400	Minerva SA1	15,279
13,400	MRV Engenharia e Participacoes SA	42,428
36,000	Petroleo Brasileiro SA, ADR	532,800
29,500	Petroleo Brasileiro SA, Sponsored ADR	409,460
39,700	Porto Seguro SA	578,652
20,100	Rodobens Negocios Imobiliarios SA	104,207
500	Santos Brasil Participacoes SA	4,007
1,500	Sao Martinho SA	22,469
35,800	Tecnisa SA	111,265
126,000	Tereos Internacional SA	101,150
20,800	Vale SA, Sponsored ADR	274,976

		4,234,356

	Russia — 7.3%
2,105	Acron JSC[1]	70,196
140,100	Aeroflot — Russian Airlines OJSC[1]	200,249
47,020	Bank St Petersburg OJSC[1]	41,391
1,891	Bashneft OAO[1]	112,266
56,470	Gazprom Neft JSC[1]	219,571

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

143,349	Gazprom OAO, ADR	$1,033,833
7,654,000	Interregional Distribution Grid Co. Centre JSC[1]	40,872
19,500	Kamaz OJSC[1]	18,271
14,863	Lukoil OAO, ADR	785,510
1,673	Magnit OJSC, GDR	78,715
55,500	Nizhnekamskneftekhim OAO	36,978
57,900	Protek[1]	61,760
13,950	Rosneft Oil Co.[1]	87,173
42,150	Sberbank of Russia[1]	85,779
22,009	Sistema JSFC, Sponsored GDR	523,814
110	Slavneft-Megionneftegaz[1]	1,668
99,800	Surgutneftegas OJSC[1]	69,755
178,220,000	VTB Bank OJSC[1]	192,478

		3,660,279

	South Africa — 6.4%
6,226	African Rainbow Minerals, Ltd.	117,004
3,171	Allied Electronics Corp., Ltd.	7,339
2,543	Assore, Ltd.	98,276
9,991	Barclays Africa Group, Ltd.	146,249
37,521	Emira Property Fund REIT	51,535
96,433	Eqstra Holdings, Ltd.	66,913
81,231	FirstRand, Ltd.	298,502
300	Gold Fields, Ltd., Sponsored ADR	1,269
12,918	Investec, Ltd.	113,469
6,247	KAP Industrial Holdings, Ltd.	2,435
3,729	Kumba Iron Ore, Ltd.	132,614
25,551	Lewis Group, Ltd.	151,550
24,882	MTN Group, Ltd.	498,586
885	Naspers, Ltd.	83,449
852	Nedbank Group, Ltd.	18,234
43,414	Peregrine Holdings, Ltd.	79,644
30,010	Raubex Group, Ltd.	62,042
39,556	RMB Holdings, Ltd.	189,536
80,496	SA Corporate Real Estate Fund Nominees Pty, Ltd. REIT	31,600
2,087	Sasol, Ltd.	117,099
14,100	Sasol, Ltd., Sponsored ADR	781,281
37,270	Sibanye Gold, Ltd.	96,359
75	Sibanye Gold, Ltd., ADR	775
20,154	Telkom SA SOC, Ltd.[1]	72,030

		3,217,790

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 5.2%
114,000	AMVIG Holdings, Ltd.	$41,465
26,000	Changshouhua Food Co, Ltd.	26,426
452,000	China Aoyuan Property Group, Ltd.	76,956
176,000	China Fiber Optic Network System Group, Ltd.	41,089
41,000	China Lilang, Ltd.	26,442
36,600	China Metal Recycling Holdings, Ltd.[1,2,3]	—
100,000	China Power International Development, Ltd.	35,986
144,000	China Travel International Inv HK	28,975
24,000	China Unicom Hong Kong, Ltd.	36,776
1,600	China Unicom Hong Kong, Ltd., ADR	24,528
166,000	CIFI Holdings Group Co, Ltd.	31,689
304,000	Future Land Development Holdings, Ltd.	29,016
1,716,000	GOME Electrical Appliances Holding, Ltd.	320,936
91,500	Greentown China Holdings, Ltd.	92,055
135,000	Huabao International Holdings, Ltd.	63,905
42,000	Ju Teng International Holdings, Ltd.	31,041
96,500	KWG Property Holding, Ltd.	53,397
564,000	Labixiaoxin Snacks Group, Ltd.[3]	225,390
230,000	Prince Frog International Holdings, Ltd.	65,859
651,000	Real Nutriceutical Group, Ltd.	138,547
203,000	Regent Manner International Holdings, Ltd.[3]	35,104
55,000	Road King Infrastructure, Ltd.	50,581
182,000	SinoMedia Holding, Ltd.	159,395
12,400	Tencent Holdings, Ltd.	773,146
600	Tonly Electronics Holdings, Ltd.	457
484,000	Trigiant Group, Ltd.	151,075
95,000	Xingda International Holdings, Ltd.	41,662

		2,601,898

	Malaysia — 4.2%
45,100	Affin Holdings BHD	52,068
31,700	AMMB Holdings Bhd	69,700
33,400	APM Automotive Holdings BHD	61,982
38,000	Faber Group BHD	34,561
87,980	HAP Seng Consolidated BHD	85,407
56,900	Hock Seng LEE BHD	33,281
11,800	Hong Leong Financial Group BHD	55,287
45,600	Hong Leong Industries BHD	92,582
63,700	Kian JOO CAN Factory BHD	66,519
34,000	KrisAssets Holdings Bhd[1,2,3]	—
123,519	Mah Sing Group BHD	85,485
94,650	Malaysia Building Society	65,506
56,900	Matrix Concepts Holdings Bhd	71,267
91,000	Media Prima Bhd	69,389

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

8,300	MISC Bhd[1]	$16,547
18,900	MSM Malaysia Holdings Bhd	27,781
90,100	Mudajaya Group Bhd	71,462
51,000	Muhibbah Engineering M Bhd	45,292
122,800	OSK Holdings BHD	62,425
48,400	Padini Holdings BHD	29,643
46,800	Press Metal Bhd	49,731
29,600	Puncak Niaga Holdings Bhd	26,468
38,000	Scientex BHD	67,493
15,100	Selangor Properties Bhd	24,508
86,500	Star Publications Malaysia Bhd	68,342
76,200	Sunway Bhd	72,338
50,900	Supermax Corp. Bhd	38,189
7,700	Syarikat Takaful Malaysia Bhd	29,663
23,100	Ta Ann Holdings Bhd	29,711
288,500	TA Enterprise Bhd	71,562
394,400	TA Global Bhd	37,441
102,100	Tenaga Nasional BHD	372,069
133,900	UOA Development Bhd	96,360
185,300	YTL Hospitality REIT	51,638

		2,131,697

	Poland — 4.1%
716	Asseco Poland SA	10,642
61,192	Bank Millennium SA1	179,676
1,327	BRE Bank SA	216,955
4,795	Enea SA	24,199
1,140	Firma Oponiarska Debica SA	34,076
50,689	Getin Holding SA	53,407
855	KGHM Polska Miedz SA1	30,908
26,287	Orange Polska SA	89,775
9,719	PGE SA	67,412
4,520	Powszechny Zaklad Ubezpieczen SA	640,756
355,583	Tauron Polska Energia SA	628,332
13,368	Zespol Elektrowni Patnow Adamow Konin SA1	101,994

		2,078,132

	India — 2.6%
1,315	GAIL India, Ltd., GDR	48,905
4,100	Infosys Technologies, Ltd., Sponsored ADR	220,211

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	India — (Continued)

5,158	Reliance Industries, Ltd., GDR, 144A4	$159,898
20,700	Tata Motors, Ltd., ADR	774,594
14,000	Tata Steel, Ltd., GDR	91,350

		1,294,958

	Thailand — 2.2%
84,000	AP Thailand PCL — Class F	14,796
3,400	Bangchak Petroleum PCL	3,362
26,100	Bangkok Expressway PCL	27,624
760	Bangkok Insurance PCL — Class F	8,103
402,688	CalComp Electronics Thailand PCL — Class F	32,105
53,400	Delta Electronics Thailand PCL	94,061
76,800	GFPT PCL	33,463
41,000	Hana Microelectronics PCL — Class F	40,861
207,475	Krung Thai Bank PCL	116,047
74,000	Mermaid Maritime PCL	28,627
42,900	Nok Airlines PCL	23,863
58,800	Pruksa Real Estate PCL — Class F	40,702
39,343	PTT Exploration & Production PCL	193,919
45,800	PTT Global Chemical PCL — Class F	98,719
12,800	PTT PCL / Foreign	123,807
25,700	Saha-Union PCL — Class F	29,981
36,700	Siamgas & Petrochemicals PCL	23,590
58,600	Supalai PCL	35,312
178,200	SVI PCL — Class F	24,230
36,800	Thai Central Chemical PCL	30,989
47,300	Thai Vegetable Oil PCL — Class F	34,934
20,000	Thanachart Capital PCL	21,477
24,000	Tisco Financial Group PCL	29,481

		1,110,053

	Greece — 2.1%
11,844	Aegean Airlines SA1	122,417
5,500	Aegean Marine Petroleum Network, Inc.	50,765
6,373	Athens Water Supply & Sewage Co. SA (The)	82,227
5,668	Bank of Greece	116,851
24,043	Hellenic Telecommunications Organization SA1	383,261
8,971	Metka SA	160,552
13,696	Mytilineos Holdings SA1	122,177
1,909	Public Power Corp.	28,842

		1,067,092

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Turkey — 1.1%
9,428	Aksa Akrilik Kimya Sanayii	$32,773
42,141	Eregli Demir ve Celik Fabrikalari TAS	58,475
32,166	Is Yatirim Menkul Degerler AS	18,889
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	77,289
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,652
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	40,055
22,662	Soda Sanayii AS	33,485
4,592	TAV Havalimanlari Holding AS	36,753
11,336	Turkcell Iletisim Hizmetleri AS1	66,033
13,000	Turkcell Iletisim Hizmetleri AS, ADR[1]	188,240

		553,644

	Peru — 0.9%
1,800	Cia de Minas Buenaventura SAA, ADR	23,400
113,000	Cia Minera Milpo SAA	88,951
19,087	Empresa de Distribucion Electrica de Lima Norte SA	32,497
91,966	Ferreycorp SAA	55,032
2,759	Intercorp Financial Services, Inc.	88,288
148,487	Minsur SA	94,143
1,152	Sociedad Minera Cerro Verde SAA[1]	26,324
102,717	Volcan Cia Minera SAA — Class B	38,782

		447,417

	Czech Republic — 0.8%
3,772	CEZ AS	113,410
90	Komercni Banka AS	20,738
18,546	Telefonica Czech Republic AS	280,961

		415,109

	Hungary — 0.7%
17,694	OTP Bank PLC	336,987

	Mexico — 0.6%
5,000	America Movil SAB de CV Series L, Sponsored ADR	100,400
4,200	Industrias Bachoco SAB de CV, ADR	185,220

		285,620

	Colombia — 0.3%
3,300	Ecopetrol SA, Sponsored ADR	123,717
32,109	Empresa de Energia de Bogota SA ESP	26,363

		150,080

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Egypt — 0.1%
1,620	Glaxo Smith Kline	$3,167
52,721	Orascom Telecom Media And Technology Holding SAE	9,555
10,792	Sidi Kerir Petrochemicals Co.	30,031

		42,753

	Indonesia — 0.0%
200	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	7,940

	TOTAL COMMON STOCKS (Cost $42,780,429)	46,164,544

PREFERRED STOCKS — 7.7%

	Brazil — 5.4%
7,600	AES Tiete SA, 15.85%	59,682
25,353	Banco ABC Brasil SA, 4.38%	148,383
8,700	Banco Industrial e Comercial SA, 1.34%	31,175
17,200	Banco Pine SA, 11.39%	56,157
8,900	Centrais Eletricas Brasileiras SA — Class B, 15.95%	50,332
3,400	Centrais Eletricas de Santa Catarina SA, 9.61%	23,925
11,000	Cia Energetica de Sao Paulo, 11.53%	130,387
14,800	Cia Paranaense de Energia, 6.45%	212,069
20,700	Contax Participacoes SA, 2.45%	29,522
24,070	Itau Unibanco Holding SA, ADR, 3.01%	393,785
172,307	Itausa — Investimentos Itau SA, 3.91%	757,308
32,600	Oi SA, 13.80%	31,288
8,600	Parana Banco SA, 6.50%	40,691
62,400	Vale SA, ADR, 6.82%	740,688

		2,705,392

	Colombia — 0.1%
1,892	Banco Davivienda SA, 3.24%	26,945

	Russia — 2.1%
232	AK Transneft OAO, 0.86%	513,689
783,800	Surgutneftegas OJSC, 6.11%	545,634

		1,059,323

	South Korea — 0.1%
526	LG Chem, Ltd., 2.67%	76,103

	TOTAL PREFERRED STOCKS (Cost $3,880,869)	3,867,763

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	192
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	356

		548

	TOTAL WARRANTS (Cost $—)	548

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$274,799	With State Street Bank and Trust Co., dated 4/30/14, 0.01%, principal and interest in the amount of $274,799, due 5/1/14, (collateralized by a FNMA security with a par value of $286,930, coupon rate of 2.000%, due 12/1/27, market value of $281,058)	274,799

	TOTAL REPURCHASE AGREEMENT (Cost $274,799)	274,799

TOTAL INVESTMENTS (Cost $46,936,097)[5]	99.8%	$50,307,654
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	99,448

NET ASSETS	100.0%	$50,407,102

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $47,059,166.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

INDUSTRY DIVERSIFICATION

On April 30, 2014, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banks	17.5%	$8,817,524
Oil, Gas & Consumable Fuels	13.4	6,738,017
Semiconductors & Semiconductor Equipment	5.6	2,821,020
Metals & Mining	5.2	2,630,957
Electrical Equipment	4.8	2,404,788
Electric Utilities	4.5	2,256,491
Wireless Telecommunication Services	4.0	1,998,310
Food Products	3.9	1,982,948
Real Estate Management & Development	3.5	1,785,292
Insurance	3.5	1,741,812
Automobiles	2.8	1,401,032
Machinery	2.5	1,234,596
Technology Hardware, Storage & Peripherals	2.4	1,230,140
Chemicals	2.3	1,178,082
Electronic Equipment, Instruments & Components	2.2	1,102,812
Diversified Telecommunication Services	1.9	959,331
Auto Components	1.7	874,406
Internet Software & Services	1.5	773,146
Diversified Financial Services	1.3	656,777
Capital Markets	1.0	518,807
Specialty Retail	1.0	502,129
Household Durables	1.0	481,532
Construction & Engineering	0.8	424,918
Media	0.8	408,055
Textiles, Apparel & Luxury Goods	0.8	376,482
Industrial Conglomerates	0.7	363,215
Airlines	0.7	346,529
Construction Materials	0.7	345,779
Communications Equipment	0.6	319,633
Transportation Infrastructure	0.6	316,358
Independent Power Producers & Energy Traders	0.6	289,045
Food & Staples Retailing	0.6	277,418
Gas Utilities	0.5	247,726
IT Services	0.4	220,211
Trading Companies & Distributors	0.4	219,578
Beverages	0.4	217,769
Personal Products	0.4	204,406
Containers & Packaging	0.4	183,119
Real Estate Investment Trusts	0.3	174,828
Paper & Forest Products	0.2	121,006
Water and Sewer	0.2	108,695
Hotels, Restaurants & Leisure	0.2	100,537
Health Care Providers & Services	0.2	97,973
Office Electronics	0.2	90,488
Household Products	0.2	75,887
Thrifts & Mortgage Finance	0.1	65,506
Pharmaceuticals	0.1	56,762
Diversified Consumer Services	0.1	50,055
Consumer Finance	0.1	49,230
Distributors	0.1	43,065
Health Care Equipment & Supplies	0.1	38,189
Commercial Services & Supplies	0.1	29,522
Energy Equipment & Services	0.1	28,627
Biotechnology	0.1	25,106
Marine	0.0	16,547
Software	0.0	10,642

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.3%	$50,032,855
REPURCHASE AGREEMENTS	0.5	274,799

TOTAL INVESTMENTS	99.8%	$50,307,654

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants

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Notes to Financial Statements (Unaudited) — (Continued)

would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio and Philadelphia International Fund had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2014. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2014.

As of the six months ended April 30, 2014, a security in the Philadelphia International Emerging Markets Fund with a value of $33,404 transferred from Level 3 to Level 1 due to no longer being fair valued. In addition, three securities in the Philadelphia International Emerging Markets Fund with a value of $145,740 transferred from Level 1 to Level 3 due to these securities being fair valued.

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Notes to Financial Statements (Unaudited) — (Continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$18,619,675	$—	$18,619,675
Federal Home Loan Mortgage Corporation	—	19,970,476	—	19,970,476
Federal National Mortgage Association	—	5,609,205	—	5,609,205

Total Agency Notes	—	44,199,356	—	44,199,356

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	22,580,979	—	22,580,979
Federal National Mortgage Association	—	71,842,526	—	71,842,526
Government National Mortgage Association	—	6,179,111	—	6,179,111

Total Mortgage-Backed Securities	—	100,602,616	—	100,602,616

Corporate Notes	—	180,344,798	—	180,344,798
US Treasury Notes/Bonds	—	58,123,758	—	58,123,758
Municipal Bonds	—	8,413,547	—	8,413,547
Repurchase Agreements	—	3,785,917	—	3,785,917
Investment of Security Lending Collateral	38,578,981	—	—	38,578,981

Total Investments	38,578,981	395,469,992	—	434,048,973

Total	$38,578,981	$395,469,992	$—	$434,048,973

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$10,404,209	$—	$—	10,404,209

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Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United Kingdom	$9,277,045	$—	$—	$9,277,045
Australia	2,680,806	—	—	2,680,806
Germany	2,377,927	—	—	2,377,927
Sweden	1,742,294	—	—	1,742,294
Switzerland	1,736,054	—	—	1,736,054
France	1,613,792	—	—	1,613,792
Italy	1,444,249	—	—	1,444,249
Hong Kong	1,268,386	—	—	1,268,386
Singapore	1,174,681	—	—	1,174,681
Norway	1,065,846	—	—	1,065,846
Spain	1,001,013	—	—	1,001,013
Finland	886,148	—	—	886,148
Netherlands	873,732	—	—	873,732
Denmark	862,218	—	—	862,218
Israel	503,983	—	—	503,983
Austria	489,685	—	—	489,685
New Zealand	454,299	—	—	454,299
Belgium	450,829	—	—	450,829
Ireland	274,055	—	—	274,055
Portugal	151,164	—	—	151,164

Total Common Stocks	40,732,415	—	—	40,732,415

Preferred Stocks
Germany	2,749	—	—	2,749
Italy	244,947	—	—	244,947

Total Preferred Stocks	247,696	—	—	247,696

Mutual Funds
Australia	1	—	—	1

Total Mutual Funds	1	—	—	1

Rights
Portugal	—	—	4,584	4,584

Total Rights	—	—	4,584	4,584

Repurchase Agreements	—	65,112	—	65,112

Total Investments	40,980,112	65,112	4,584	41,049,808

Total	$40,980,112	$65,112	$4,584	$41,049,808

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Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$8,768,169	$—	$—	$8,768,169
China	7,043,242	—	135,530	7,178,772
Taiwan	6,581,798	—	—	6,581,798
Brazil	4,234,356	—	—	4,234,356
Russia	2,421,872	1,238,407	—	3,660,279
South Africa	3,217,790	—	—	3,217,790
Hong Kong	2,341,404	—	260,494	2,601,898
Malaysia	2,131,697	—	0	2,131,697
Poland	2,078,132	—	—	2,078,132
India	1,294,958	—	—	1,294,958
Thailand	1,110,053	—	—	1,110,053
Greece	1,067,092	—	—	1,067,092
Turkey	553,644	—	—	553,644
Peru	447,417	—	—	447,417
Czech Republic	415,109	—	—	415,109
Hungary	336,987	—	—	336,987
Mexico	285,620	—	—	285,620
Colombia	150,080	—	—	150,080
Egypt	42,753	—	—	42,753
Indonesia	7,940	—	—	7,940

Total Common Stocks	44,530,113	1,238,407	396,024	46,164,544

Preferred Stocks
Brazil	2,705,392	—	—	2,705,392
Colombia	26,945	—	—	26,945
Russia	513,689	545,634	—	1,059,323
South Korea	76,103	—	—	76,103

Total Preferred Stocks	3,322,129	545,634	—	3,867,763

Warrants
Malaysia	548	—	—	548

Total Warrants	548	—	—	548

Repurchase Agreements	—	274,799	—	274,799

Total Investments	47,852,790	2,058,840	396,024	50,307,654

Total	$47,852,790	$2,058,840	$396,024	$50,307,654

The following tables include roll-forwards of the amounts for the six months ended April 30, 2014 for long-term investments classified within Level 3.

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Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	April 30,	April 30,
Securities	2013	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2014	2014
COMMON STOCK
Japan	$57,564	$0	$0	$(16,752)	$0	$(40,812)	$0	$0	$0
RIGHTS
Portugal	$0	$0	$0	$4,584	$0	$0	$0	$4,584	$4,584

Total	$57,564	$0	$0	$(12,168)	$0	$(40,812)	$0	$4,584	$4,584

Philadelphia International Emerging Markets Fund

										Net
										Change in
										Unrealized
										Gain
										(Loss) from
				Change in						Investments
	Balance as of	Accrued	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers	Transfers out of	April 30,	April 30,
Securities	2013	(Premiums)	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2014	2014
COMMON STOCK
China	$0	$0	$0	$(10,210)	$0	$0	$145,740	$0	$135,530	$(10,211)
Hong Kong	$0	$0	$0	$(7,124)	$267,618	$0	$0	$0	$260,494	$(7,123)
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Taiwan	$33,404	$0	$0	$0	$0	$0	$0	$(33,404)	$0	$0

Total	$33,404	$0	$0	$(17,334)	$267,618	$0	$145,740	$(33,404)	$396,024	$(17,334)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

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Notes to Financial Statements (Unaudited) — (Continued)

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for the Portfolios’ investments in repurchase agreements as of April 30, 2014 are presented in the Portfolios’ Schedules of Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile

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Notes to Financial Statements (Unaudited) — (Continued)

than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the six months ended April 30, 2014. During the six months ended April 30, 2014, the Secured Options Portfolio wrote and purchased put and call options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2014 are included in Note 2.

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Notes to Financial Statements (Unaudited) — (Continued)

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2014, 89.65% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2014, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other

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Notes to Financial Statements (Unaudited) — (Continued)

appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2014, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $55,974,347 and $11,296,811 respectively, and the Total Market Portfolio pledged securities in the amount of $301,269 to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the fund.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income

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Notes to Financial Statements (Unaudited) — (Continued)

Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: Effective March 12, 2014, The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively. The purchase premium and redemption fee were paid by the purchasing or redeeming shareholder and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees were retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for

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Notes to Financial Statements (Unaudited) — (Continued)

the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service.

On October 31, 2013, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
						Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	2019	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$—	$7,424	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—	—
Long/Short Portfolio	1,396,379	404,939	5,227,189	—	—	—	—
International Portfolio	—	—	62,521,989	—	—	—	—
Philadelphia International Fund	—	—	82,274,642	—	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	—	119,296	34,419

During the year ended October 31, 2013, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $108,701 of late year ordinary losses.

During the year ended October 31, 2013, the following Portfolios utilized capital loss carryforwards:

U.S. Emerging Growth Portfolio	$4,093,528
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	$9,959,445
Large Cap Growth Portfolio	$2,898,020
Long/Short Portfolio	$1,725,712
Total Market Portfolio	$9,624,908
International Portfolio	$15,373,616
Philadelphia International Fund	$4,213,869
Philadelphia International Small Cap Fund	$142,665

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. However, the Act was effective with respect to the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund upon commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2013, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$94	$—	$(7,330)
Tax-Exempt Cash Portfolio	—	—	—	(800)
Core Fixed Income Portfolio	—	747,679	823,742	11,745,586
Strategic Equity Portfolio	—	2,148,326	16,494,365	75,289,127
Small Cap Equity Portfolio	—	9,606,051	30,256,442	225,513,540
Large Cap Value Portfolio	—	5,336,352	7,448,485	27,922,908
U.S. Emerging Growth Portfolio	—	—	310,647	7,852,956
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	—	243,437	5,685,804	61,428,189
Large Cap Growth Portfolio	—	473,690	8,271,607	43,644,587
Long/Short Portfolio	—	—	—	(4,509,254)
Total Market Portfolio	—	18,526	3,048	10,282,367
Secured Options Portfolio	—	14,498,342	26,448,956	43,388,970
International Secured Options Portfolio	—	7,233,965	—	9,034,779
International Portfolio	—	312,138	—	(48,494,009)
Philadelphia International Fund	—	157,819	—	(76,400,132)
Philadelphia International Small Cap Fund	—	872,368	3,769	3,462,989
Philadelphia International Emerging Markets Fund	—	928,167	23,721	5,869,344

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments, and the realization for tax

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Notes to Financial Statements (Unaudited) — (Continued)

purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2013, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2013, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$864	$—	$—
Tax-Exempt Cash Portfolio	365	—	—	—
Core Fixed Income Portfolio	—	11,783,028	1,165,411	—
Strategic Equity Portfolio	—	1,986,561	1,637,772	—
Small Cap Equity Portfolio	—	2,514,596	3,915,385	—
Large Cap Value Portfolio	—	1,237,310	3,113,994	—
U.S. Emerging Growth Portfolio	—	269,002	7,262	—
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	—	1,839,612	—	—
Large Cap Growth Portfolio	—	968,053	—	—
Total Market Portfolio	—	335,793	—	—
Secured Options Portfolio	—	14,693,932	26,188,607	—
International Secured Options Portfolio	—	33,582	55,586	—
International Portfolio	—	1,728,257	—	—
Philadelphia International Fund	—	453,869	—	—
Philadelphia International Small Cap Fund	—	283,789	—	—
Philadelphia International Emerging Markets Fund	—	1,495,376	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2013, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, capital gains tax, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Tax-Exempt Cash Portfolio	$(1,227)	$—	$1,227
Core Fixed Income Portfolio	1,557,017	(1,557,017)	—
Strategic Equity Portfolio	(32,197)	32,197	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Small Cap Equity Portfolio	$438,047	$(438,047)	$—
U.S. Emerging Growth Portfolio	(1,246)	(7,262)	8,508
Large Cap Growth Portfolio	(5,697)	2,703	2,994
Long/Short Portfolio	113,648	(3,517)	(110,131)
Total Market Portfolio	(7,086)	2,385	4,701
Secured Options Portfolio	3,107,792	(3,107,792)	—
International Secured Options Portfolio	546,117	(546,117)	—
International Portfolio	(177,539)	177,539	—
Philadelphia International Fund	(116,874)	116,874	—
Philadelphia International Small Cap Fund	142,956	(142,956)	—
Philadelphia International Emerging Markets Fund	(73,453)	77,909	(4,456)

As of April 30, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,644,959	$1,764,198	$10,880,761
Strategic Equity Portfolio	56,516,511	746,887	55,769,624
Small Cap Equity Portfolio	198,290,011	19,237,148	179,052,863
Large Cap Value Portfolio	18,167,267	149,865	18,017,402
U.S. Emerging Growth Portfolio	6,103,869	1,069,798	5,034,071
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	84,798,762	3,119,125	81,679,637
Large Cap Growth Portfolio	47,948,879	2,124,460	45,824,419
Long/Short Portfolio	9,709,086	3,825,589	5,883,497
Total Market Portfolio	11,958,669	779,704	11,178,965
Secured Options Portfolio	3,116,822	—	3,116,822
International Secured Options Portfolio	3,373,079	—	3,373,079
International Portfolio	11,880,341	1,016,609	10,863,732
Philadelphia International Fund	5,215,245	480,342	4,734,903
Philadelphia International Small Cap Fund	4,156,319	1,015,902	3,140,417
Philadelphia International Emerging Markets Fund	5,656,690	2,408,202	3,248,488

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

2.	Financial Instruments and Hedging Activities

Transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2014, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	1,931	$1,959,678
Options written	18,529	20,100,555
Options terminated in closing purchase transactions	(1,165)	(2,618,946)
Options exercised	0	0
Options expired	(17,665)	(17,735,197)

Options outstanding at April 30, 2014	1,630	$1,706,090

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	12,425	$583,936
Options written	81,576	4,667,263
Options terminated in closing purchase transactions	(25,430)	(1,702,101)
Options exercised	(800)	(76,207)
Options expired	(54,004)	(2,769,644)

Options outstanding at April 30, 2014	13,767	$703,247

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2014 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(415,950)	$(415,950)

Total Value	$(415,950)	$(415,950)

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Notes to Financial Statements (Unaudited) — (Continued)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[2]	$109,629	$109,629
Options Written[3]	18,303,984	18,303,984

Total Realized Gain (Loss)	$18,413,613	$18,413,613

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[5]	$161,167	$161,167

Total Change in Appreciation (Depreciation)	$161,167	$161,167

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Options Purchased (Notional)	500,000	500,000
Options Written (Notional)	(259,633)	(259,633)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(795,449)	$(795,449)

Total Value	$(795,449)	$(795,449)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$2,523,800	$2,523,800

Total Realized Gain (Loss)	$2,523,800	$2,523,800

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[4]	$(234,070)	$(234,070)

Total Change in Appreciation (Depreciation)	$(234,070)	$(234,070)

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(1,302,517)	(1,302,517)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Options written, at value.
[2]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[4]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[6]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended April 30, 2014.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the International Secured Options Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of each Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. Fees waived during the six months ended April 30, 2014 are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each pay PIA management fees at the annual rate of 0.60% and 0.65% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2015, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Small Cap Fund and the Class IV shares of the Philadelphia International Emerging Markets Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2014, Glenmede Trust waived $390,266 shareholder servicing fees it earned from the Government Cash Portfolio and $331,379 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $38,797 and $181,920 of expenses to the Government Cash Portfolio and Tax-Exempt Cash Portfolio respectively. The Fund’s will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2014, The Fund pays each Board member an annual fee of $45,000 plus $3,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $5,000 for his services as Chairman of the Audit Committee.

Expenses for the six months ended April 30, 2014 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2014, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$59,771,112	$5,046,000
Strategic Equity Portfolio	29,303,128	44,242,611
Small Cap Equity Portfolio	650,926,748	173,446,527
Large Cap Value Portfolio	43,812,200	49,753,089
U.S. Emerging Growth Portfolio	23,982,283	24,278,041
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	310,538,870	133,558,166
Large Cap Growth Portfolio	174,602,343	97,407,687
Long/Short Portfolio	106,149,502	90,086,037
Total Market Portfolio	53,525,985	42,119,534
Secured Options Portfolio	499,890,372	500,000,000
International Secured Options Portfolio	22,859,039	—
International Portfolio	10,298,741	26,370,939
Philadelphia International Fund	5,538,421	9,813,041
Philadelphia International Small Cap Fund	29,651,105	12,429,455
Philadelphia International Emerging Markets Fund	21,356,419	21,610,917

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

For the six months ended April 30, 2014, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Sales
Core Fixed Income Portfolio	$51,397,417

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/14	10/31/13
Government Cash Portfolio:
Sold	$2,493,047,050	$4,627,833,966
Issued as reinvestment of dividends	1	5
Redeemed	(2,579,310,266)	(4,609,856,302)

Net increase (decrease)	$(86,263,215)	$17,977,669

Tax-Exempt Cash Portfolio:
Sold	$1,375,124,390	$3,161,751,954
Redeemed	(1,378,695,217)	(3,207,266,231)

Net decrease	$(3,570,827)	$(45,514,277)

	Period Ended		Year Ended
	04/30/14		10/31/13
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	3,067,319	$34,029,951	4,902,578	$56,253,474
Issued as reinvestment of dividends	100,256	1,105,571	160,470	1,854,835
Redeemed	(2,912,386)	(32,302,156)	(10,424,499)	(119,534,305)

Net increase (decrease)	255,189	$2,833,366	(5,361,451)	$(61,425,996)

Strategic Equity Portfolio:
Sold	310,568	$6,734,880	961,127	$19,509,709
Issued as reinvestment of dividends	883,169	18,468,038	91,149	1,733,467
Redeemed	(966,618)	(21,389,779)	(2,171,274)	(45,569,627)

Net increase (decrease)	227,119	$3,813,139	(1,118,998)	$(24,326,451)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/14		10/31/13
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Advisor Class):
Sold	14,577,096	$378,916,405	12,105,102	$281,618,481
Issued as reinvestment of dividends	1,277,361	31,908,546	253,337	4,611,558
Redeemed	(3,216,113)	(83,126,270)	(7,820,224)	(186,724,758)

Net increase	12,638,344	$327,698,681	4,538,215	$99,505,281

Small Cap Equity Portfolio (Institutional Class):
Sold	8,738,356	$234,291,899	5,114,221	$136,470,082
Issued as reinvestment of dividends	86,544	2,238,030	13,377	258,176
Redeemed	(1,323,175)	(34,684,178)	(146,662)	(3,442,198)

Net increase	7,501,725	$201,845,751	4,980,936	$133,286,060

Large Cap Value Portfolio:
Sold	679,589	$8,022,764	1,602,587	$18,247,641
Issued as reinvestment of dividends	1,126,194	12,714,731	361,675	3,722,185
Redeemed	(1,124,124)	(13,851,258)	(1,878,660)	(21,619,453)

Net increase	681,659	$6,886,237	85,602	$350,373

U.S. Emerging Growth Portfolio:
Sold	163,361	$1,670,263	590,927	$4,932,449
Issued as reinvestment of dividends	31,794	311,896	1,144	9,224
Redeemed	(183,484)	(1,847,723)	(473,188)	(4,057,316)

Net increase	11,671	$134,436	118,883	$884,357

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio):
Sold	9,856,600	$193,319,272	8,229,056	$136,287,381
Issued as reinvestment of dividends	325,035	6,043,958	10,020	169,432
Redeemed	(762,897)	(14,948,670)	(926,597)	(15,368,268)

Net increase	9,418,738	$184,414,560	7,312,479	$121,088,545

Large Cap Growth Portfolio:
Sold	4,660,409	$94,830,853	4,120,093	$72,991,112
Issued as reinvestment of dividends	465,721	8,947,018	14,064	249,955
Redeemed	(831,379)	(16,814,221)	(1,054,857)	(17,944,110)

Net increase	4,294,751	$86,963,650	3,079,300	$55,296,957

Long/Short Portfolio:
Sold	5,519,288	$58,973,591	1,667,345	$16,760,631
Redeemed	(141,836)	(1,509,704)	(374,761)	(3,776,170)

Net increase	5,377,452	$57,463,887	1,292,584	$12,984,461

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/14		10/31/13
	Shares	Amount	Shares	Amount
Total Market Portfolio:
Sold	1,665,554	$23,659,540	325,176	$3,579,536
Issued as reinvestment of dividends	799	10,476	6,840	72,073
Redeemed	(886,457)	(11,871,362)	(1,935,002)	(22,456,700)

Net increase (decrease)	779,896	$11,798,654	(1,602,986)	$(18,805,091)

Secured Options Portfolio:
Sold	2,163,893	$25,900,068	6,500,691	$81,032,521
Issued as reinvestment of dividends	2,963,922	34,914,997	2,886,790	34,064,115
Redeemed	(6,886,418)	(84,599,468)	(8,821,866)	(110,678,232)

Net increase (decrease)	(1,758,603)	$(23,784,403)	565,615	$4,418,404

International Secured Options Portfolio:
Sold	906,666	$9,877,333	7,205,411	$76,656,565
Issued as reinvestment of dividends	691,181	7,243,573	8,566	89,168
Redeemed	(1,053,836)	(11,527,323)	(773,211)	(8,617,685)

Net increase	544,011	$5,593,583	6,440,766	$68,128,048

International Portfolio:
Sold	36,428	$525,681	215,364	$2,717,299
Issued as reinvestment of dividends	3,025	42,652	8,549	106,389
Redeemed	(1,085,278)	(15,726,010)	(9,002,716)	(117,238,515)

Net decrease	(1,045,825)	$(15,157,677)	(8,778,803)	$(114,414,827)

Philadelphia International Fund:
Sold	190,916	$2,494,275	1,248,747	$14,443,962
Issued as reinvestment of dividends	14,321	183,851	38,013	427,453
Redeemed	(528,656)	(6,915,630)	(3,509,318)	(40,962,347)

Net decrease	(323,419)	$(4,237,504)	(2,222,558)	$(26,090,932)

Philadelphia International Small Cap Fund (Class IV):
Sold	1,410,369	$17,590,183	1,281,557	$13,252,880
Issued as reinvestment of dividends	70,371	789,566	22,931	223,314
Redeemed	(41,299)	(487,328)	(196,694)	(1,827,871)

Net increase	1,439,441	$17,892,421	1,107,794	$11,648,323

Philadelphia International Emerging Markets Fund (Class IV):
Sold	—	$—	793,034	$7,128,657
Issued as reinvestment of dividends	136,969	1,195,733	177,146	1,485,815
Redeemed	(31,564)	(282,742)	(108,905)	(1,001,999)

Net increase	105,405	$912,991	861,275	$7,612,473

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

For the six months ended April 30, 2014, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund received redemption fees of $2,332 and $2,280, respectively. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above. Effective March 12, 2014, The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively.

As of April 30, 2014, with the exception of the Small Cap Equity Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the Portfolios as of April 30, 2014. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	2	21
Core Fixed Income Portfolio	1	17
Small Cap Equity Portfolio (Advisor Class)	2	67
Small Cap Equity Portfolio (Institutional Class)	3	89
Large Cap Value Portfolio	1	8
Large Cap Growth Portfolio	1	49
Total Market Portfolio	1	17
Secured Options Portfolio	1	11
International Secured Options Portfolio	1	45
International Portfolio	2	13
Philadelphia International Fund	3	97
Philadelphia International Small Cap Fund	5	87
Philadelphia International Emerging Markets Fund	2	93

6.	Lending of Portfolio Securities

As of April 30, 2014, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$37,862,601	$38,578,981	8.64
Strategic Equity Portfolio	2,217,109	2,265,998	1.23
Small Cap Equity Portfolio	81,933,114	86,117,177	5.84
Large Cap Value Portfolio	746,338	744,913	0.76
U.S. Emerging Growth Portfolio	8,255,818	8,459,809	17.74

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	$4,827,495		$4,662,760		0.94
Long/Short Portfolio	16,114,149		16,354,988		9.86
Total Market Portfolio	12,446,901	*	12,601,019	**	13.07
International Portfolio	3,455,123		3,612,220		6.54
Philadelphia International Fund	2,102,950		2,199,363		8.51

* The market value of loaned securities for the financing of short sales was $11,152,039.

** The market value of collateral used for the financing of short sales was $11,296,811.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2014 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$195,635,792	$47,497,174
Cash	17,928,644	1,850,215
Receivable for fund shares sold	383,500	100,000
Interest receivable	2,302,866	591,505
Prepaid expenses	7,930	1,834

Total assets	216,258,732	50,040,728

Liabilities:
Payable for securities purchased	5,117,134	—
Payable for fund shares redeemed	86,951	201,177
Payable for Trustees’ fees	1,049	210
Payable to Affiliate	25,613	6,195
Accrued expenses	33,338	7,937

Total liabilities	5,264,085	215,519

Net Assets	$210,994,647	$49,825,209

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$19,266	$4,712
Paid-in capital in excess of par value	207,057,381	48,836,665
Undistributed net investment income	315,743	85,438
Accumulated net realized gain from investment transactions	963,577	79,699
Net unrealized appreciation on investments	2,638,680	818,695

Total Net Assets	$210,994,647	$49,825,209

Shares Outstanding	19,266,437	4,712,443

Net Asset Value Per Share	$10.95	$10.57

[1] Investment at cost	$192,997,112	$46,678,479

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$2,060,220	$527,902

Total investment income	2,060,220	527,902

Expenses:
Administration, transfer agent and custody fees	62,374	21,911
Professional fees	21,289	4,535
Shareholder report expenses	3,437	994
Shareholder servicing fees	152,699	37,262
Trustees’ fees and expenses	3,367	784
Registration and filing fees	2,557	1,822
Other expenses	12,033	2,827

Total expenses	257,756	70,135

Net investment income	1,802,464	457,767

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	968,146	84,188

Net change in unrealized gain of:
Investments	93,846	23,841

Net realized and unrealized gain	1,061,992	108,029

Net increase in net assets resulting from operations	$2,864,456	$565,796

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2014 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,802,464	$457,767
Net realized gain on:
Investment transactions	968,146	84,188
Net change in unrealized gain of:
Investments	93,846	23,841

Net increase in net assets resulting from operations	2,864,456	565,796
Distributions to shareholders from:
Net investment income	(1,776,873)	(438,288)
Net realized gain on investments	(945,078)	(255,057)
Net decrease in net assets from capital share transactions (See note 4)	(1,879,262)	(920,907)

Net decrease in net assets	(1,736,757)	(1,048,456)

NET ASSETS:
Beginning of period	212,731,404	50,873,665

End of period	$210,994,647	$49,825,209

Undistributed net investment income included in net assets at end of period	$315,743	$85,438

For the Year Ended October 31, 2013
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,135,798	$880,446
Net realized gain on:
Investment transactions	941,440	250,568
Net change in unrealized loss of:
Investments	(6,130,392)	(1,017,726)

Net increase (decrease) in net assets resulting from operations	(1,053,154)	113,288
Distributions to shareholders from:
Net investment income	(4,222,178)	(889,292)
Net realized gain on investments	(22,928)	—
Net increase (decrease) in net assets from capital share transactions (See note 4)	(13,461,712)	5,553,449

Net increase (decrease) in net assets	(18,759,972)	4,777,445

NET ASSETS:
Beginning of year	231,491,376	46,096,220

End of year	$212,731,404	$50,873,665

Undistributed net investment income included in net assets at end of year	$290,152	$65,959

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.94	$11.20	$10.95	$10.96	$10.69	$10.05

Income from investment operations:
Net investment income	0.10	0.20	0.24	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	0.05	(0.25)	0.26	(0.01)	0.26	0.65

Total from investment operations	0.15	(0.05)	0.50	0.25	0.51	0.93

Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.24)	(0.26)	(0.24)	(0.29)
Net realized capital gains	(0.05)	(0.00)	(0.01)	(0.00)[2]	—	—

Total distributions	(0.14)	(0.21)	(0.25)	(0.26)	(0.24)	(0.29)

Net asset value, end of period	$10.95	$10.94	$11.20	$10.95	$10.96	$10.69

Total return	1.42%[3]	(0.46)%	4.60%	2.37%	4.85%	9.40%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$210,995	$212,731	$231,491	$147,865	$145,109	$113,558
Ratio of operating expenses to average net assets	0.25%[4]	0.25%	0.26%	0.27%	0.28%	0.31%
Ratio of net investment income to average net assets	1.77%[4]	1.85%	2.19%	2.42%	2.27%	2.62%
Portfolio turnover rate	18%	68%	10%	10%	20%	32%

[1]	Unaudited.
[2]	Amount rounds to less than $0.01 per share.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the
	Period
	Ended
	April 30,	For the Year Ended October 31,
	2014[1]	2013	2012[2]	2011	2010	2009[2]

Net asset value, beginning of period	$10.60	$10.80	$10.63	$10.72	$10.44	$9.93

Income from investment operations:
Net investment income	0.10	0.20	0.22	0.25	0.25	0.29
Net realized and unrealized gain (loss) on investments	0.01	(0.19)	0.19	(0.07)	0.28	0.53

Total from investment operations	0.11	0.01	0.41	0.18	0.53	0.82

Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.22)	(0.25)	(0.25)	(0.31)
Net realized capital gains	(0.05)	—	(0.02)	(0.02)	—	—

Total distributions	(0.14)	(0.21)	(0.24)	(0.27)	(0.25)	(0.31)

Net asset value, end of period	$10.57	$10.60	$10.80	$10.63	$10.72	$10.44

Total return	1.11%[3]	0.05%	3.90%	1.76%	5.17%	8.35%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$49,825	$50,874	$46,096	$33,957	$36,543	$31,877
Ratio of operating expenses to average net assets	0.28%[4]	0.29%	0.30%	0.30%	0.32%	0.37%
Ratio of net investment income to average net assets	1.84%[4]	1.90%	2.08%	2.36%	2.42%	2.84%
Portfolio turnover rate	7%	43%	6%	11%	14%	16%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 92.7%

	California — 6.3%
	California State General Obligation Unlimited:
$2,000,000	5.000% due 2/1/18	$2,297,320
2,000,000	5.000% due 9/1/19	2,364,700
5,000,000	5.000% due 10/1/19	5,918,900
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,695,920

		13,276,840

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,858,752

	Florida — 7.6%
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,892,366
2,000,000	Florida State, General Obligation Unlimited,
	4.000% due 7/1/18	2,169,640
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,416,371
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,527,593

		16,005,970

	Georgia — 0.5%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,157,090

	Illinois — 0.6%
1,075,000	Kane County, IL, Community Unit School District No. 101 Batavia, General Obligation Unlimited,
	5.000% due 1/1/19	1,245,097

	Indiana — 1.0%
2,000,000	Elkhart, Community Schools Building Corp. Revenue Bonds,
	2.000% due 2/10/15	2,025,060

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Louisiana — 2.3%
$4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	$4,836,440

	Maryland — 8.2%
2,095,000	Baltimore County, MD, General Obligation Unlimited,
	5.000% due 2/1/18	2,408,957
2,000,000	Maryland State, Street & Local Facilities Loan 2nd, General Obligation Unlimited,
	5.000% due 7/15/18	2,327,060
6,500,000	Maryland State, Street & Local Facilities Loan 2nd, General Obligation Unlimited, Series B,
	5.000% due 8/1/17	7,401,680
4,410,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement,
	5.000% due 6/1/18	5,115,776

		17,253,473

	Massachusetts — 1.1%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,218,900

	Michigan — 5.1%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,216,540
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	5,791,650
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited (QSBLF Insured),
	5.000% due 5/1/19	1,744,290

		10,752,480

	Nebraska — 1.4%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,052,270

	Nevada — 2.8%
5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	5,923,800

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 9.5%
$3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	$4,414,256
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,779,969
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,381,188
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,359,714
4,000,000	5.000% due 3/15/24	4,708,440
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,496,118

		20,139,685

	North Carolina — 4.5%
2,195,000	Cary, NC, General Obligation Unlimited, Public Improvement,
	5.000% due 3/1/19	2,583,164
2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	2,958,422
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,281,820
1,500,000	Wake County, NC, General Obligation Unlimited, Prerefunded 3/1/19 @ 100,
	5.000% due 3/1/23	1,720,845

		9,544,251

	Ohio — 6.3%
5,000,000	Dayton, Ohio, City School District, School Facilities Construction, General Obligation Unlimited, Series A, (SCEP Insured),
	5.000% due 11/1/18	5,798,450
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,451,688

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	$2,120,780
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,021,292

		13,392,210

	Pennsylvania — 10.7%
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	203,165
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	318,557
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	291,863
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	590,515
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	320,341
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	400,052
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,119,350
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	364,413
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,053,413
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	395,591
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	678,942

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	$541,910
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured State Aid Withholding),
	5.000% due 6/1/16	1,269,617
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	271,810
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,701,705
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	267,380
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	526,555
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	879,532
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,116,100
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured State Aid Withholding),
	5.000% due 6/1/18	758,751
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (AGMC Insured State Aid Withholding),
	5.000% due 2/15/15	938,349
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (AGMC State Aid Withholding),
	5.000% due 2/15/15	98,609

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	$1,621,965
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	60,226
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,008,700
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	262,301
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	1,680,210
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited, (State Aid Withholding),
	5.000% due 2/15/20	2,837,806

		22,577,728

	Puerto Rico — 0.0%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	100,812

	South Carolina — 1.2%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,610,175

	Tennessee — 0.6%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,191,981

	Texas — 10.2%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,648,886
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,121,400

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	$1,012,350
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	741,248
6,000,000	Texas State, Transportation Commission State Highway Fund, Revenue Bonds, Series A,
	5.000% due 4/1/19	7,060,920
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,935,798

		21,520,602

	Virginia — 2.3%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A, (State Aid Withholding),
	5.000% due 3/1/23	4,783,120

	Washington — 6.9%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,773,880
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,032,300
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,186,120
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,840,285
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,658,925

		14,491,510

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Wisconsin — 2.7%
$4,720,000	Wisconsin State, General Obligation Unlimited,
5.000% due 11/1/21	$5,677,546

TOTAL MUNICIPAL BONDS (Cost $192,997,112)	195,635,792

TOTAL INVESTMENTS (Cost $192,997,112)[1]	92.7%	$195,635,792
OTHER ASSETS IN EXCESS OF LIABILITIES	7.3	15,358,855

NET ASSETS	100.0%	$210,994,647

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $192,997,112.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCEP — State Credit Ehancement Program

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

CREDIT QUALITY

On April 30, 2014, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	25.9%	$55,058,637
Aa1	11.9	25,115,313
Aa2	21.3	44,653,039
Aa3	5.4	11,481,080
A1	12.6	26,385,418
A2	4.4	9,234,032
S&P’S CREDIT RATING:
AAA	2.2	4,708,440
AA+	1.0	2,025,060
AA-	2.3	4,905,447
AA	3.6	7,549,530
A+	0.1	271,810
*NOT RATED	2.0	4,247,986

TOTAL MUNICIPAL BONDS	92.7%	$195,635,792

TOTAL INVESTMENTS	92.7%	$195,635,792

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 95.3%

	Delaware — 2.1%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$515,460
500,000	5.000% due 1/1/19[1]	514,260

		1,029,720

	New Jersey — 93.2%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	496,496
680,000	Barnegat Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 4/1/22	804,413
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	559,630
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	508,835
250,000	Bernards Township, NJ, School District, General Obligation Unlimited,
	4.000% due 7/15/23	281,010
670,000	Burlington Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/20	788,168
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	315,839
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	500,408
455,000	Delanco Township, NJ, School District, General Obligation Unlimited,
	5.000% due 8/1/21	531,904
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	485,954
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	405,391
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	305,259
475,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AMBAC Insured),
	5.250% due 12/15/20	569,045

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	$287,915
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	761,908
375,000	Freehold, NJ, Regional High School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 3/1/16	405,802
	Garden, NJ, Preservation Trust Open Space & Farmland, Revenue Bonds, Series A:
400,000	4.000% due 11/1/18	450,184
785,000	5.000% due 11/1/18	917,853
1,000,000	5.000% due 11/1/21	1,206,730
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	568,290
1,500,000	Jackson Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.250% due 6/15/19	1,739,835
1,735,000	Lacey, NJ, Municipal Utilities Authority, Revenue Bonds,
	5.000% due 12/1/19	2,044,559
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited,
	5.000% due 3/15/21	296,355
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	254,873
	Manasquan, NJ, Board of Education, General Obligation Unlimited:
520,000	5.000% due 1/15/21	611,109
580,000	5.000% due 1/15/22	682,608
615,000	5.000% due 1/15/23	731,795
500,000	Matawan-Aberdeen, NJ, Regional School District, General Obligation Unlimited,
	4.000% due 9/15/17	548,955
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	578,490
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	285,253

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$425,000	Millstone Township, NJ, School District, General Obligation Unlimited,
	5.000% due 7/15/18	$481,703
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	323,265
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	164,579
500,000	5.000% due 12/1/21	575,945
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	102,988
350,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited,
	4.000% due 9/15/14	354,697
500,000	Montclair Township, NJ, General Obligation Unlimited,
	5.000% due 3/1/20	588,420
715,000	Montclair Township, NJ, General Obligation Unlimited, Series B,
	5.000% due 1/1/21	846,817
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	395,602
	Morris County, NJ, General Obligation Unlimited:
490,000	4.000% due 2/1/22	559,154
400,000	5.000% due 9/15/22	470,092
645,000	Morris Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/15/18	737,512
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	400,617
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	455,420
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	397,814
5,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.000% due 9/1/23	5,634

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$335,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A,
	4.000% due 9/1/19	$372,698
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
5,000	4.000% due 9/1/19	5,634
10,000	5.250% due 9/1/19	11,802
10,000	4.000% due 9/1/23	11,268
315,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Unrefunded,
	5.250% due 9/1/19	370,717
750,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C,
	5.000% due 9/1/17	856,132
700,000	New Jersey Health Care Facilities Financing Authority Revenue Refunding, Virtua Health Inc.,
	5.000% due 7/1/21	811,965
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	272,025
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	316,812
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	70,585
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	284,255
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/32	633,114
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	896,911
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	206,702

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	$507,915
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	567,470
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	262,995
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured):
300,000	5.250% due 12/15/16	324,486
285,000	5.250% due 12/15/18	308,262
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,089,101
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	444,616
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	696,044
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	439,911
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	314,099
1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	1,121,590
365,000	New Jersey, General Obligation Unlimited, Series L, (AMBAC Insured),
	5.250% due 7/15/18	425,973
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	651,357
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	771,379
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	481,056

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	$1,480,526
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	609,818
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	674,400
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22	587,795
	Sayreville, NJ, School District, General Obligation Unlimited, (NPFG Insured):
300,000	4.500% due 7/15/29	315,582
300,000	4.500% due 7/15/30	315,582
595,000	Southeast Morris County, NJ, Municipal Utilities Authority, Revenue Bonds,
	4.000% due 1/1/15	609,060
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	560,835
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	861,937
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	575,500
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	564,420

		46,467,454

	TOTAL MUNICIPAL BONDS (Cost $46,678,479)	47,497,174

TOTAL INVESTMENTS (Cost $46,678,479)[2]	95.3%	$47,497,174
OTHER ASSETS IN EXCESS OF LIABILITIES	4.7	2,328,035

NET ASSETS	100.0%	$49,825,209

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2014 — (Unaudited)

* Percentages indicated are based on net assets.
[1] This is a joint regional authority that serves the States of New Jersey and Delaware.
[2] Aggregate cost for federal tax purposes was $46,678,479.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2014 — (Unaudited)

CREDIT QUALITY

On April 30, 2014, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	12.1%	$6,080,225
Aa1	2.6	1,286,941
Aa2	10.1	5,005,260
Aa3	19.0	9,463,646
A1	10.8	5,393,137
A2	2.6	1,284,762
A3	3.7	1,847,816
S&P’S CREDIT RATING:
AAA	3.0	1,513,294
AA+	7.0	3,466,289
AA-	12.8	6,371,019
AA	9.1	4,518,682
A+	1.6	811,965
A	0.6	316,812
*NOT RATED	0.3	137,326

TOTAL MUNICIPAL BONDS	95.3%	$47,497,174

TOTAL INVESTMENTS	95.3%	$47,497,174

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2014, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2014. For the six months ended April 30, 2014, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2013 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2013, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Short-Term	Long-Term	Distributable
Portfolio	Income	Gain	Gain	Earnings
Muni Intermediate Portfolio	$290,152	$—	$940,509	$3,775,495
New Jersey Muni Portfolio	65,959	11,241	239,327	1,111,381

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2013, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2013, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$4,222,162	$16	$22,928	$—
New Jersey Muni Portfolio	889,292	—	—	—

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2014 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2014, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$35,010,565	$44,605,139
New Jersey Muni Portfolio	3,364,776	4,908,024

As of April 30, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,343,881	$705,201	$2,638,680
New Jersey Muni Portfolio	978,678	159,983	818,695

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

4.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/14		10/31/13
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	2,753,023	$30,005,713	4,896,485	$54,352,495
Issued as reinvestment of dividends	87,389	944,676	2,051	22,927
Redeemed	(3,018,969)	(32,829,651)	(6,124,718)	(67,837,134)

Net decrease	(178,557)	$(1,879,262)	(1,226,182)	$(13,461,712)

New Jersey Muni Portfolio:
Sold	398,942	$4,201,080	1,166,275	$12,350,495
Issued as reinvestment of dividends	24,384	255,056	—	—
Redeemed	(511,090)	(5,377,043)	(633,081)	(6,797,046)

Net increase (decrease)	(87,764)	$(920,907)	533,194	$5,553,449

As of April 30, 2014, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. New Jersey Muni Portfolio had two shareholders that beneficially own 14% of the shares outstanding of the Portfolio as of April 30, 2014.

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2014 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
1650 Arch Street, Suite 2501
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date July 1, 2014
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date July 1, 2014